USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA 500 Index Fund (Also Known as Victory 500 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (8.1%):
Activision Blizzard, Inc.	200,443	$17,156
Alphabet, Inc. Class A (a)	1,622,793	168,332
Alphabet, Inc. Class C (a)	1,414,674	147,126
AT&T, Inc.	1,942,629	37,396
Charter Communications, Inc. Class A (a)	28,698	10,263
Comcast Corp. Class A	1,134,687	43,016
Electronic Arts, Inc.	70,234	8,460
Fox Corp. Class A	79,281	2,700
Fox Corp. Class B	36,260	1,135
Liberty Broadband Corp. Class C (a)	31,928	2,609
Liberty Media Corp.-Liberty Formula One Class C (a)	54,003	4,041
Live Nation Entertainment, Inc. (a)	39,002	2,730
Meta Platforms, Inc. Class A (a)	606,439	128,529
Netflix, Inc. (a)	118,914	41,082
Omnicom Group, Inc.	54,680	5,159
Paramount Global Class B	157,844	3,521
Pinterest, Inc. Class A (a)	158,745	4,329
ROBLOX Corp. Class A (a)	116,776	5,253
Sirius XM Holdings, Inc. (b)	180,203	715
Snap, Inc. Class A (a)	263,975	2,959
Take-Two Interactive Software, Inc. (a)	42,281	5,044
The Interpublic Group of Cos., Inc.	104,800	3,903
The Trade Desk, Inc. Class A (a)	120,440	7,336
The Walt Disney Co. (a)	497,738	49,838
T-Mobile U.S., Inc. (a)	142,862	20,692
Verizon Communications, Inc.	1,144,315	44,502
Warner Bros Discovery, Inc. (a)	602,101	9,092
		776,918
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	64,281	10,790
Cisco Systems, Inc.	1,119,308	58,512
Motorola Solutions, Inc.	45,570	13,039
		82,341

Consumer Discretionary (10.3%):
Airbnb, Inc. Class A (a)	104,733	13,029
Amazon.com, Inc. (a)	2,456,964	253,780
AutoZone, Inc. (a)	5,172	12,714
Best Buy Co., Inc.	53,655	4,200
Booking Holdings, Inc. (a)	10,155	26,935
Burlington Stores, Inc. (a)	17,762	3,590
Chipotle Mexican Grill, Inc. (a)	7,451	12,729
Coupang, Inc. (a)	308,647	4,938
D.R. Horton, Inc.	82,335	8,043
Darden Restaurants, Inc.	33,160	5,145
Dollar General Corp.	60,916	12,820
Dollar Tree, Inc. (a)	60,265	8,651
DoorDash, Inc. Class A (a)	64,751	4,116
eBay, Inc.	146,280	6,490
Etsy, Inc. (a)	33,903	3,774
Expedia Group, Inc. (a)	39,874	3,869
Ford Motor Co.	1,066,785	13,442
General Motors Co.	379,988	13,938
Genuine Parts Co.	37,692	6,306

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund (Also Known as Victory 500 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	71,146	$10,022
Las Vegas Sands Corp. (a)	89,542	5,144
Lennar Corp. Class A	67,699	7,116
LKQ Corp.	72,067	4,091
Lowe's Cos., Inc.	164,759	32,947
Lucid Group, Inc. (a)(b)	139,645	1,123
Lululemon Athletica, Inc. (a)	30,348	11,052
Marriott International, Inc. Class A	71,359	11,848
McDonald's Corp.	199,306	55,728
MGM Resorts International	86,844	3,858
NIKE, Inc. Class B	336,005	41,208
NVR, Inc. (a)	819	4,564
O'Reilly Automotive, Inc. (a)	16,679	14,160
Pool Corp.	10,321	3,534
PulteGroup, Inc.	60,852	3,547
Rivian Automotive, Inc. Class A (a)	161,717	2,503
Ross Stores, Inc.	91,952	9,759
Royal Caribbean Cruises Ltd. (a)	60,503	3,951
Starbucks Corp.	303,748	31,629
Target Corp.	125,418	20,773
Tesla, Inc. (a)	732,787	152,024
The Home Depot, Inc.	277,691	81,952
The TJX Cos., Inc.	314,833	24,670
Tractor Supply Co.	29,991	7,049
Ulta Beauty, Inc. (a)	13,725	7,489
Yum China Holdings, Inc.	110,586	7,010
Yum! Brands, Inc.	76,750	10,137
		987,397
Consumer Staples (6.7%):
Altria Group, Inc.	488,302	21,788
Archer-Daniels-Midland Co.	147,819	11,775
Brown-Forman Corp. Class B	82,762	5,319
Bunge Ltd.	40,407	3,860
Campbell Soup Co.	53,852	2,961
Church & Dwight Co., Inc.	66,492	5,878
Colgate-Palmolive Co.	226,248	17,002
Conagra Brands, Inc.	128,564	4,829
Constellation Brands, Inc. Class A	45,234	10,218
Costco Wholesale Corp.	120,900	60,072
General Mills, Inc.	160,647	13,729
Hormel Foods Corp.	78,907	3,147
Kellogg Co.	92,205	6,174
Keurig Dr Pepper, Inc.	246,961	8,713
Kimberly-Clark Corp.	91,958	12,343
Lamb Weston Holdings, Inc.	38,415	4,015
McCormick & Co., Inc.	68,312	5,684
Mondelez International, Inc. Class A	371,451	25,898
Monster Beverage Corp. (a)	201,862	10,903
PepsiCo, Inc.	375,251	68,408
Philip Morris International, Inc.	422,382	41,077
Sysco Corp.	138,304	10,681
The Clorox Co.	33,656	5,326
The Coca-Cola Co.	1,166,489	72,357
The Estee Lauder Cos., Inc.	63,124	15,557
The Hershey Co.	40,044	10,188
The J.M. Smucker Co.	28,184	4,435
The Kraft Heinz Co.	300,392	11,616
The Kroger Co.	193,085	9,533

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund (Also Known as Victory 500 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Procter & Gamble Co.	642,781	$95,575
Tyson Foods, Inc. Class A	76,263	4,524
Walgreens Boots Alliance, Inc.	195,051	6,745
Walmart, Inc.	382,085	56,338
		646,668
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	160,388	13,107
CDW Corp.	36,889	7,189
Corning, Inc.	207,592	7,324
Keysight Technologies, Inc. (a)	48,106	7,768
Teledyne Technologies, Inc. (a)	12,643	5,656
Trimble, Inc. (a)	67,285	3,527
Zebra Technologies Corp. (a)	13,866	4,410
		48,981

Energy (4.6%):
Baker Hughes Co.	272,765	7,872
Cheniere Energy, Inc.	65,736	10,360
Chevron Corp.	519,499	84,761
ConocoPhillips	332,072	32,945
Coterra Energy, Inc.	205,136	5,034
Devon Energy Corp.	176,409	8,928
Diamondback Energy, Inc.	47,569	6,430
EOG Resources, Inc.	160,042	18,346
Exxon Mobil Corp.	1,122,085	123,048
Halliburton Co.	246,329	7,794
Hess Corp.	75,603	10,005
Kinder Morgan, Inc.	532,874	9,331
Marathon Oil Corp.	171,558	4,110
Marathon Petroleum Corp.	121,395	16,368
Occidental Petroleum Corp.	247,646	15,461
ONEOK, Inc.	120,561	7,660
Phillips 66	128,775	13,055
Pioneer Natural Resources Co.	63,390	12,947
Schlumberger NV	386,352	18,970
Targa Resources Corp.	60,516	4,415
Texas Pacific Land Corp.	2,099	3,570
The Williams Cos., Inc.	331,953	9,912
Valero Energy Corp.	101,125	14,117
		445,439
Financials (10.3%):
Aflac, Inc.	150,124	9,686
American Express Co.	202,765	33,446
American International Group, Inc.	200,873	10,116
Ameriprise Financial, Inc.	28,685	8,792
Aon PLC Class A	55,335	17,447
Apollo Global Management, Inc.	107,589	6,795
Arch Capital Group Ltd. (a)	97,754	6,635
Ares Management Corp. Class A	37,801	3,154
Arthur J. Gallagher & Co.	57,210	10,945
Bank of America Corp.	2,180,754	62,370
Berkshire Hathaway, Inc. Class A (a)	93	43,301
Berkshire Hathaway, Inc. Class B (a)	354,742	109,534
BlackRock, Inc.	40,115	26,842
Blackstone, Inc.	189,298	16,628
Brown & Brown, Inc.	64,816	3,722
Capital One Financial Corp.	102,792	9,884

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund (Also Known as Victory 500 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cboe Global Markets, Inc.	28,811	$3,868
Cincinnati Financial Corp.	41,970	4,704
Citigroup, Inc.	529,591	24,832
Citizens Financial Group, Inc.	130,582	3,966
CME Group, Inc.	97,032	18,584
Discover Financial Services	70,654	6,983
Everest Re Group Ltd.	7,895	2,827
FactSet Research Systems, Inc.	10,422	4,326
Fifth Third Bancorp	185,148	4,932
First Horizon Corp.	143,387	2,549
First Republic Bank (b)	49,362	691
Franklin Resources, Inc.	79,071	2,130
Huntington Bancshares, Inc.	387,546	4,340
Intercontinental Exchange, Inc.	150,744	15,721
JPMorgan Chase & Co.	793,937	103,458
KeyCorp	254,200	3,183
KKR & Co., Inc.	175,966	9,242
Loews Corp.	53,143	3,083
LPL Financial Holdings, Inc.	21,221	4,295
M&T Bank Corp.	45,260	5,412
Markel Corp. (a)	3,580	4,573
MarketAxess Holdings, Inc.	10,042	3,929
Marsh & McLennan Cos., Inc.	134,753	22,443
MetLife, Inc.	177,228	10,269
Moody's Corp.	49,915	15,275
Morgan Stanley	354,580	31,132
MSCI, Inc.	21,133	11,828
Nasdaq, Inc.	91,932	5,026
Northern Trust Corp.	55,650	4,904
NU Holdings Ltd. Class A (a)	551,094	2,623
Principal Financial Group, Inc.	65,575	4,874
Prudential Financial, Inc.	100,267	8,296
Raymond James Financial, Inc.	52,808	4,925
Regions Financial Corp.	254,602	4,725
S&P Global, Inc.	87,733	30,248
State Street Corp.	92,919	7,033
Synchrony Financial	117,885	3,428
T Rowe Price Group, Inc.	59,918	6,765
The Allstate Corp.	71,030	7,871
The Bank of New York Mellon Corp.	219,115	9,957
The Carlyle Group, Inc.	54,580	1,695
The Charles Schwab Corp.	458,818	24,033
The Goldman Sachs Group, Inc.	90,477	29,596
The Hartford Financial Services Group, Inc.	85,297	5,944
The PNC Financial Services Group, Inc.	109,258	13,887
The Progressive Corp.	159,484	22,816
The Travelers Cos., Inc.	63,237	10,839
Truist Financial Corp.	361,495	12,327
U.S. Bancorp	417,174	15,039
W.R. Berkley Corp.	56,943	3,545
Wells Fargo & Co.	1,033,690	38,639
		986,907
Health Care (14.1%):
Abbott Laboratories	468,792	47,470
AbbVie, Inc.	482,097	76,832
Agilent Technologies, Inc.	80,669	11,160
Align Technology, Inc. (a)	19,621	6,556
Alnylam Pharmaceuticals, Inc. (a)	33,483	6,707

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund (Also Known as Victory 500 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AmerisourceBergen Corp.	45,740	$7,323
Amgen, Inc.	145,489	35,172
Avantor, Inc. (a)	178,248	3,768
Baxter International, Inc.	137,505	5,577
Becton Dickinson and Co.	77,353	19,148
Biogen, Inc. (a)	39,367	10,945
BioMarin Pharmaceutical, Inc. (a)	49,624	4,825
Bio-Rad Laboratories, Inc. Class A (a)	5,679	2,720
Boston Scientific Corp. (a)	386,350	19,329
Bristol-Myers Squibb Co.	571,840	39,634
Cardinal Health, Inc.	69,495	5,247
Catalent, Inc. (a)	47,105	3,095
Centene Corp. (a)	148,697	9,399
CVS Health Corp.	349,874	25,999
Danaher Corp.	180,645	45,530
Dexcom, Inc. (a)	103,178	11,987
Edwards Lifesciences Corp. (a)	164,086	13,575
Elevance Health, Inc.	64,699	29,749
Eli Lilly & Co.	230,440	79,138
GE HealthCare Technologies, Inc. (a)	98,943	8,116
Gilead Sciences, Inc.	339,791	28,193
HCA Healthcare, Inc.	55,843	14,725
Hologic, Inc. (a)	66,505	5,367
Horizon Therapeutics PLC (a)	61,606	6,724
Humana, Inc.	34,051	16,530
ICON PLC (a)	22,245	4,751
IDEXX Laboratories, Inc. (a)	22,362	11,183
Illumina, Inc. (a)	43,049	10,011
Incyte Corp. (a)	60,142	4,347
Insulet Corp. (a)	18,733	5,975
Intuitive Surgical, Inc. (a)	94,514	24,146
IQVIA Holdings, Inc. (a)	50,097	9,964
Johnson & Johnson	709,573	109,984
Laboratory Corp. of America Holdings	24,031	5,513
McKesson Corp.	37,311	13,285
Medtronic PLC	362,425	29,219
Merck & Co., Inc.	690,803	73,495
Mettler-Toledo International, Inc. (a)	5,903	9,033
Moderna, Inc. (a)	91,067	13,986
Molina Healthcare, Inc. (a)	15,753	4,214
PerkinElmer, Inc.	34,416	4,586
Pfizer, Inc.	1,529,423	62,400
Quest Diagnostics, Inc.	30,028	4,248
Regeneron Pharmaceuticals, Inc. (a)	28,009	23,014
ResMed, Inc.	39,627	8,678
Royalty Pharma PLC Class A	101,427	3,654
Seagen, Inc. (a)	49,875	10,098
STERIS PLC	26,781	5,123
Stryker Corp.	95,992	27,403
The Cigna Group	79,319	20,268
The Cooper Cos., Inc.	13,332	4,978
Thermo Fisher Scientific, Inc.	105,016	60,528
UnitedHealth Group, Inc.	254,167	120,117
Veeva Systems, Inc. Class A (a)	38,012	6,986
Vertex Pharmaceuticals, Inc. (a)	70,048	22,070
Viatris, Inc.	326,088	3,137
Waters Corp. (a)	16,186	5,012
West Pharmaceutical Services, Inc.	20,199	6,998
Zimmer Biomet Holdings, Inc.	57,235	7,395

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund (Also Known as Victory 500 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zoetis, Inc.	126,256	$21,014
		1,357,353
Industrials (8.3%):
3M Co.	149,991	15,766
AMETEK, Inc.	62,692	9,111
Axon Enterprise, Inc. (a)	18,661	4,196
Booz Allen Hamilton Holding Corp.	35,320	3,274
Carlisle Cos., Inc.	13,797	3,119
Carrier Global Corp.	227,286	10,398
Caterpillar, Inc.	140,685	32,194
Cintas Corp.	23,535	10,889
Copart, Inc. (a)	116,797	8,784
CoStar Group, Inc. (a)	109,700	7,553
CSX Corp.	561,985	16,826
Cummins, Inc.	37,749	9,017
Deere & Co.	80,737	33,335
Delta Air Lines, Inc. (a)	174,714	6,101
Dover Corp.	37,686	5,726
Eaton Corp. PLC	108,440	18,580
Emerson Electric Co.	155,686	13,566
Equifax, Inc.	33,361	6,767
Expeditors International of Washington, Inc.	41,647	4,586
Fastenal Co.	155,531	8,389
FedEx Corp.	63,267	14,456
Fortive Corp.	96,152	6,555
General Dynamics Corp.	74,024	16,893
General Electric Co.	293,823	28,089
HEICO Corp.	11,438	1,956
HEICO Corp. Class A	20,139	2,737
Honeywell International, Inc.	182,044	34,792
Howmet Aerospace, Inc.	111,209	4,712
Hubbell, Inc.	14,604	3,553
IDEX Corp.	20,550	4,748
Illinois Tool Works, Inc.	83,120	20,236
Ingersoll Rand, Inc.	110,336	6,419
J.B. Hunt Transport Services, Inc.	22,321	3,916
Jacobs Solutions, Inc.	34,180	4,017
Johnson Controls International PLC	185,368	11,163
L3Harris Technologies, Inc.	51,878	10,181
Leidos Holdings, Inc.	35,072	3,229
Lockheed Martin Corp.	69,559	32,883
Nordson Corp.	13,860	3,081
Norfolk Southern Corp.	62,062	13,157
Northrop Grumman Corp.	41,701	19,254
Old Dominion Freight Line, Inc.	25,888	8,824
Otis Worldwide Corp.	113,037	9,540
PACCAR, Inc.	139,288	10,196
Parker-Hannifin Corp.	34,598	11,629
Quanta Services, Inc.	38,843	6,473
Raytheon Technologies Corp.	399,147	39,088
Republic Services, Inc.	55,971	7,568
Rockwell Automation, Inc.	31,274	9,177
Rollins, Inc.	67,090	2,518
Snap-on, Inc.	14,182	3,501
Southwest Airlines Co.	161,921	5,269
Stanley Black & Decker, Inc.	41,276	3,326
Textron, Inc.	55,355	3,910
The Boeing Co. (a)	162,998	34,626

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund (Also Known as Victory 500 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Trane Technologies PLC	62,415	$11,483
TransDigm Group, Inc.	14,430	10,636
TransUnion	52,033	3,233
Uber Technologies, Inc. (a)	516,233	16,365
Union Pacific Corp.	166,713	33,553
United Airlines Holdings, Inc. (a)	88,230	3,904
United Parcel Service, Inc. Class B	198,850	38,575
United Rentals, Inc.	18,709	7,404
Verisk Analytics, Inc.	41,727	8,006
Waste Management, Inc.	106,758	17,420
Westinghouse Air Brake Technologies Corp.	49,057	4,958
WW Grainger, Inc.	12,253	8,440
Xylem, Inc.	49,113	5,142
		798,968
IT Services (4.4%):
Accenture PLC Class A	179,387	51,270
Automatic Data Processing, Inc.	111,767	24,883
Block, Inc. (a)	144,963	9,952
Broadridge Financial Solutions, Inc.	31,746	4,653
Cloudflare, Inc. Class A (a)	76,014	4,687
Cognizant Technology Solutions Corp. Class A	138,764	8,455
EPAM Systems, Inc. (a)	15,244	4,558
Fidelity National Information Services, Inc.	160,058	8,696
Fiserv, Inc. (a)	169,430	19,151
FleetCor Technologies, Inc. (a)	18,889	3,983
Gartner, Inc. (a)	19,387	6,316
Global Payments, Inc.	70,983	7,470
International Business Machines Corp.	246,341	32,293
Mastercard, Inc. Class A	229,331	83,341
MongoDB, Inc. (a)	18,123	4,225
Paychex, Inc.	87,410	10,016
PayPal Holdings, Inc. (a)	305,175	23,175
Snowflake, Inc. Class A (a)	75,357	11,627
SS&C Technologies Holdings, Inc.	59,714	3,372
VeriSign, Inc. (a)	28,290	5,978
Visa, Inc. Class A	443,531	99,998
		428,099

Materials (2.5%):
Air Products and Chemicals, Inc.	59,299	17,031
Albemarle Corp.	31,932	7,058
Avery Dennison Corp.	21,581	3,862
Ball Corp.	84,813	4,674
Celanese Corp.	29,555	3,218
CF Industries Holdings, Inc.	52,806	3,828
Corteva, Inc.	194,218	11,713
Dow, Inc.	192,054	10,528
DuPont de Nemours, Inc.	135,357	9,715
Ecolab, Inc.	68,980	11,418
FMC Corp.	33,747	4,122
Freeport-McMoRan, Inc.	382,016	15,628
International Flavors & Fragrances, Inc.	69,468	6,388
International Paper Co.	94,431	3,405
Linde PLC	132,379	47,053
LyondellBasell Industries NV Class A	70,089	6,581
Martin Marietta Materials, Inc.	16,748	5,947
Newmont Corp.	216,265	10,601
Nucor Corp.	68,244	10,542

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund (Also Known as Victory 500 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PPG Industries, Inc.	64,078	$8,560
Reliance Steel & Aluminum Co.	15,857	4,071
Southern Copper Corp.	23,171	1,767
Steel Dynamics, Inc.	43,944	4,968
The Mosaic Co.	91,680	4,206
The Sherwin-Williams Co.	64,783	14,561
Vulcan Materials Co.	36,231	6,216
Westlake Corp.	9,035	1,048
		238,709
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc.	46,688	5,864
American Tower Corp.	125,592	25,663
AvalonBay Communities, Inc.	38,123	6,407
CBRE Group, Inc. Class A (a)	83,590	6,086
Crown Castle, Inc.	116,810	15,634
Digital Realty Trust, Inc.	79,330	7,799
Equinix, Inc.	25,213	18,180
Equity LifeStyle Properties, Inc.	48,175	3,234
Equity Residential	100,910	6,055
Essex Property Trust, Inc.	17,467	3,653
Extra Space Storage, Inc.	35,759	5,826
Gaming and Leisure Properties, Inc.	67,908	3,535
Healthpeak Properties, Inc.	148,978	3,273
Invitation Homes, Inc.	166,587	5,203
Iron Mountain, Inc.	78,417	4,149
Kimco Realty Corp.	165,144	3,225
Mid-America Apartment Communities, Inc.	31,451	4,750
Prologis, Inc.	251,601	31,392
Public Storage	42,112	12,724
Realty Income Corp.	179,968	11,396
SBA Communications Corp.	29,123	7,603
Simon Property Group, Inc.	88,184	9,874
Sun Communities, Inc.	33,080	4,660
UDR, Inc.	88,789	3,646
Ventas, Inc.	107,894	4,677
VICI Properties, Inc.	273,465	8,920
Welltower, Inc.	133,683	9,584
Weyerhaeuser Co.	199,538	6,012
WP Carey, Inc.	56,813	4,400
		243,424
Semiconductors & Semiconductor Equipment (6.1%):
Advanced Micro Devices, Inc. (a)	434,915	42,626
Analog Devices, Inc.	137,826	27,182
Applied Materials, Inc.	229,708	28,215
Broadcom, Inc.	111,582	71,584
Enphase Energy, Inc. (a)	36,075	7,586
Entegris, Inc.	40,294	3,305
First Solar, Inc. (a)	27,303	5,938
GLOBALFOUNDRIES, Inc. (a)(b)	20,792	1,501
Intel Corp.	1,127,182	36,825
KLA Corp.	37,731	15,061
Lam Research Corp.	36,398	19,295
Marvell Technology, Inc.	232,466	10,066
Microchip Technology, Inc.	146,269	12,254
Micron Technology, Inc.	297,306	17,940
Monolithic Power Systems, Inc.	12,023	6,018
NVIDIA Corp.	643,450	178,731

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund (Also Known as Victory 500 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ON Semiconductor Corp. (a)	116,519	$9,592
QUALCOMM, Inc.	303,797	38,758
Skyworks Solutions, Inc.	43,315	5,110
Teradyne, Inc.	42,438	4,563
Texas Instruments, Inc.	246,908	45,927
		588,077

Software (9.9%):
Adobe, Inc. (a)	123,486	47,588
ANSYS, Inc. (a)	23,498	7,820
Aspen Technology, Inc. (a)	7,765	1,777
Atlassian Corp. Class A (a)	40,490	6,931
Autodesk, Inc. (a)	58,789	12,237
Cadence Design Systems, Inc. (a)	73,623	15,467
Crowdstrike Holdings, Inc. Class A (a)	57,690	7,919
Datadog, Inc. Class A (a)	70,024	5,088
DocuSign, Inc. (a)	54,238	3,162
Dynatrace, Inc. (a)	58,280	2,465
Fair Isaac Corp. (a)	6,648	4,671
Fortinet, Inc. (a)	193,701	12,873
Gen Digital, Inc.	158,467	2,719
HubSpot, Inc. (a)	12,785	5,482
Intuit, Inc.	74,246	33,101
Microsoft Corp.	1,987,602	573,026
Oracle Corp.	418,739	38,909
Palantir Technologies, Inc. Class A (a)	469,174	3,965
Palo Alto Networks, Inc. (a)	80,801	16,139
Paycom Software, Inc. (a)	13,970	4,247
PTC, Inc. (a)	29,967	3,843
Roper Technologies, Inc.	28,895	12,734
Salesforce, Inc. (a)	264,290	52,800
ServiceNow, Inc. (a)	54,757	25,447
Splunk, Inc. (a)	40,588	3,892
Synopsys, Inc. (a)	41,113	15,880
Tyler Technologies, Inc. (a)	11,280	4,000
VMware, Inc. Class A (a)	57,957	7,236
Workday, Inc. Class A (a)	54,487	11,254
Zoom Video Communications, Inc. Class A (a)	58,899	4,349
Zscaler, Inc. (a)	23,183	2,708
		949,729

Technology Hardware, Storage & Peripherals (7.6%):
Apple, Inc.	4,310,903	710,868
Hewlett Packard Enterprise Co.	349,248	5,563
HP, Inc.	267,599	7,854
NetApp, Inc.	58,736	3,750
Seagate Technology Holdings PLC	55,697	3,683
Western Digital Corp. (a)	85,264	3,212
		734,930

Utilities (2.7%):
Alliant Energy Corp.	68,394	3,652
Ameren Corp.	70,679	6,106
American Electric Power Co., Inc.	140,010	12,739
American Water Works Co., Inc.	49,579	7,263
Atmos Energy Corp.	39,007	4,383
Avangrid, Inc.	18,961	756
CenterPoint Energy, Inc.	171,594	5,055
CMS Energy Corp.	78,565	4,822
Consolidated Edison, Inc.	96,737	9,255

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund (Also Known as Victory 500 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Constellation Energy Corp.	89,131	$6,997
Dominion Energy, Inc.	227,507	12,720
DTE Energy Co.	55,482	6,077
Duke Energy Corp.	209,819	20,241
Edison International	104,047	7,345
Entergy Corp.	57,598	6,206
Evergy, Inc.	61,915	3,784
Eversource Energy	94,949	7,431
Exelon Corp.	270,863	11,346
FirstEnergy Corp.	155,916	6,246
NextEra Energy, Inc.	536,105	41,323
PG&E Corp. (a)	476,587	7,706
PPL Corp.	200,718	5,578
Public Service Enterprise Group, Inc.	135,946	8,490
Sempra Energy	85,644	12,946
The AES Corp.	181,992	4,382
The Southern Co.	296,688	20,644
WEC Energy Group, Inc.	85,944	8,147
Xcel Energy, Inc.	149,105	10,056
		261,696
Total Common Stocks (Cost $3,339,308)		9,575,636

Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund Institutional Shares, 4.72% (d)	978,695	979
HSBC U.S. Government Money Market Fund I Shares, 4.70% (d)	978,695	978
Invesco Government & Agency Portfolio Institutional Shares, 4.73% (d)	978,695	979
Morgan Stanley Institutional Liquidity Government Portfolio Institutional Shares, 4.75% (d)	978,695	979
Total Collateral for Securities Loaned (Cost $3,915)		3,915
Total Investments (Cost $3,343,223) — 99.5%		9,579,551
Other assets in excess of liabilities — 0.5%		50,320
NET ASSETS - 100.00%		$9,629,871

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	228	6/16/23	$45,433,373	$47,170,350	$1,736,977

	Total unrealized appreciation				$1,736,977
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$1,736,977

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (3.8%):
AdTheorent Holding Co., Inc. (a)	2,725	$5
Advantage Solutions, Inc. (a)	8,596	14
Altice USA, Inc. Class A (a)	23,148	79
AMC Entertainment Holdings, Inc. (a)(b)	57,414	288
AMC Networks, Inc. Class A (a)	3,356	59
Angi, Inc. Class A (a)	8,776	20
Anterix, Inc. (a)	2,071	68
Arena Group Holdings, Inc. The (a)(b)	1,681	7
AST SpaceMobile, Inc. (a)	6,062	31
Atn International, Inc.	1,201	49
Bandwidth, Inc. Class A (a)	2,526	38
Boston Omaha Corp. Class A (a)	3,113	74
Bumble, Inc. Class A (a)	9,299	182
BuzzFeed, Inc. (a)(b)	3,245	4
Cable One, Inc.	508	357
Cardlytics, Inc. (a)	3,652	12
Cargurus, Inc. (a)	9,638	180
Cars.com, Inc. (a)	6,792	131
Charge Enterprises, Inc. (a)(b)	10,882	12
Chicken Soup For The Soul Entertainment, Inc. (a)	1,175	2
Cinedigm Corp. Class A (a)	17,256	7
Cinemark Holdings, Inc. (a)	12,010	178
Clear Channel Outdoor Holdings, Inc. (a)	52,274	63
Cogent Communications Holdings, Inc.	4,763	303
comScore, Inc. (a)	8,143	10
Consolidated Communications Holdings, Inc. (a)	8,146	21
Cumulus Media, Inc. Class A (a)	1,860	7
CuriosityStream, Inc. (a)	3,135	4
Daily Journal Corp. (a)	135	38
DHI Group, Inc. (a)	4,574	18
EchoStar Corp. Class A (a)	3,693	68
Emerald Holding, Inc. (a)	2,196	8
Endeavor Group Holdings, Inc. Class A (a)	20,431	489
Entercom Communications Corp. (a)	12,796	2
Entravision Communications Corp. Class A	8,046	49
Eventbrite, Inc. Class A (a)	8,809	76
EverQuote, Inc. Class A (a)	2,125	30
FaZe Holdings, Inc. (a)	5,441	2
FingerMotion, Inc. (a)	2,606	4
Frontier Communications Parent, Inc. (a)	24,433	556
fuboTV, Inc. (a)(b)	22,555	27
Gaia, Inc. (a)	1,450	4
Gannett Co., Inc. (a)	15,714	29
Genius Brands International, Inc. (a)(b)	3,317	9
Globalstar, Inc. (a)	78,701	91
Gogo, Inc. (a)	6,703	97
Gray Television, Inc.	9,103	79
Grindr, Inc. (a)	1,166	7
Harte-Hanks, Inc. (a)	557	5
IAC, Inc. (a)	8,749	451
IDT Corp. Class B (a)	1,770	60
iHeartMedia, Inc. Class A (a)	13,233	52
Innovid Corp. (a)(b)	7,188	10
Iridium Communications, Inc.	12,703	787
IZEA Worldwide, Inc. (a)	6,632	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
John Wiley & Sons, Inc. Class A	4,812	$187
KORE Group Holdings, Inc. (a)(b)	4,530	6
Lee Enterprises, Inc. (a)	549	7
Liberty Broadband Corp. Class C (a)	13,130	1,073
Liberty Latin America Ltd. Class C (a)	15,921	131
Liberty Media Corp.-Liberty Braves Class C (a)	4,192	141
Liberty Media Corp.-Liberty Formula One Class C (a)	22,209	1,662
Liberty Media Corp.-Liberty SiriusXM Class A (a)	10,551	296
Liberty Media Corp.-Liberty SiriusXM Class C (a)	22,066	618
Liberty TripAdvisor Holdings, Inc. Class A (a)	7,975	7
Lions Gate Entertainment Corp. Class A (a)	6,166	68
Lions Gate Entertainment Corp. Class B (a)	13,352	139
LiveOne, Inc. (a)(b)	8,685	10
Lumen Technologies, Inc.	111,074	294
Madison Square Garden Entertainment Corp. (a)	2,915	172
Madison Square Garden Sports Corp.	1,821	355
Magnite, Inc. (a)	13,014	121
MediaAlpha, Inc. Class A (a)	2,609	39
Nexstar Media Group, Inc.	3,914	676
Nextdoor Holdings, Inc. (a)	11,524	25
Ooma, Inc. (a)	2,556	32
Outbrain, Inc. (a)	3,591	15
Pinterest, Inc. Class A (a)	65,284	1,780
Playstudios, Inc. (a)	9,022	33
Playtika Holding Corp. (a)	4,912	55
PubMatic, Inc. Class A (a)	4,596	64
QuinStreet, Inc. (a)	5,485	87
Quotient Technology, Inc. (a)	9,751	32
Radius Global Infrastructure, Inc. Class A (a)	9,822	144
Reservoir Media, Inc. (a)	3,534	23
ROBLOX Corp. Class A (a)	48,025	2,160
Roku, Inc. (a)	13,516	890
Rumble, Inc. (a)(b)	8,742	87
Saga Communications, Inc. Class A	502	11
Scholastic Corp.	3,191	109
Shenandoah Telecommunications Co.	5,401	103
Shutterstock, Inc.	2,691	195
Sinclair Broadcast Group, Inc. Class A	4,726	81
Sirius XM Holdings, Inc. (b)	74,107	294
Skillz, Inc. (a)	29,544	18
Snap, Inc. Class A (a)	108,560	1,217
Spok Holdings, Inc.	1,986	20
Stagwell, Inc. (a)	11,136	83
SurgePays, Inc. (a)	945	4
System1, Inc. (a)	1,946	8
Taboola.com Ltd. (a)	9,934	27
TechTarget, Inc. (a)	2,923	106
TEGNA, Inc.	24,769	419
Telephone and Data Systems, Inc.	10,947	115
The E.W. Scripps Co. Class A (a)	6,654	63
The Marcus Corp.	2,460	39
The New York Times Co. Class A	18,171	706
The Trade Desk, Inc. Class A (a)	49,531	3,017
Thryv Holdings, Inc. (a)	3,592	83
Townsquare Media, Inc. Class A	1,103	9
TripAdvisor, Inc. (a)	11,884	236
TrueCar, Inc. (a)	7,206	17
United States Cellular Corp. (a)	1,580	33
Urban One, Inc. (a)	1,657	9

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Urban One, Inc. (a)	982	$7
Vimeo, Inc. (a)	15,837	61
Vinco Ventures, Inc. (a)(b)	27,897	9
Vivid Seats, Inc. Class A (a)(b)	8,471	65
Warner Music Group Corp. Class A	13,790	460
WideOpenWest, Inc. (a)	5,785	61
World Wrestling Entertainment, Inc. Class A	4,760	434
Yelp, Inc. (a)	7,264	223
Zedge, Inc. Class B (a)	1,325	3
Ziff Davis, Inc. (a)	5,183	405
ZipRecruiter, Inc. (a)	5,545	88
ZoomInfo Technologies, Inc. (a)	31,711	784
		26,308
Consumer Discretionary (12.1%):
1-800-Flowers.com, Inc. Class A (a)	3,210	37
1stdibs.com, Inc. (a)	2,660	11
2U, Inc. (a)	8,419	58
Abercrombie & Fitch Co. (a)	5,382	149
Academy Sports & Outdoors, Inc.	8,581	560
Accel Entertainment, Inc. (a)	6,565	60
Acushnet Holdings Corp.	3,600	183
Adient PLC (a)	10,581	433
ADT, Inc.	34,638	250
Adtalem Global Education, Inc. (a)	4,940	191
Airbnb, Inc. Class A (a)	43,071	5,358
Allbirds, Inc. Class A (a)	10,347	12
AMCON Distributing Co.	17	3
American Axle & Manufacturing Holdings, Inc. (a)	12,196	95
American Eagle Outfitters, Inc.	19,110	257
American Outdoor Brands, Inc. (a)	1,269	12
American Public Education, Inc. (a)	2,010	11
America's Car-Mart, Inc. (a)	649	51
AMMO, Inc. (a)	9,902	20
Aramark	28,899	1,035
Arhaus, Inc. (a)	2,253	19
Ark Restaurants Corp.	198	3
Arko Corp.	7,399	63
Asbury Automotive Group, Inc. (a)	2,406	505
Aterian, Inc. (a)(b)	8,335	7
Autoliv, Inc.	9,658	902
AutoNation, Inc. (a)	3,153	424
AYRO, Inc. (a)	3,566	2
Bally's Corp. (a)	4,341	85
BARK, Inc. (a)	10,152	15
Barnes & Noble Education, Inc. (a)	3,889	6
Bassett Furniture Industries, Inc.	933	17
Beazer Homes USA, Inc. (a)	3,126	50
Bed Bath & Beyond, Inc. (a)(b)	12,697	5
Big 5 Sporting Goods Corp. (b)	2,336	18
Big Lots, Inc.	3,115	34
Biglari Holdings, Inc. Class B (a)	232	39
BJ's Restaurants, Inc. (a)	2,542	74
Bloomin' Brands, Inc.	9,345	240
Bluegreen Vacations Holding Corp.	1,390	38
Boot Barn Holdings, Inc. (a)	3,307	253
Bowlero Corp. (a)(b)	11,065	188
Boyd Gaming Corp.	8,116	520
Bright Horizons Family Solutions, Inc. (a)	6,406	493

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Brilliant Earth Group, Inc. (a)	1,190	$5
Brinker International, Inc. (a)	4,839	184
Brunswick Corp.	7,813	641
Build-A-Bear Workshop, Inc.	1,504	35
Burlington Stores, Inc. (a)	7,304	1,476
Caleres, Inc.	3,791	82
Camping World Holdings, Inc. Class A (b)	4,267	89
Canoo, Inc. (a)(b)	32,176	21
Canterbury Park Holding Corp.	257	6
CarParts.com, Inc. (a)	5,562	30
Carriage Services, Inc.	1,452	44
Carrols Restaurant Group, Inc. (a)	3,760	8
Carter's, Inc.	4,093	294
Carvana Co. (a)(b)	9,852	96
Cavco Industries, Inc. (a)	906	288
Cenntro Electric Group Ltd. (a)	19,030	9
Century Casinos, Inc. (a)	2,977	22
Century Communities, Inc.	3,133	200
Charles & Colvard Ltd. (a)	2,836	3
Chegg, Inc. (a)	13,755	224
Chewy, Inc. Class A (a)(b)	10,431	390
Chico's FAS, Inc. (a)	13,592	75
Choice Hotels International, Inc.	3,574	419
Churchill Downs, Inc.	3,686	947
Chuy's Holdings, Inc. (a)	1,996	72
Citi Trends, Inc. (a)	900	17
Clarus Corp.	2,737	26
Columbia Sportswear Co.	3,971	358
Conn's, Inc. (a)	1,636	10
Contextlogic, Inc. Class A (a)(b)	62,961	28
Cooper-Standard Holdings, Inc. (a)	1,878	27
Coupang, Inc. (a)	126,931	2,031
Coursera, Inc. (a)	11,235	129
Cracker Barrel Old Country Store, Inc.	2,437	277
Crocs, Inc. (a)	6,642	840
Crown Crafts, Inc.	1,008	6
Culp, Inc.	1,225	6
Dana, Inc.	15,905	239
Dave & Buster's Entertainment, Inc. (a)	5,249	193
Deckers Outdoor Corp. (a)	2,923	1,314
Delta Apparel, Inc. (a)	659	7
Denny's Corp. (a)	6,069	68
Designer Brands, Inc. Class A	5,510	48
Destination XL Group, Inc. (a)	6,648	37
Dick's Sporting Goods, Inc.	6,437	913
Dillard's, Inc. Class A	1,002	308
Dine Brands Global, Inc.	1,634	111
DoorDash, Inc. Class A (a)	26,629	1,693
Dorman Products, Inc.	2,921	252
DraftKings, Inc. (a)	42,508	823
Dream Finders Homes, Inc. Class A (a)(b)	2,503	33
Duluth Holdings, Inc. Class B (a)	3,165	20
Duolingo, Inc. (a)	3,014	430
Dutch Bros, Inc. Class A (a)(b)	4,541	144
El Pollo Loco Holdings, Inc.	2,200	21
Envela Corp. (a)	844	5
Escalade, Inc.	990	14
Ethan Allen Interiors, Inc.	2,556	70
European Wax Center, Inc. Class A	3,195	61

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Everi Holdings, Inc. (a)	9,712	$167
EVgo, Inc. (a)(b)	7,615	59
Express, Inc. (a)(b)	7,269	6
F45 Training Holdings, Inc. (a)	5,233	6
Faraday Future Intelligent Electric, Inc. (a)(b)	49,006	17
FAT Brands, Inc. (b)	445	3
First Watch Restaurant Group, Inc. (a)	1,857	30
Fisker, Inc. (a)(b)	19,716	121
Five Below, Inc. (a)	6,034	1,243
Flexsteel Industries, Inc.	418	8
Floor & Decor Holdings, Inc. Class A (a)	11,653	1,145
Foot Locker, Inc.	8,993	357
Fossil Group, Inc. (a)	5,227	17
Fox Factory Holding Corp. (a)	4,736	575
Franchise Group, Inc. (b)	2,583	70
Frontdoor, Inc. (a)	9,131	255
Full House Resorts, Inc. (a)	3,661	26
Funko, Inc. Class A (a)	3,488	33
GameStop Corp. Class A (a)(b)	28,667	660
GAN Ltd. (a)	4,532	6
Genesco, Inc. (a)	1,328	49
Gentex Corp.	26,240	736
Gentherm, Inc. (a)	3,682	222
G-III Apparel Group Ltd. (a)	4,683	73
Golden Entertainment, Inc. (a)	2,305	100
GoPro, Inc. Class A (a)	13,979	70
Graham Holdings Co. Class B	418	249
Grand Canyon Education, Inc. (a)	3,408	388
Green Brick Partners, Inc. (a)	4,849	170
Group 1 Automotive, Inc.	1,529	346
Groupon, Inc. (a)(b)	1,874	8
GrowGeneration Corp. (a)	6,485	22
Guess?, Inc.	3,173	62
H&R Block, Inc.	16,892	595
Hall of Fame Resort & Entertainment Co. (a)(b)	420	4
Hamilton Beach Brands Holding Co. Class A	629	6
Hanesbrands, Inc.	38,754	204
Harley-Davidson, Inc.	16,217	616
Haverty Furniture Cos., Inc.	1,482	47
Helen of Troy Ltd. (a)	2,661	253
Hibbett, Inc.	1,383	82
Hilton Grand Vacations, Inc. (a)	8,925	397
Holley, Inc. (a)(b)	6,491	18
Hooker Furniture Corp.	1,232	22
Hovnanian Enterprises, Inc. Class A (a)	513	35
Hyatt Hotels Corp. Class A (a)	5,145	575
Inspired Entertainment, Inc. (a)	2,666	34
Installed Building Products, Inc.	2,601	297
iRobot Corp. (a)	2,981	130
J. Jill, Inc. (a)	489	13
Jack in the Box, Inc.	1,468	129
JAKKS Pacific, Inc. (a)	839	15
Jerash Holdings US, Inc.	568	3
JOANN, Inc. (b)	1,233	2
Johnson Outdoors, Inc. Class A	931	59
KB Home	9,034	363
Kirkland's, Inc. (a)(b)	1,272	4
Kohl's Corp.	11,761	277
Kontoor Brands, Inc.	6,090	295

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Koss Corp. (a)(b)	565	$3
Krispy Kreme, Inc. (b)	7,317	114
Kura Sushi USA, Inc. Class A (a)	463	30
Lakeland Industries, Inc.	780	11
Lands' End, Inc. (a)	1,442	14
Landsea Homes Corp. (a)	1,055	6
Latham Group, Inc. (a)	4,593	13
Laureate Education, Inc.	13,898	163
La-Z-Boy, Inc.	4,786	139
Lazydays Holdings, Inc. (a)(b)	1,015	12
LCI Industries	2,735	300
Lear Corp.	6,626	924
Legacy Housing Corp. (a)	1,095	25
Leggett & Platt, Inc.	14,745	470
Leslie's, Inc. (a)	18,934	208
Levi Strauss & Co. Class A	9,625	175
LGI Homes, Inc. (a)	2,270	259
Life Time Group Holdings, Inc. (a)	3,917	63
Lifetime Brands, Inc.	1,331	8
Light & Wonder, Inc. (a)	10,094	606
Lincoln Educational Services Corp. (a)	2,470	14
Lindblad Expeditions Holdings, Inc. (a)	3,869	37
Lithia Motors, Inc.	3,002	687
Live Ventures, Inc. (a)	121	4
Lordstown Motors Corp. Class A (a)(b)	18,962	13
Lucid Group, Inc. (a)(b)	57,428	462
Lululemon Athletica, Inc. (a)	12,481	4,545
Lulu's Fashion Lounge Holdings, Inc. (a)	1,620	4
Lumber Liquidators Holdings, Inc. (a)	3,151	12
Luminar Technologies, Inc. (a)(b)	25,007	162
M/I Homes, Inc. (a)	2,914	184
Macy's, Inc.	30,379	531
Malibu Boats, Inc. Class A (a)	2,234	126
Marine Products Corp.	1,151	15
MarineMax, Inc. (a)	2,375	68
Marriott Vacations Worldwide Corp.	3,839	518
MasterCraft Boat Holdings, Inc. (a)	1,932	59
Mattel, Inc. (a)	39,459	726
MDC Holdings, Inc.	6,425	250
Meritage Homes Corp.	3,975	464
Mister Car Wash, Inc. (a)	8,885	77
Modine Manufacturing Co. (a)	5,606	129
Monarch Casino & Resort, Inc.	1,509	112
Mondee Holdings, Inc. (a)	1,106	12
Monro, Inc.	3,412	169
Motorcar Parts of America, Inc. (a)	2,095	16
Movado Group, Inc.	1,707	49
Mullen Automotive, Inc. (a)(b)	148,720	20
Murphy USA, Inc.	2,213	571
Muscle Maker, Inc. (a)	2,758	3
Nathan's Famous, Inc.	343	26
National Vision Holdings, Inc. (a)	8,666	163
Nautilus, Inc. (a)	3,245	4
Nerdy, Inc. (a)	6,951	29
Newegg Commerce, Inc. (a)	2,101	3
Noodles & Co. (a)	4,125	20
Nordstrom, Inc. (b)	10,762	175
Ollie's Bargain Outlet Holdings, Inc. (a)	6,486	376
OneWater Marine, Inc. (a)(b)	1,157	32

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Overstock.com, Inc. (a)	4,996	$101
Oxford Industries, Inc.	1,714	181
Papa John's International, Inc.	3,808	285
Patrick Industries, Inc.	2,386	164
Peloton Interactive, Inc. Class A (a)	33,722	382
Penn Entertainment, Inc. (a)	16,927	502
Penske Automotive Group, Inc.	2,322	329
Perdoceo Education Corp. (a)	7,300	98
Petco Health & Wellness Co., Inc. (a)	16,870	152
PetMed Express, Inc. (b)	2,267	37
Planet Fitness, Inc. Class A (a)	9,066	704
PlayAGS, Inc. (a)	4,146	30
PLBY Group, Inc. (a)(b)	2,489	5
Polaris, Inc.	6,011	665
Polished.com, Inc. (a)	10,963	6
Portillo's, Inc. Class A (a)	4,276	91
Potbelly Corp. (a)	2,291	19
PowerSchool Holdings, Inc. (a)	4,825	96
Purple Innovation, Inc. (a)	11,622	31
PVH Corp.	7,029	627
QuantumScape Corp. (a)(b)	28,760	235
Qurate Retail, Inc. Class A (a)	38,116	38
RCI Hospitality Holdings, Inc.	910	71
Red Robin Gourmet Burgers, Inc. (a)(b)	1,696	24
Red Rock Resorts, Inc. Class A	5,459	243
Regis Corp. (a)	4,491	5
Rent the Runway, Inc. Class A (a)(b)	4,213	12
Revolve Group, Inc. (a)	4,520	119
RH (a)	2,281	556
Rivian Automotive, Inc. Class A (a)	66,506	1,030
Rocky Brands, Inc.	764	18
Rover Group, Inc. (a)(b)	10,500	48
RumbleON, Inc. Class B (a)	1,085	7
Rush Street Interactive, Inc. (a)	6,107	19
Ruth's Hospitality Group, Inc.	3,371	55
Sally Beauty Holdings, Inc. (a)	11,786	184
SeaWorld Entertainment, Inc. (a)	7,015	430
Service Corp. International	16,635	1,144
Shake Shack, Inc. Class A (a)	4,185	232
Shift Technologies, Inc. (a)(b)	1,400	2
Shoe Carnival, Inc.	1,826	47
Signet Jewelers Ltd.	4,837	376
Six Flags Entertainment Corp. (a)	9,224	246
Skechers USA, Inc. Class A (a)	14,737	700
Skyline Champion Corp. (a)	6,264	471
Sleep Number Corp. (a)	2,341	71
Smith & Wesson Brands, Inc.	5,040	62
Snap One Holdings Corp. (a)(b)	1,955	18
Soho House & Co., Inc. (a)(b)	5,215	34
Solid Power, Inc. (a)(b)	12,804	39
Solo Brands, Inc. Class A (a)	2,422	17
Sonder Holdings, Inc. (a)(b)	15,636	12
Sonic Automotive, Inc. Class A	1,588	86
Sonos, Inc. (a)	13,270	260
Sportsman's Warehouse Holdings, Inc. (a)	4,139	35
Spruce Power Holding Corp. (a)	11,141	9
Standard Motor Products, Inc.	2,127	79
Steven Madden Ltd.	8,442	304
Stitch Fix, Inc. Class A (a)	8,708	45

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Stoneridge, Inc. (a)	2,909	$54
Strategic Education, Inc.	2,657	239
Strattec Strategy Corp. (a)	419	10
Stride, Inc. (a)	4,540	178
Sturm Ruger & Co., Inc.	1,920	110
Superior Group of Cos., Inc.	1,244	10
Superior Industries International, Inc. (a)	2,360	12
Sweetgreen, Inc. Class A (a)	9,922	78
Target Hospitality Corp. (a)	3,160	42
Taylor Morrison Home Corp. (a)	11,533	441
Tempur Sealy International, Inc.	18,706	739
Texas Roadhouse, Inc.	7,423	802
The Aaron's Co., Inc.	3,345	32
The Beachbody Co., Inc. (a)(b)	14,935	7
The Buckle, Inc.	3,311	118
The Cato Corp. Class A	1,970	17
The Cheesecake Factory, Inc.	5,359	188
The Children's Place, Inc. (a)	1,288	52
The Container Store Group, Inc. (a)	3,743	13
The Gap, Inc.	22,907	230
The Goodyear Tire & Rubber Co. (a)	31,394	346
The Lovesac Co. (a)	1,465	42
The ODP Corp. (a)	4,369	197
The ONE Group Hospitality, Inc. (a)	2,818	23
The RealReal, Inc. (a)(b)	9,451	12
The Wendy's Co.	21,958	478
Thor Industries, Inc.	5,696	454
ThredUp, Inc. Class A (a)(b)	7,290	18
Tile Shop Holdings, Inc. (a)	2,882	14
Tilly's, Inc. Class A (a)	2,473	19
Toll Brothers, Inc.	12,266	736
TopBuild Corp. (a)	3,547	738
Topgolf Callaway Brands Corp. (a)	15,534	336
Torrid Holdings, Inc. (a)	1,161	5
Traeger, Inc. (a)(b)	6,456	27
Travel + Leisure Co.	8,431	331
TravelCenters of America, Inc. (a)	1,489	129
Tri Pointe Homes, Inc. (a)	11,095	281
Tupperware Brands Corp. (a)	4,136	10
Udemy, Inc. (a)	5,375	47
Under Armour, Inc. Class A (a)	21,143	201
Under Armour, Inc. Class C (a)	20,253	173
Unifi, Inc. (a)	1,719	14
Universal Electronics, Inc. (a)	1,349	14
Universal Technical Institute, Inc. (a)	3,654	27
Upbound Group, Inc.	5,494	135
Urban Outfitters, Inc. (a)	5,783	160
Vacasa, Inc. Class A (a)(b)	11,386	11
Vail Resorts, Inc.	4,473	1,045
Vera Bradley, Inc. (a)(b)	2,594	16
Victoria's Secret & Co. (a)	8,060	275
Vince Holding Corp. (a)	386	3
Vista Outdoor, Inc. (a)	6,150	170
Visteon Corp. (a)	3,127	490
Vizio Holding Corp. Class A (a)	7,777	71
Volcon, Inc. (a)	1,911	3
VOXX International Corp. (a)	1,388	17
Vroom, Inc. (a)(b)	14,397	13
Vuzix Corp. (a)(b)	6,641	27

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wag! Group Co. (a)	1,236	$3
Warby Parker, Inc. Class A (a)	9,245	98
Wayfair, Inc. Class A (a)	8,121	279
Weyco Group, Inc.	550	14
Williams-Sonoma, Inc.	7,385	898
Wingstop, Inc.	3,253	597
Winmark Corp.	308	99
Winnebago Industries, Inc.	3,251	188
Wolverine World Wide, Inc.	8,580	146
Workhorse Group, Inc. (a)(b)	18,411	24
WW International, Inc. (a)	7,665	32
Wyndham Hotels & Resorts, Inc.	9,483	643
XPEL, Inc. (a)	2,258	153
Xponential Fitness, Inc. Class A (a)	2,187	66
XWELL, Inc. (a)	9,137	3
YETI Holdings, Inc. (a)	9,567	383
Yum China Holdings, Inc.	45,478	2,883
Yunhong CTI Ltd. (a)	1,745	3
Zumiez, Inc. (a)	1,748	32
		84,101
Consumer Staples (2.7%):
22nd Century Group, Inc. (a)(b)	23,400	18
Albertsons Cos., Inc. Class A	21,609	449
Alico, Inc.	511	12
AppHarvest, Inc. (a)(b)	13,421	8
B&G Foods, Inc. (b)	7,870	122
BellRing Brands, Inc. (a)	14,818	504
Benson Hill, Inc. (a)	18,275	21
Beyond Meat, Inc. (a)(b)	6,356	103
BJ's Wholesale Club Holdings, Inc. (a)	14,913	1,134
Boxed, Inc. (a)(b)	6,364	1
BRC, Inc. Class A (a)(b)	5,928	30
Calavo Growers, Inc.	1,888	54
Cal-Maine Foods, Inc.	4,549	277
Casey's General Stores, Inc.	4,175	904
Celsius Holdings, Inc. (a)	4,954	460
Central Garden & Pet Co. (a)	1,045	43
Central Garden & Pet Co. Class A (a)	4,429	173
Coca-Cola Consolidated, Inc.	525	281
Coty, Inc. Class A (a)	38,213	461
Darling Ingredients, Inc. (a)	17,779	1,038
Dole PLC (b)	6,486	76
e.l.f. Beauty, Inc. (a)	5,613	462
Edgewell Personal Care Co.	5,703	242
Energizer Holdings, Inc.	7,363	255
Farmer Brothers Co. (a)	1,699	7
Flowers Foods, Inc.	21,780	597
Fresh Del Monte Produce, Inc.	4,181	126
Freshpet, Inc. (a)	5,219	345
Grocery Outlet Holding Corp. (a)	10,028	283
Herbalife Nutrition Ltd. (a)	10,642	171
Honest Co., Inc. (a)	5,918	11
Hostess Brands, Inc. (a)	14,507	361
Ingles Markets, Inc. Class A	1,612	143
Ingredion, Inc.	7,095	722
Inter Parfums, Inc.	2,000	284
J & J Snack Foods Corp.	1,660	246
John B Sanfilippo & Son, Inc.	984	95

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lancaster Colony Corp.	2,100	$426
Lifecore Biomedical, Inc. (a)	3,318	13
Lifevantage Corp.	1,268	5
Lifeway Foods, Inc. (a)	572	3
Limoneira Co.	1,838	31
Local Bounti Corp. (a)(b)	4,762	4
MamaMancini's Holdings, Inc. (a)	2,237	4
Medifast, Inc.	1,192	124
MGP Ingredients, Inc.	1,528	148
Mission Produce, Inc. (a)	4,751	53
National Beverage Corp. (a)	2,406	127
Natural Alternatives International, Inc. (a)	541	5
Natural Grocers by Vitamin Cottage, Inc.	1,070	13
Natural Health Trends Corp.	780	4
Nature's Sunshine Products, Inc. (a)	2,018	21
Nu Skin Enterprises, Inc. Class A	5,431	213
Oil-Dri Corp. of America	544	23
Olaplex Holdings, Inc. (a)	13,820	59
Performance Food Group Co. (a)	16,970	1,024
Pilgrim's Pride Corp. (a)	4,505	104
Post Holdings, Inc. (a)	5,942	534
PriceSmart, Inc.	2,853	204
Reynolds Consumer Products, Inc.	6,114	168
Rite Aid Corp. (a)(b)	6,079	14
Seaboard Corp.	28	106
Seneca Foods Corp. Class A (a)	581	30
Sovos Brands, Inc. (a)	4,072	68
SpartanNash Co.	3,873	96
Spectrum Brands Holdings, Inc.	4,457	295
Splash Beverage Group, Inc. (a)	3,414	6
Sprouts Farmers Market, Inc. (a)	11,433	401
Tattooed Chef, Inc. (a)(b)	5,435	8
The Alkaline Water Co., Inc. (a)	15,422	2
The Andersons, Inc.	3,529	146
The Beauty Health Co. (a)	9,332	118
The Boston Beer Co., Inc. Class A (a)	1,066	350
The Chefs' Warehouse, Inc. (a)	3,763	128
The Duckhorn Portfolio, Inc. (a)	4,646	74
The Hain Celestial Group, Inc. (a)	9,919	170
The Real Good Food Co., Inc. (a)	645	3
The Simply Good Foods Co. (a)	10,925	434
The Vita Coco Co., Inc. (a)(b)	2,757	54
Thorne HealthTech, Inc. (a)	1,258	6
Tootsie Roll Industries, Inc.	1,726	78
TreeHouse Foods, Inc. (a)	6,224	314
Turning Point Brands, Inc.	1,810	38
U.S. Foods Holding Corp. (a)	24,380	901
United Natural Foods, Inc. (a)	6,637	175
United-Guardian, Inc.	324	3
Universal Corp.	2,669	141
Upexi, Inc. (a)(b)	1,106	4
USANA Health Sciences, Inc. (a)	1,249	79
Utz Brands, Inc.	7,335	121
Vector Group Ltd.	14,917	179
Veru, Inc. (a)(b)	7,229	8
Village Super Market, Inc. Class A	916	21
Vintage Wine Estates, Inc. (a)	3,662	4
Vital Farms, Inc. (a)	2,829	43
WD-40 Co.	1,507	268

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Weis Markets, Inc.	1,688	$143
Westrock Coffee Co. (a)	2,112	26
Whole Earth Brands, Inc. (a)	3,763	10
Zevia PBC Class A (a)	3,820	15
		18,909
Energy (4.1%):
Adams Resources & Energy, Inc.	269	10
Aemetis, Inc. (a)(b)	3,493	8
Alto Ingredients, Inc. (a)	7,999	12
American Resources Corp. (a)	4,772	7
Amplify Energy Corp. (a)	4,221	29
Antero Midstream Corp.	36,468	383
Antero Resources Corp. (a)	29,113	672
Arch Resources, Inc. (b)	1,904	250
Archrock, Inc.	15,170	148
Ardmore Shipping Corp.	4,097	61
Berry Corp.	8,320	65
BP Prudhoe Bay Royalty Trust (b)	2,397	18
Bristow Group, Inc. (a)	3,045	68
Cactus, Inc. Class A	7,046	290
California Resources Corp.	6,809	262
Callon Petroleum Co. (a)	5,867	196
Camber Energy, Inc. (a)	1,498	2
Centrus Energy Corp. Class A (a)	1,310	42
ChampionX Corp.	22,035	598
Cheniere Energy, Inc.	27,035	4,261
Chesapeake Energy Corp.	12,610	959
Chord Energy Corp.	4,476	602
Civitas Resources, Inc.	7,640	522
Clean Energy Fuels Corp. (a)	18,443	80
CNX Resources Corp. (a)	18,682	299
Comstock Resources, Inc.	12,128	131
CONSOL Energy, Inc.	3,776	220
Crescent Energy Co. Class A (b)	4,274	48
Cross Timbers Royalty Trust (b)	673	13
CVR Energy, Inc.	11,265	369
Delek U.S. Holdings, Inc.	7,351	169
Denbury, Inc. (a)	5,413	474
Diamond Offshore Drilling, Inc. (a)	11,262	136
DMC Global, Inc. (a)	2,078	46
Dorian LPG Ltd.	3,753	75
Dril-Quip, Inc. (a)	3,686	106
DT Midstream, Inc.	10,856	536
Earthstone Energy, Inc. Class A (a)	5,787	75
Empire Petroleum Corp. (a)	1,090	14
ENGlobal Corp. (a)	3,295	2
Epsilon Energy Ltd.	2,252	12
Equitrans Midstream Corp.	48,008	277
Evolution Petroleum Corp.	3,437	22
Excelerate Energy, Inc. Class A	2,941	65
Expro Group Holdings NV (a)	10,844	199
Forum Energy Technologies, Inc. (a)	1,067	27
Geospace Technologies Corp. (a)	1,353	10
Gevo, Inc. (a)	25,783	40
Green Plains, Inc. (a)	6,378	198
Gulf Island Fabrication, Inc. (a)	1,605	6
Gulfport Energy Corp. (a)	2,069	166
Hallador Energy Co. (a)	2,512	23

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Helix Energy Solutions Group, Inc. (a)	15,990	$124
Helmerich & Payne, Inc.	11,240	402
HF Sinclair Corp.	17,366	840
HighPeak Energy, Inc. (b)	1,901	44
Houston American Energy Corp. (a)	990	3
Independence Contract Drilling, Inc. (a)	1,434	5
International Seaways, Inc.	3,794	158
KLX Energy Services Holdings, Inc. (a)	1,128	13
Kosmos Energy Ltd. (a)	50,060	372
Liberty Energy, Inc.	17,958	230
Lightbridge Corp. (a)	1,102	4
Magnolia Oil & Gas Corp. Class A	18,908	414
Mammoth Energy Services, Inc. (a)	4,558	19
Matador Resources Co.	12,314	587
Mesa Royalty Trust	209	3
Murphy Oil Corp.	16,580	613
Nabors Industries Ltd. (a)	992	121
NACCO Industries, Inc. Class A	382	14
National Energy Services Reunited Corp. (a)	9,161	48
Natural Gas Services Group, Inc. (a)	1,071	11
New Fortress Energy, Inc.	8,655	255
Newpark Resources, Inc. (a)	8,743	34
Nextdecade Corp. (a)(b)	14,237	71
NexTier Oilfield Solutions, Inc. (a)	19,637	156
Nine Energy Service, Inc. (a)	2,865	16
North European Oil Royalty Trust	1,019	13
Northern Oil and Gas, Inc.	8,122	246
NOV, Inc.	43,577	807
Oceaneering International, Inc. (a)	10,997	194
Oil States International, Inc. (a)	6,873	57
OPAL Fuels, Inc. (a)	1,725	12
Overseas Shipholding Group, Inc. Class A (a)	7,197	28
Ovintiv, Inc.	27,300	985
Par Pacific Holdings, Inc. (a)	6,555	191
Patterson-UTI Energy, Inc.	23,461	274
PBF Energy, Inc. Class A	12,861	558
PDC Energy, Inc.	10,118	649
Peabody Energy Corp. (a)	15,964	409
PEDEVCO Corp. (a)	2,786	3
Permian Basin Royalty Trust (b)	4,701	115
Permian Resources Corp.	22,952	241
Permianville Royalty Trust	2,624	6
PermRock Royalty Trust	776	5
PHX Minerals, Inc.	3,067	8
PrimeEnergy Resources Corp. (a)	66	6
ProPetro Holding Corp. (a)	9,111	66
Range Resources Corp.	26,264	695
Ranger Energy Services, Inc. (a)	1,477	15
Ranger Oil Corp.	2,103	86
REX American Resources Corp. (a)	1,715	49
Riley Exploration Permian, Inc.	723	28
Ring Energy, Inc. (a)(b)	10,356	20
RPC, Inc.	10,194	78
Sabine Royalty Trust	1,569	113
San Juan Basin Royalty Trust (b)	4,962	52
SandRidge Energy, Inc. (a)	4,090	59
SEACOR Marine Holdings, Inc. (a)	2,512	19
Select Energy Services, Inc. Class A	8,683	60
SFL Corp. Ltd.	11,798	112

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SilverBow Resources, Inc. (a)	1,050	$24
Sitio Royalties Corp. Class A	8,380	189
SM Energy Co.	13,389	377
Smart Sand, Inc. (a)	3,246	6
Solaris Oilfield Infrastructure, Inc. Class A	3,173	27
Southwestern Energy Co. (a)	110,053	550
Talos Energy, Inc. (a)	12,461	185
Teekay Corp. (a)	7,762	48
Tellurian, Inc. (a)(b)	58,720	72
TETRA Technologies, Inc. (a)	13,114	35
Texas Pacific Land Corp.	864	1,470
Tidewater, Inc. (a)	5,213	230
U.S. Silica Holdings, Inc. (a)	8,060	96
Uranium Energy Corp. (a)(b)	40,607	117
VAALCO Energy, Inc.	11,900	54
Vertex Energy, Inc. (a)(b)	7,036	70
Vital Energy, Inc. (a)	1,787	81
Vitesse Energy, Inc.	2,429	46
Voc Energy Trust	1,218	10
W&T Offshore, Inc. (a)	10,586	54
Weatherford International PLC (a)	7,784	462
World Fuel Services Corp.	6,729	172
		28,494
Financials (16.7%):
1st Source Corp.	1,992	86
Acacia Research Corp. (a)	4,724	18
Acres Commercial Realty Corp. (a)	883	9
AFC Gamma, Inc.	1,803	22
Affiliated Managers Group, Inc.	3,978	567
AG Mortgage Investment Trust, Inc.	2,224	13
AGNC Investment Corp.	63,747	643
Alerus Financial Corp.	1,993	32
Ally Financial, Inc.	33,129	844
Alvarium Tiedmann Holdings, Inc. (a)(b)	2,576	32
Amalgamated Financial Corp.	1,856	33
A-Mark Precious Metals, Inc.	2,003	69
Ambac Financial Group, Inc. (a)	4,938	76
Amerant Bancorp, Inc.	2,615	57
American Equity Investment Life Holding Co.	9,309	340
American Financial Group, Inc.	8,783	1,067
American National Bankshares, Inc.	1,141	36
Ameris Bancorp	7,304	267
AMERISAFE, Inc.	2,103	103
Ames National Corp.	988	21
Angel Oak Mortgage, Inc. (b)	2,121	15
Annaly Capital Management, Inc.	55,310	1,057
Apollo Commercial Real Estate Finance, Inc.	15,670	146
Apollo Global Management, Inc.	44,246	2,795
Arbor Realty Trust, Inc. (b)	18,336	211
Ares Commercial Real Estate Corp.	6,056	55
Ares Management Corp. Class A	15,546	1,297
Argo Group International Holdings Ltd.	3,614	106
Arlington Asset Investment Corp. Class A (a)	2,827	8
ARMOUR Residential REIT, Inc. (b)	21,384	112
Arrow Financial Corp.	1,781	44
Artisan Partners Asset Management, Inc. Class A	7,391	236
Ashford, Inc. (a)	199	3
AssetMark Financial Holdings, Inc. (a)	2,399	75

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Associated Banc-Corp.	16,531	$297
Associated Capital Group, Inc. Class A	334	12
Assured Guaranty Ltd.	6,220	313
Atlantic Union Bankshares Corp.	8,289	291
Atlanticus Holdings Corp. (a)	519	14
Avantax, Inc. (a)	5,233	138
Axis Capital Holdings Ltd.	8,633	471
Axos Financial, Inc. (a)	5,983	221
B Riley Financial, Inc. (b)	1,570	45
Bakkt Holdings, Inc. (a)(b)	6,338	11
Banc of California, Inc.	6,166	77
BancFirst Corp.	2,026	168
Bank First Corp. (b)	880	65
Bank of Hawaii Corp.	4,394	229
Bank of Marin Bancorp	1,599	35
Bank OZK	13,129	449
Bank7 Corp.	429	11
BankUnited, Inc.	8,291	187
Bankwell Financial Group, Inc.	623	15
Banner Corp.	3,755	204
Bar Harbor Bankshares	1,638	43
BayCom Corp.	1,353	23
BCB Bancorp, Inc.	1,651	22
Berkshire Hathaway, Inc. Class A (a)	39	18,158
Berkshire Hills Bancorp, Inc.	4,872	122
BGC Partners, Inc. Class A	32,860	172
Blackstone Mortgage Trust, Inc. Class A (b)	18,340	327
Blackstone, Inc.	77,848	6,838
Blue Foundry Bancorp (a)	2,779	26
Blue Owl Capital, Inc.	47,882	531
Blue Ridge Bankshares, Inc.	1,763	18
BOK Financial Corp.	3,151	266
Bread Financial Holdings, Inc.	5,530	168
Bridge Investment Group Holdings, Inc. Class A	2,884	33
Bridgewater Bancshares, Inc. (a)	2,239	24
Bright Health Group, Inc. (a)	26,120	6
Brighthouse Financial, Inc. (a)	7,509	331
Brightsphere Investment Group, Inc.	4,597	108
BrightSpire Capital, Inc.	10,258	61
Broadmark Realty Capital, Inc.	14,023	66
Broadway Financial Corp. (a)	4,092	4
Brookline Bancorp, Inc.	9,637	101
BRP Group, Inc. Class A (a)	6,814	173
Business First Bancshares, Inc.	2,616	45
Byline Bancorp, Inc.	2,562	55
C&F Financial Corp.	362	19
Cadence Bank	20,659	429
California Bancorp (a)	831	16
Cambridge Bancorp Class A	830	54
Camden National Corp.	1,583	57
Cannae Holdings, Inc. (a)	7,947	160
Cantaloupe, Inc. (a)	7,550	43
Capital Bancorp, Inc.	983	16
Capital City Bank Group, Inc.	1,445	42
Capitol Federal Financial, Inc.	14,186	95
Capstar Financial Holdings, Inc.	2,029	31
Carter Bankshares, Inc. (a)	2,647	37
Cathay General Bancorp	7,744	267
Central Pacific Financial Corp.	2,931	52

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Central Valley Community Bancorp	1,104	$23
CFSB Bancorp, Inc. (a)	306	2
Chemung Financial Corp.	383	16
Cherry Hill Mortgage Investment Corp. (b)	2,327	13
Chicago Atlantic Real Estate Finance, Inc. (b)	1,287	17
Chimera Investment Corp. (b)	25,456	144
Citizens & Northern Corp.	1,653	35
City Holding Co.	1,619	147
Civista Bancshares, Inc.	1,674	28
Claros Mortgage Trust, Inc. (b)	14,420	168
CNA Financial Corp.	2,731	107
CNB Financial Corp. Class A	2,295	44
CNO Financial Group, Inc.	12,415	275
Coastal Financial Corp. (a)	1,148	41
Codorus Valley Bancorp, Inc.	956	20
Cohen & Steers, Inc.	2,783	178
Coinbase Global, Inc. Class A (a)(b)	17,033	1,151
Colony Bankcorp, Inc.	1,818	19
Columbia Banking System, Inc.	23,067	494
Columbia Financial, Inc. (a)	3,561	65
Commerce Bancshares, Inc.	13,586	793
Community Bank System, Inc.	5,961	313
Community Trust Bancorp, Inc.	1,954	74
Compass Diversified Holdings	7,038	134
ConnectOne Bancorp, Inc.	4,089	72
Consumer Portfolio Services, Inc. (a)	916	10
Crawford & Co. Class A	1,568	13
Credit Acceptance Corp. (a)(b)	878	383
Crossfirst Bankshares, Inc. (a)	5,121	54
Cullen/Frost Bankers, Inc.	6,707	707
Curo Group Holdings Corp.	2,131	4
Customers Bancorp, Inc. (a)	3,293	61
CVB Financial Corp.	15,509	259
Diamond Hill Investment Group, Inc.	329	54
Dime Community Bancshares, Inc.	4,020	91
Donegal Group, Inc. Class A	1,658	25
Donnelley Financial Solutions, Inc. (a)	2,979	122
Dynex Capital, Inc.	5,911	72
Eagle Bancorp, Inc.	3,398	114
East West Bancorp, Inc.	15,642	868
Eastern Bankshares, Inc.	17,766	224
eHealth, Inc. (a)	2,641	25
Ellington Financial, Inc.	7,189	88
Ellington Residential Mortgage REIT (b)	1,436	10
Employers Holdings, Inc.	2,987	125
Enact Holdings, Inc.	3,467	79
Encore Capital Group, Inc. (a)	2,534	128
Enova International, Inc. (a)	3,359	149
Enstar Group Ltd. (a)	1,398	324
Enterprise Bancorp, Inc.	1,033	32
Enterprise Financial Services Corp.	3,924	175
Equitable Holdings, Inc.	40,135	1,019
Equity Bancshares, Inc. Class A	1,536	37
Erie Indemnity Co. Class A	2,795	647
Esquire Financial Holdings, Inc.	758	30
Evans Bancorp, Inc.	587	20
Evercore, Inc.	3,960	457
EZCORP, Inc. Class A (a)	5,724	49
F&G Annuities & Life, Inc.	2,125	39

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Farmers & Merchants Bancorp, Inc.	1,403	$34
Farmers National Banc Corp.	3,900	49
FB Financial Corp.	3,928	122
Federal Agricultural Mortgage Corp. Class C	1,017	135
Federated Hermes, Inc.	9,373	376
Fidelity National Financial, Inc.	28,670	1,001
Finance of America Cos., Inc. Class A (a)	3,526	4
Financial Institutions, Inc.	1,685	32
Finward Bancorp	410	12
First American Financial Corp.	10,978	611
First Bancorp	19,628	224
First Bancorp, Inc.	1,065	28
First Bancorp/Southern Pines NC	4,398	156
First Bank	2,023	20
First Busey Corp.	5,760	117
First Business Financial Services, Inc.	870	27
First Citizens BancShares, Inc. Class A	1,119	1,089
First Commonwealth Financial Corp.	11,318	141
First Community Bankshares, Inc.	1,582	40
First Financial Bancorp	10,420	227
First Financial Bankshares, Inc.	14,386	459
First Financial Corp. Class A	1,240	46
First Foundation, Inc.	5,685	42
First Guaranty Bancshares, Inc.	636	10
First Hawaiian, Inc.	14,128	291
First Horizon Corp.	58,968	1,048
First Internet Bancorp	914	15
First Interstate BancSystem, Inc. Class A	9,595	287
First Merchants Corp.	6,607	218
First Mid Bancshares, Inc.	1,903	52
First Western Financial, Inc. (a)	841	17
FirstCash Holdings, Inc.	4,253	406
Five Star Bancorp	1,101	23
Flushing Financial Corp.	3,139	47
FNB Corp.	39,981	464
Focus Financial Partners, Inc. Class A (a)	6,502	337
Forge Global Holdings, Inc. (a)(b)	11,019	19
Franklin BSP Realty Trust, Inc.	9,149	109
FS Bancorp, Inc.	737	22
Fulton Financial Corp.	18,592	257
FVCBankcorp, Inc. (a)	1,529	16
GCM Grosvenor, Inc. Class A	4,637	36
Genworth Financial, Inc. (a)	55,061	276
German American Bancorp, Inc.	3,138	105
Glacier Bancorp, Inc.	12,289	516
GoHealth, Inc. Class A (a)	877	14
Goosehead Insurance, Inc. Class A (a)	2,227	116
Granite Point Mortgage Trust, Inc.	5,747	29
Great Ajax Corp.	2,384	16
Great Elm Capital Corp.	561	5
Great Southern Bancorp, Inc. Class A	1,220	62
Green Dot Corp. Class A (a)	5,563	96
Greene County Bancorp, Inc.	764	17
Greenhill & Co., Inc.	1,314	12
Hagerty, Inc. Class A (a)(b)	8,204	72
Hamilton Lane, Inc. Class A	3,947	292
Hancock Whitney Corp.	9,538	347
Hanmi Financial Corp.	3,382	63
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,993	286

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HarborOne Bancorp, Inc.	4,850	$59
HBT Financial, Inc.	1,064	21
HCI Group, Inc. (b)	687	37
Heartland Financial USA, Inc.	4,378	168
Heritage Commerce Corp.	6,544	55
Heritage Financial Corp.	3,856	83
Heritage Insurance Holdings, Inc.	2,145	7
Hilltop Holdings, Inc.	5,146	153
Hippo Holdings, Inc. (a)(b)	1,306	21
Home Bancorp, Inc.	799	26
Home BancShares, Inc.	21,199	460
HomeStreet, Inc.	1,992	36
HomeTrust Bancshares, Inc.	1,442	35
Hope Bancorp, Inc.	12,720	125
Horace Mann Educators Corp.	4,583	153
Horizon Bancorp, Inc.	4,136	46
Houlihan Lokey, Inc.	5,585	489
HV Bancorp, Inc. (a)	188	6
Independent Bank Corp.	2,265	40
Independent Bank Corp.	5,000	328
Independent Bank Group, Inc.	4,016	186
Interactive Brokers Group, Inc.	11,063	913
International Bancshares Corp.	5,916	253
Invesco Mortgage Capital, Inc.	4,338	48
Investar Holding Corp.	1,010	14
Investors Title Co.	157	24
Jackson Financial, Inc. Class A	8,932	334
Jefferies Financial Group, Inc.	20,019	635
Katapult Holdings, Inc. (a)	5,955	3
Kearny Financial Corp.	6,642	54
Kemper Corp.	6,809	372
Kingsway Financial Services, Inc. (a)	1,817	16
Kinsale Capital Group, Inc.	2,431	730
KKR & Co., Inc.	72,366	3,801
KKR Real Estate Finance Trust, Inc.	6,426	73
Ladder Capital Corp.	12,615	119
Lakeland Bancorp, Inc.	6,832	107
Lakeland Financial Corp.	2,735	171
Lazard Ltd. Class A	12,257	406
Lemonade, Inc. (a)(b)	5,424	77
LendingClub Corp. (a)	11,343	82
LendingTree, Inc. (a)	1,190	32
Limestone Bancorp, Inc.	476	11
Live Oak Bancshares, Inc.	3,647	89
loanDepot, Inc. Class A	5,651	9
Logan Ridge Finance Corp.	276	6
LPL Financial Holdings, Inc.	8,728	1,767
Luther Burbank Corp.	2,289	22
Macatawa Bank Corp.	2,724	28
Maiden Holdings Ltd. (a)	8,490	18
MainStreet Bancshares, Inc.	759	18
Malvern Bancorp, Inc. (a)	805	12
Markel Corp. (a)	1,473	1,882
MarketWise, Inc. (a)	2,314	4
MBIA, Inc. (a)	5,351	50
Medallion Financial Corp.	1,849	14
Mercantile Bank Corp.	1,650	50
Merchants Bancorp	1,740	45
Mercury General Corp.	2,978	95

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Meridian Corp.	1,118	$14
Metrocity Bankshares, Inc.	2,042	35
Metropolitan Bank Holding Corp. (a)	1,117	38
MFA Financial, Inc.	11,292	112
MGIC Investment Corp.	32,217	432
Mid Penn Bancorp, Inc.	1,495	38
Middlefield Banc Corp. (b)	543	15
Midland States Bancorp, Inc.	2,339	50
Midwest Holding, Inc. (a)	318	5
MidWestOne Financial Group, Inc.	1,593	39
Moelis & Co. Class A	7,096	273
Moneylion, Inc. (a)	10,226	6
Morningstar, Inc.	2,856	580
Mr. Cooper Group, Inc. (a)	7,140	293
MVB Financial Corp.	1,259	26
National Bank Holdings Corp. Class A	4,129	138
National Bankshares, Inc.	653	21
National Western Life Group, Inc. Class A	231	56
Navient Corp.	14,588	233
NBT Bancorp, Inc.	4,707	159
Nelnet, Inc. Class A	1,452	133
NerdWallet, Inc. Class A (a)(b)	3,250	53
New York Community Bancorp, Inc.	74,794	676
New York Mortgage Trust, Inc.	10,580	105
Nexpoint Real Estate Finance, Inc.	1,595	25
NI Holdings, Inc. (a)	805	10
Nicolet Bankshares, Inc. (a)	1,433	90
NMI Holdings, Inc. Class A (a)	9,186	205
Northeast Bank	823	28
Northeast Community Bancorp, Inc.	1,572	21
Northfield Bancorp, Inc.	4,620	54
Northrim Bancorp, Inc.	626	30
Northwest Bancshares, Inc.	13,521	163
Norwood Financial Corp.	803	24
NU Holdings Ltd. Class A (a)	226,635	1,079
Oak Valley Bancorp	750	18
OceanFirst Financial Corp.	6,428	119
Ocwen Financial Corp. (a)	740	20
OFG Bancorp	5,223	130
Old National Bancorp	32,494	469
Old Republic International Corp.	30,632	765
Old Second Bancorp, Inc.	4,645	65
OneMain Holdings, Inc.	13,401	497
OP Bancorp	1,299	12
Open Lending Corp. Class A (a)	11,502	81
Oportun Financial Corp. (a)	2,565	10
Oppenheimer Holdings, Inc. Class A	718	28
OppFi, Inc. (a)(b)	1,511	3
Orchid Island Capital, Inc. (b)	4,379	47
Origin Bancorp, Inc.	3,172	102
Orrstown Financial Services, Inc.	1,124	22
Oscar Health, Inc. Class A (a)	12,500	82
P10, Inc. Class A	4,445	45
Pacific Premier Bancorp, Inc.	10,328	248
PacWest Bancorp (b)	12,949	126
Palomar Holdings, Inc. (a)	2,714	150
Park National Corp.	1,768	210
Parke Bancorp, Inc.	1,136	20
Pathward Financial, Inc.	3,026	126

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PCB Bancorp	1,410	$20
Peapack-Gladstone Financial Corp.	1,757	52
PennyMac Financial Services, Inc.	4,934	294
Pennymac Mortgage Investment Trust	9,865	122
Peoples Bancorp of North Carolina, Inc.	518	16
Peoples Bancorp, Inc.	3,075	79
Perella Weinberg Partners	4,208	38
Pinnacle Financial Partners, Inc.	8,401	463
Piper Sandler Cos.	1,918	266
PJT Partners, Inc. Class A	2,484	179
Plumas Bancorp	551	19
Ponce Financial Group, Inc. (a)	2,255	18
Popular, Inc.	7,810	448
PRA Group, Inc. (a)	4,237	165
Preferred Bank	1,537	84
Premier Financial Corp.	3,906	81
Primerica, Inc.	4,093	705
Primis Financial Corp.	2,350	23
Princeton Bancorp, Inc.	574	18
ProAssurance Corp.	5,986	111
PROG Holdings, Inc. (a)	5,276	126
Prosperity Bancshares, Inc.	9,822	604
Provident Bancorp, Inc.	1,742	12
Provident Financial Services, Inc.	7,665	147
QCR Holdings, Inc.	1,806	79
Radian Group, Inc.	17,418	385
RBB Bancorp	1,743	27
Ready Capital Corp. (b)	12,284	125
Red River Bancshares, Inc.	531	26
Redwood Trust, Inc.	12,590	85
Regional Management Corp.	1,000	26
Reinsurance Group of America, Inc.	7,417	985
RenaissanceRe Holdings Ltd.	4,801	962
Renasant Corp.	6,081	186
Repay Holdings Corp. (a)	8,289	54
Republic Bancorp, Inc. Class A	946	40
Republic First Bancorp, Inc. (a)	5,003	7
Rithm Capital Corp.	52,549	420
RLI Corp.	4,488	596
Robinhood Markets, Inc. Class A (a)	48,053	467
Root, Inc. Class A (a)(b)	560	3
Ryan Specialty Holdings, Inc. (a)	9,316	375
S&T Bancorp, Inc.	4,327	136
Sachem Capital Corp.	4,341	16
Safety Insurance Group, Inc.	1,570	117
Salisbury Bancorp, Inc.	584	14
Sandy Spring Bancorp, Inc.	4,853	126
Sculptor Capital Management, Inc.	1,715	15
Seacoast Banking Corp. of Florida	8,248	195
Security National Financial Corp. Class A (a)	1,279	8
SEI Investments Co.	12,337	710
Selective Insurance Group, Inc.	6,626	632
Selectquote, Inc. (a)	14,365	31
ServisFirst Bancshares, Inc.	5,600	306
Seven Hills Realty Trust	1,516	15
Shore Bancshares, Inc.	1,958	28
Sierra Bancorp	1,530	26
Silvercrest Asset Management Group, Inc. Class A	1,068	19
Silvergate Capital Corp. Class A (a)	3,085	5

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Simmons First National Corp. Class A	13,942	$244
Skyward Specialty Insurance Group, Inc. (a)	1,560	34
SLM Corp.	26,756	332
SmartFinancial, Inc.	1,591	37
SoFi Technologies, Inc. (a)(b)	85,259	518
South Plains Financial, Inc.	1,126	24
Southern First Bancshares, Inc. (a)	866	27
Southern Missouri Bancorp, Inc.	1,052	39
Southern States Bancshares, Inc.	673	15
Southside Bancshares, Inc.	3,358	111
SouthState Corp.	8,398	598
Starwood Property Trust, Inc. (b)	32,955	583
Stellar Bancorp, Inc.	4,982	123
StepStone Group, Inc. Class A	5,627	137
Sterling Bancorp (a)	1,764	10
Stewart Information Services Corp.	2,979	120
Stifel Financial Corp.	11,552	683
Stock Yards Bancorp, Inc.	3,016	166
StoneX Group, Inc. (a)	1,966	204
Summit Financial Group, Inc.	1,161	24
Sunlight Financial Holdings, Inc. (a)	6,340	2
Suro Capital Corp. (a)(b)	2,994	11
Synovus Financial Corp.	16,139	498
Territorial Bancorp, Inc.	854	16
Texas Capital Bancshares, Inc. (a)	5,296	259
TFS Financial Corp.	5,654	71
The Bancorp, Inc. (a)	5,553	155
The Carlyle Group, Inc.	22,447	697
The First Bancshares, Inc.	3,052	79
The First of Long Island Corp.	2,414	33
The Hanover Insurance Group, Inc.	3,945	507
The Hingham Institution for Savings	171	40
Third Coast Bancshares, Inc. (a)	1,198	19
Timberland Bancorp, Inc.	829	22
Tiptree, Inc.	2,396	35
Tompkins Financial Corp.	1,563	103
Towne Bank	8,149	217
TPG RE Finance Trust, Inc.	6,764	49
TPG, Inc.	6,919	203
Tradeweb Markets, Inc. Class A	12,339	975
Trean Insurance Group, Inc. (a)	2,122	13
TriCo Bancshares	3,436	143
Triumph Financial, Inc. (a)	2,406	140
Trupanion, Inc. (a)	3,953	170
TrustCo Bank Corp.	2,067	66
Trustmark Corp.	6,286	155
Two Harbors Investment Corp.	10,710	158
U.S. Global Investors, Inc. Class A	1,371	4
UMB Financial Corp.	5,055	292
United Bankshares, Inc.	14,787	520
United Community Banks, Inc.	12,760	359
United Fire Group, Inc.	2,711	72
United Insurance Holdings Corp. (a)	2,182	6
Unity Bancorp, Inc.	830	19
Universal Insurance Holdings, Inc.	3,077	56
Univest Financial Corp.	3,216	76
Unum Group	22,069	873
Upstart Holdings, Inc. (a)(b)	7,661	122
USCB Financial Holdings, Inc. (a)(b)	1,210	12

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Valley National Bancorp	47,805	$442
Value Line, Inc.	95	5
Veritex Holdings, Inc.	5,872	107
Victory Capital Holdings, Inc. Class A (c)	3,407	100
Virtu Financial, Inc. Class A	10,959	207
Virtus Investment Partners, Inc.	762	145
Voya Financial, Inc.	10,779	770
Walker & Dunlop, Inc.	3,403	259
Washington Federal, Inc.	7,184	216
Washington Trust Bancorp, Inc.	1,883	65
Waterstone Financial, Inc.	2,186	33
Webster Financial Corp.	19,303	761
WesBanco, Inc.	6,435	198
West Bancorp, Inc.	1,641	30
Westamerica Bancorp	3,015	134
Western Alliance Bancorp	11,471	408
Western Asset Mortgage Capital Corp.	662	6
Western New England Bancorp, Inc.	2,164	18
Westwood Holdings Group, Inc.	745	8
White Mountains Insurance Group Ltd.	280	386
William Penn Bancorp (b)	1,352	15
Wintrust Financial Corp.	6,672	487
WisdomTree, Inc.	12,379	73
World Acceptance Corp. (a)	594	49
WSFS Financial Corp.	6,834	257
		116,008
Health Care (12.8%):
10X Genomics, Inc. Class A (a)	9,795	546
23andMe Holding Co. Class A (a)(b)	28,147	64
2seventy bio, Inc. (a)	4,810	49
4D Molecular Therapeutics, Inc. (a)	3,230	56
89bio, Inc. (a)	5,042	77
9 Meters BioPharma, Inc. (a)(b)	1,437	2
Aadi Bioscience, Inc. (a)	1,804	13
Abeona Therapeutics, Inc. (a)	1,865	5
Absci Corp. (a)(b)	7,039	12
Acadia Healthcare Co., Inc. (a)	9,888	714
ACADIA Pharmaceuticals, Inc. (a)	17,963	338
Accelerate Diagnostics, Inc. (a)	7,882	6
Accolade, Inc. (a)	7,340	106
Accuray, Inc. (a)	10,057	30
Acer Therapeutics, Inc. (a)	1,980	2
Achieve Life Sciences, Inc. (a)	685	5
Aclaris Therapeutics, Inc. (a)	5,753	47
Actinium Pharmaceuticals, Inc. (a)	2,769	26
Acumen Pharmaceuticals, Inc. (a)	3,117	13
Acurx Pharmaceuticals, Inc. (a)	1,025	4
Acutus Medical, Inc. (a)	2,134	2
Adamis Pharmaceuticals Corp. (a)	16,635	2
AdaptHealth Corp. (a)	8,153	101
Adaptive Biotechnologies Corp. (a)	15,727	139
Addus HomeCare Corp. (a)	1,769	189
Adicet Bio, Inc. (a)	3,360	19
ADMA Biologics, Inc. (a)	23,423	78
Adverum Biotechnologies, Inc. (a)	10,166	7
Aerovate Therapeutics, Inc. (a)(b)	1,874	38
Agenus, Inc. (a)	30,738	47
Agiliti, Inc. (a)	3,735	60

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Agilon Health, Inc. (a)	23,535	$559
Agios Pharmaceuticals, Inc. (a)	5,947	137
AIM ImmunoTech, Inc. (a)	5,279	2
AirSculpt Technologies, Inc.	881	4
Akebia Therapeutics, Inc. (a)	18,344	10
Akero Therapeutics, Inc. (a)	4,297	164
Akili, Inc. (a)	3,578	6
Akoya Biosciences, Inc. (a)	1,889	15
Aldeyra Therapeutics, Inc. (a)	6,233	62
Alector, Inc. (a)	6,856	42
Alignment Healthcare, Inc. (a)	10,490	67
Aligos Therapeutics, Inc. (a)	3,248	3
Alkermes PLC (a)	18,052	509
Allakos, Inc. (a)	5,280	24
Allogene Therapeutics, Inc. (a)	8,887	44
Allovir, Inc. (a)	4,083	16
Alnylam Pharmaceuticals, Inc. (a)	13,770	2,758
Alpha Teknova, Inc. (a)	756	2
Alphatec Holdings, Inc. (a)	7,097	111
Alpine Immune Sciences, Inc. (a)(b)	3,034	23
Altimmune, Inc. (a)(b)	5,453	23
ALX Oncology Holdings, Inc. (a)	1,962	9
Alzamend Neuro, Inc. (a)	5,077	2
Ambrx Biopharma, Inc., ADR (a)	2,812	25
Amedisys, Inc. (a)	3,575	263
American Well Corp. Class A (a)	23,027	54
Amicus Therapeutics, Inc. (a)	30,536	339
AMN Healthcare Services, Inc. (a)	4,556	378
Amneal Pharmaceuticals, Inc. (a)	11,202	16
Amphastar Pharmaceuticals, Inc. (a)	4,225	158
Amylyx Pharmaceuticals, Inc. (a)	4,677	137
An2 Therapeutics, Inc. (a)	1,347	13
AnaptysBio, Inc. (a)	2,848	62
Anavex Life Sciences Corp. (a)(b)	8,480	73
AngioDynamics, Inc. (a)	4,253	44
ANI Pharmaceuticals, Inc. (a)	1,428	57
Anika Therapeutics, Inc. (a)	1,605	46
Annexon, Inc. (a)	3,414	13
Annovis Bio, Inc. (a)	622	10
Apellis Pharmaceuticals, Inc. (a)	10,645	702
Apollo Endosurgery, Inc. (a)	5,115	51
Apollo Medical Holdings, Inc. (a)	4,827	176
Applied Therapeutics, Inc. (a)	3,013	2
Apyx Medical Corp. (a)	3,372	10
AquaBounty Technologies, Inc. (a)	7,249	4
Aquestive Therapeutics, Inc. (a)(b)	5,823	7
Aravive, Inc. (a)	3,284	7
Arbutus Biopharma Corp. (a)	13,297	40
ARCA biopharma, Inc. (a)	1,598	3
Arcellx, Inc. (a)	2,456	76
Arcturus Therapeutics Holdings, Inc. (a)	2,559	61
Arcus Biosciences, Inc. (a)	5,193	95
Arcutis Biotherapeutics, Inc. (a)	4,915	54
Ardelyx, Inc. (a)	21,359	102
Arrowhead Pharmaceuticals, Inc. (a)	11,651	296
ARS Pharmaceuticals, Inc. (a)	5,358	35
Artivion, Inc. (a)	4,248	56
Arvinas, Inc. (a)	5,129	140
Asensus Surgical, Inc. (a)	26,005	17

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Aspira Women's Health, Inc. (a)	8,794	$3
Assembly Biosciences, Inc. (a)	5,137	4
Assertio Holdings, Inc. (a)	5,248	33
Astria Therapeutics, Inc. (a)	1,681	22
Atara Biotherapeutics, Inc. (a)	10,318	30
Atea Pharmaceuticals, Inc. (a)	8,119	27
Athersys, Inc. (a)	1,793	2
Athira Pharma, Inc. (a)	4,153	10
ATI Physical Therapy, Inc. (a)	8,126	2
Atossa Therapeutics, Inc. (a)	14,186	10
Atreca, Inc. Class A (a)	3,225	4
AtriCure, Inc. (a)	5,055	210
Atrion Corp.	151	95
aTyr Pharma, Inc. (a)	2,826	6
Aura Biosciences, Inc. (a)	2,786	26
Avanos Medical, Inc. (a)	5,117	152
Avantor, Inc. (a)	73,304	1,550
Aveanna Healthcare Holdings, Inc. (a)	5,207	5
Avid Bioservices, Inc. (a)	6,912	130
Avidity Biosciences, Inc. (a)	7,220	111
Avita Medical, Inc. (a)	2,749	38
Avrobio, Inc. (a)	4,119	4
Axogen, Inc. (a)	4,501	43
Axonics, Inc. (a)	5,493	300
Axsome Therapeutics, Inc. (a)	3,844	237
Azenta, Inc. (a)	7,588	339
Beam Therapeutics, Inc. (a)	6,652	204
Beyond Air, Inc. (a)	2,798	19
Beyondspring, Inc. (a)	2,485	3
BioAtla, Inc. (a)	4,081	11
BioCryst Pharmaceuticals, Inc. (a)	20,678	172
Biodesix, Inc. (a)	2,852	5
Biohaven Ltd. (a)	6,492	89
BioLife Solutions, Inc. (a)	4,409	96
BioMarin Pharmaceutical, Inc. (a)	20,408	1,984
Biomea Fusion, Inc. (a)(b)	2,767	86
Biomerica, Inc. (a)	1,374	3
BioNano Genomics, Inc. (a)(b)	32,603	36
Biora Therapeutics, Inc. (a)	942	3
BioSig Technologies, Inc. (a)	4,733	5
Biote Corp. (a)	893	6
Bioventus, Inc. Class A (a)	3,262	3
BioVie, Inc. (a)(b)	1,254	10
Bioxcel Therapeutics, Inc. (a)(b)	2,135	40
Black Diamond Therapeutics, Inc. (a)	2,566	5
bluebird bio, Inc. (a)	11,186	36
Blueprint Medicines Corp. (a)	6,587	296
Bolt Biotherapeutics, Inc. (a)	2,700	4
BrainStorm Cell Therapeutics, Inc. (a)	3,152	10
Bridgebio Pharma, Inc. (a)	12,043	200
Bright Green Corp. (a)(b)	4,932	5
Brookdale Senior Living, Inc. (a)	20,302	60
Bruker Corp.	11,042	871
Butterfly Network, Inc. (a)	16,584	31
C4 Therapeutics, Inc. (a)	4,561	14
Cabaletta Bio, Inc. (a)(b)	2,611	22
Candel Therapeutics, Inc. (a)	1,780	2
Cano Health, Inc. (a)	19,730	18
Capricor Therapeutics, Inc. (a)	2,742	12

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cara Therapeutics, Inc. (a)	4,696	$23
Cardiff Oncology, Inc. (a)	4,755	8
Cardiovascular Systems, Inc. (a)	4,514	90
CareCloud, Inc. (a)	1,074	4
CareDx, Inc. (a)	5,818	53
CareMax, Inc. (a)	8,731	23
Caribou Biosciences, Inc. (a)	5,946	32
Carisma Therapeutics, Inc. (b)	1,005	3
Cassava Sciences, Inc. (a)(b)	4,303	104
Castle Biosciences, Inc. (a)	2,805	64
Catalyst Pharmaceuticals, Inc. (a)	10,962	182
Celcuity, Inc. (a)	1,408	14
Celldex Therapeutics, Inc. (a)	5,290	190
CEL-SCI Corp. (a)(b)	4,705	11
Celularity, Inc. (a)(b)	5,848	4
Century Therapeutics, Inc. (a)(b)	2,708	9
Cerevel Therapeutics Holdings, Inc. (a)	7,548	184
Certara, Inc. (a)	8,052	194
Cerus Corp. (a)	19,283	57
Champions Oncology, Inc. (a)	607	2
Checkpoint Therapeutics, Inc. (a)	751	2
Chemed Corp.	1,625	874
Chimerix, Inc. (a)	8,286	10
Chinook Therapeutics, Inc. (a)	5,312	123
ChromaDex Corp. (a)	4,505	7
Cidara Therapeutics, Inc. (a)	6,981	9
Citius Pharmaceuticals, Inc. (a)	15,075	18
ClearPoint Neuro, Inc. (a)	2,365	20
Clearside Biomedical, Inc. (a)	5,461	6
Clene, Inc. (a)	3,059	3
Clover Health Investments Corp. (a)	36,099	31
Codexis, Inc. (a)	7,138	30
Co-Diagnostics, Inc. (a)(b)	3,429	5
Cogent Biosciences, Inc. (a)	6,735	73
Cognition Therapeutics, Inc. (a)	2,272	5
Coherus Biosciences, Inc. (a)	8,295	57
Collegium Pharmaceutical, Inc. (a)	3,665	88
Community Health Systems, Inc.	14,036	69
Compass Therapeutics, Inc. (a)	7,635	25
Computer Programs and Systems, Inc. (a)	1,546	47
CONMED Corp.	3,384	351
Corcept Therapeutics, Inc. (a)	10,373	225
CorMedix, Inc. (a)	4,532	19
CorVel Corp. (a)	1,019	194
Corvus Pharmaceuticals, Inc. (a)(b)	3,859	4
Cosmos Health, Inc. (a)	1,033	4
Crinetics Pharmaceuticals, Inc. (a)	4,823	77
Cross Country Healthcare, Inc. (a)	3,920	87
CryoPort, Inc. (a)	5,254	126
CTI BioPharma Corp. (a)	13,294	56
Cue BioPharma, Inc. (a)	4,581	16
Cue Health, Inc. (a)(b)	9,877	18
Cullinan Oncology, Inc. (a)	3,334	34
Curis, Inc. (a)	10,152	6
Cutera, Inc. (a)	2,153	51
CVRx, Inc. (a)	1,019	10
Cyclerion Therapeutics, Inc. (a)	3,849	2
Cymabay Therapeutics, Inc. (a)	10,077	88
Cyteir Therapeutics, Inc. (a)	2,302	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cytek Biosciences, Inc. (a)	12,087	$111
Cytokinetics, Inc. (a)	9,967	351
CytomX Therapeutics, Inc. (a)	7,256	11
CytoSorbents Corp. (a)	4,302	15
Dare Bioscience, Inc. (a)	9,312	10
DarioHealth Corp. (a)(b)	2,589	11
Day One Biopharmaceuticals, Inc. (a)	5,110	68
Decibel Therapeutics, Inc. (a)	1,342	4
Deciphera Pharmaceuticals, Inc. (a)	5,786	89
Definitive Healthcare Corp. (a)	3,978	41
Delcath Systems, Inc. (a)	1,102	6
Denali Therapeutics, Inc. (a)	11,718	270
DermTech, Inc. (a)(b)	3,182	12
Design Therapeutics, Inc. (a)(b)	3,633	21
DiaMedica Therapeutics, Inc. (a)	1,836	3
Disc Medicine, Inc. (a)	360	8
DocGo, Inc. (a)	9,179	79
Doximity, Inc. Class A (a)	11,971	388
Durect Corp. (a)	2,688	12
Dynavax Technologies Corp. (a)	13,867	136
Dyne Therapeutics, Inc. (a)	3,346	39
Eagle Pharmaceuticals, Inc. (a)	1,269	36
Eargo, Inc. (a)(b)	394	2
Edgewise Therapeutics, Inc. (a)	4,536	30
Editas Medicine, Inc. (a)	7,627	55
Eiger Biopharmaceuticals, Inc. (a)	4,542	4
Elanco Animal Health, Inc. (a)	55,060	518
Embecta Corp.	6,345	178
Emergent BioSolutions, Inc. (a)	4,528	47
Enanta Pharmaceuticals, Inc. (a)	2,152	87
Encompass Health Corp.	10,958	593
Enhabit, Inc. (a)	5,448	76
Enliven Therapeutics, Inc. (a)(b)	639	14
Enovis Corp. (a)	5,461	292
Entrada Therapeutics, Inc. (a)(b)	1,864	27
Envista Holdings Corp. (a)	18,107	740
EQRx, Inc. (a)(b)	27,910	54
Erasca, Inc. (a)(b)	9,246	28
Esperion Therapeutics, Inc. (a)	8,494	14
Establishment Labs Holdings, Inc. (a)	2,373	161
Etao International Co. Ltd. (a)	11,846	19
Eton Pharmaceuticals, Inc. (a)(b)	2,465	9
Evelo Biosciences, Inc. (a)	6,016	1
Evolent Health, Inc. Class A (a)	10,826	351
Evolus, Inc. (a)	4,537	38
Exact Sciences Corp. (a)	19,770	1,341
Exagen, Inc. (a)	877	2
Exelixis, Inc. (a)	35,588	691
Eyenovia, Inc. (a)	2,957	10
EyePoint Pharmaceuticals, Inc. (a)(b)	2,863	8
Fate Therapeutics, Inc. (a)	10,228	58
Fennec Pharmaceuticals, Inc. (a)	2,176	18
FibroGen, Inc. (a)	9,685	181
Figs, Inc. Class A (a)	17,112	106
Fluidigm Corp. (a)	8,618	17
Foghorn Therapeutics, Inc. (a)	1,965	12
FONAR Corp. (a)	704	11
Fortress Biotech, Inc. (a)	7,179	6
Frequency Therapeutics, Inc. (a)(b)	3,633	2

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Fulcrum Therapeutics, Inc. (a)	5,941	$17
Fulgent Genetics, Inc. (a)	2,077	65
G1 Therapeutics, Inc. (a)	4,763	13
Gain Therapeutics, Inc. (a)	1,011	5
Galecto, Inc. (a)	1,833	4
Galera Therapeutics, Inc. (a)	3,789	10
Gamida Cell Ltd. (a)	5,849	5
GeneDx Holdings Corp. (a)(b)	58,659	21
Generation Bio Co. (a)	5,392	23
Genprex, Inc. (a)	5,110	5
Geron Corp. (a)	42,120	91
Glaukos Corp. (a)	5,132	257
Globus Medical, Inc. (a)	8,637	489
GlycoMimetics, Inc. (a)	5,169	7
Gossamer Bio, Inc. (a)(b)	8,362	11
Graphite Bio, Inc. (a)	3,061	8
Greenlight Biosciences Holdings PBC (a)	9,337	4
Greenwich Lifesciences, Inc. (a)	403	6
Gritstone bio, Inc. (a)	7,939	22
Guardant Health, Inc. (a)	10,904	256
Haemonetics Corp. (a)	5,595	463
Halozyme Therapeutics, Inc. (a)	15,000	573
Harmony Biosciences Holdings, Inc. (a)	3,656	119
Harrow Health, Inc. (a)	2,856	60
Harvard Bioscience, Inc. (a)	4,107	17
Health Catalyst, Inc. (a)	6,003	70
HealthEquity, Inc. (a)	9,294	546
HealthStream, Inc. (a)	2,706	73
Heat Biologics, Inc. (a)	2,729	2
Hepion Pharmaceuticals, Inc. (a)	8,539	7
Heron Therapeutics, Inc. (a)	13,187	20
Heska Corp. (a)	1,116	109
HilleVax, Inc. (a)(b)	822	14
Hims & Hers Health, Inc. (a)	12,732	126
Homology Medicines, Inc. (a)	4,635	5
Hookipa Pharma, Inc. (a)	4,864	4
Horizon Therapeutics PLC (a)	25,335	2,765
Humacyte, Inc. (a)(b)	5,661	17
Hyperfine, Inc. (a)(b)	5,110	7
iCAD, Inc. (a)	2,650	3
ICON PLC (a)	9,148	1,954
Icosavax, Inc. (a)(b)	3,396	20
ICU Medical, Inc. (a)	2,258	372
Ideaya Biosciences, Inc. (a)	4,583	63
IGM Biosciences, Inc. (a)	1,958	27
Immuneering Corp. Class A (a)	2,158	21
Immunic, Inc. (a)(b)	3,975	6
ImmunoGen, Inc. (a)	25,074	96
Immunome, Inc. (a)	1,073	5
Immunovant, Inc. (a)	5,983	93
Inari Medical, Inc. (a)	5,234	323
Infusystem Holdings, Inc. (a)	2,012	16
Inhibrx, Inc. (a)	3,270	62
Inmune Bio, Inc. (a)(b)	1,306	8
Innovage Holding Corp. (a)	1,973	16
Innoviva, Inc. (a)	7,741	87
Inogen, Inc. (a)	2,491	31
Inotiv, Inc. (a)	2,208	10
Inovio Pharmaceuticals, Inc. (a)	28,563	23

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Inozyme Pharma, Inc. (a)	2,715	$16
Insmed, Inc. (a)	14,877	254
Inspire Medical Systems, Inc. (a)	3,190	747
Instil Bio, Inc. (a)	7,996	5
Integer Holdings Corp. (a)	3,650	283
Integra LifeSciences Holdings Corp. (a)	7,959	457
Intellia Therapeutics, Inc. (a)	9,270	345
Intercept Pharmaceuticals, Inc. (a)	3,945	53
Intra-Cellular Therapies, Inc. (a)	10,293	557
Invitae Corp. (a)(b)	27,039	37
Invivyd, Inc. (a)(b)	4,151	5
Ionis Pharmaceuticals, Inc. (a)	15,439	552
Iovance Biotherapeutics, Inc. (a)	19,095	117
iRadimed Corp.	803	32
iRhythm Technologies, Inc. (a)	3,306	410
Ironwood Pharmaceuticals, Inc. (a)	16,928	178
iTeos Therapeutics, Inc. (a)	3,229	44
IVERIC bio, Inc. (a)	14,904	363
Janux Therapeutics, Inc. (a)(b)	2,474	30
Jasper Therapeutics, Inc. (a)	9,308	17
Jazz Pharmaceuticals PLC (a)	6,843	1,001
Jounce Therapeutics, Inc. (a)	4,922	9
KalVista Pharmaceuticals, Inc. (a)	2,865	23
Karuna Therapeutics, Inc. (a)	3,195	580
Karyopharm Therapeutics, Inc. (a)	11,684	45
Keros Therapeutics, Inc. (a)	2,206	94
Kezar Life Sciences, Inc. (a)	6,139	19
Kineta, Inc.	577	2
Kiniksa Pharmaceuticals Ltd. Class A (a)	3,792	41
Kinnate Biopharma, Inc. (a)	2,424	15
Know Labs, Inc. (a)	3,779	3
Kodiak Sciences, Inc. (a)	5,450	34
Kronos Bio, Inc. (a)	4,207	6
Krystal Biotech, Inc. (a)	2,337	187
Kura Oncology, Inc. (a)	7,190	88
Kymera Therapeutics, Inc. (a)	4,918	146
Lantern Pharma, Inc. (a)	766	4
Lantheus Holdings, Inc. (a)	7,416	612
Larimar Therapeutics, Inc. (a)	4,702	21
Leap Therapeutics, Inc. (a)	9,317	3
Legend Biotech Corp., ADR (a)	3,939	190
LeMaitre Vascular, Inc.	2,169	112
LENSAR, Inc. (a)	1,062	3
Lexicon Pharmaceuticals, Inc. (a)	20,723	50
LifeMD, Inc. (a)	2,571	4
LifeStance Health Group, Inc. (a)(b)	8,426	63
Ligand Pharmaceuticals, Inc. (a)	1,799	132
Lineage Cell Therapeutics, Inc. (a)(b)	18,854	28
Liquidia Technologies, Inc. (a)(b)	5,853	40
Longboard Pharmaceuticals, Inc. (a)	1,473	6
Lyell Immunopharma, Inc. (a)(b)	13,408	32
Lyra Therapeutics, Inc. (a)	2,530	5
MacroGenics, Inc. (a)	6,681	48
Madrigal Pharmaceuticals, Inc. (a)	1,545	374
Magenta Therapeutics, Inc. (a)	5,019	4
MannKind Corp. (a)	28,605	117
Maravai LifeSciences Holdings, Inc. Class A (a)	12,086	169
Marinus Pharmaceuticals, Inc. (a)	5,114	35
Masimo Corp. (a)	5,418	1,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MaxCyte, Inc. (a)	9,915	$49
Medpace Holdings, Inc. (a)	2,644	497
MEI Pharma, Inc. (a)	12,839	3
MeiraGTx Holdings PLC (a)	4,128	21
Merit Medical Systems, Inc. (a)	6,250	462
Merrimack Pharmaceuticals, Inc. (a)	1,368	17
Mersana Therapeutics, Inc. (a)	9,440	39
Mesa Laboratories, Inc.	575	100
MiMedx Group, Inc. (a)	9,679	33
Mind Medicine MindMed, Inc. (a)	3,957	13
Mineralys Therapeutics, Inc. (a)	1,751	27
Mirati Therapeutics, Inc. (a)	5,936	221
Mirum Pharmaceuticals, Inc. (a)	2,685	64
ModivCare, Inc. (a)	1,553	131
Molecular Templates, Inc. (a)	4,797	2
Monte Rosa Therapeutics, Inc. (a)(b)	4,338	34
Morphic Holding, Inc. (a)	3,278	123
Multiplan Corp. (a)	30,077	32
Mustang Bio, Inc. (a)	9,183	3
MyMD Pharmaceuticals, Inc. (a)(b)	3,626	6
Myriad Genetics, Inc. (a)	8,717	202
NanoString Technologies, Inc. (a)	5,174	51
Natera, Inc. (a)	11,298	627
National HealthCare Corp.	1,377	80
National Research Corp.	1,605	70
Nautilus Biotechnology, Inc. (a)	5,595	16
Nektar Therapeutics (a)	20,426	14
Neogen Corp. (a)	24,220	449
NeoGenomics, Inc. (a)	13,870	241
Neurocrine Biosciences, Inc. (a)	10,606	1,074
Neuronetics, Inc. (a)	2,744	8
NeuroPace, Inc. (a)	893	4
Nevro Corp. (a)	3,743	135
NextCure, Inc. (a)	2,177	3
NextGen Healthcare, Inc. (a)	5,918	103
NGM Biopharmaceuticals, Inc. (a)	4,212	17
Nkarta, Inc. (a)	4,156	15
Novan, Inc. (a)	2,713	4
Novavax, Inc. (a)(b)	9,365	65
NRX Pharmaceuticals, Inc. (a)	4,473	3
Nurix Therapeutics, Inc. (a)	4,714	42
Nutex Health, Inc. (a)(b)	34,217	35
Nuvalent, Inc. Class A (a)	4,915	128
NuVasive, Inc. (a)	5,848	242
Nuvation Bio, Inc. (a)	15,833	26
Nuvectis Pharma, Inc. (a)	525	7
Oak Street Health, Inc. (a)	13,065	505
Ocean Biomedical, Inc. (a)	1,168	8
Ocugen, Inc. (a)(b)	24,607	21
Ocular Therapeutix, Inc. (a)	8,542	45
Ocuphire Pharma, Inc. (a)	2,214	8
Olema Pharmaceuticals, Inc. (a)	3,853	13
Omega Therapeutics, Inc. (a)(b)	1,724	10
Omeros Corp. (a)(b)	6,746	31
Omniab, Inc. (a)(d)	698	—
Omniab, Inc. (a)(d)	698	—
Omniab, Inc. (a)(b)	10,420	38
Omnicell, Inc. (a)	4,904	288
Oncocyte Corp. (a)	11,830	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Oncternal Therapeutics, Inc. (a)	5,861	$5
OPKO Health, Inc. (a)	46,752	68
OptimizeRx Corp. (a)	1,845	27
Optinose, Inc. (a)	7,137	14
Option Care Health, Inc. (a)	17,330	551
Oramed Pharmaceuticals, Inc. (a)(b)	4,162	9
OraSure Technologies, Inc. (a)	7,811	47
Orchestra BioMed Holdings, Inc. (a)	2,232	44
Organogenesis Holdings, Inc. (a)	7,481	16
ORIC Pharmaceuticals, Inc. (a)	2,881	16
Orthofix Medical, Inc. (a)	3,834	64
OrthoPediatrics Corp. (a)	1,719	76
Outlook Therapeutics, Inc. (a)(b)	13,802	15
Outset Medical, Inc. (a)	5,178	95
Owens & Minor, Inc. (a)	8,206	119
Owlet, Inc. (a)	6,433	2
P3 Health Partners, Inc. (a)(b)	2,793	3
Pacific Biosciences of California, Inc. (a)	24,292	281
Pacira BioSciences, Inc. (a)	5,038	206
Palatin Technologies, Inc. (a)(b)	1,136	3
Paragon 28, Inc. (a)	3,757	64
Paratek Pharmaceuticals, Inc. (a)	5,041	13
Pardes Biosciences, Inc. (a)	3,250	4
Passage Bio, Inc. (a)	3,238	3
Patterson Cos., Inc.	9,680	259
PAVmed, Inc. (a)	8,923	3
PDL BioPharma, Inc. (a)(b)(d)	17,605	22
PDS Biotechnology Corp. (a)(b)	2,937	18
Pear Therapeutics, Inc. (a)(b)	7,844	2
Pediatrix Medical Group, Inc. (a)	9,024	135
Penumbra, Inc. (a)	4,000	1,115
PepGen, Inc. (a)	2,145	26
Perrigo Co. PLC	15,087	541
Personalis, Inc. (a)	4,068	11
PetIQ, Inc. (a)	3,019	35
PharmaCyte Biotech, Inc. (a)	1,804	5
Phathom Pharmaceuticals, Inc. (a)(b)	2,097	15
PhenomeX, Inc. (a)	3,697	4
Phibro Animal Health Corp. Class A	2,255	35
Phreesia, Inc. (a)	5,556	179
Pieris Pharmaceuticals, Inc. (a)	7,086	7
Pliant Therapeutics, Inc. (a)	4,480	119
PMV Pharmaceuticals, Inc. (a)	3,479	17
Point Biopharma Global, Inc. (a)(b)	9,587	70
Poseida Therapeutics, Inc. (a)	6,162	19
Praxis Precision Medicines, Inc. (a)	4,989	4
Precigen, Inc. (a)	14,342	15
Precision BioSciences, Inc. (a)	9,695	7
Predictive Oncology, Inc. (a)	8,381	3
Prelude Therapeutics, Inc. (a)(b)	2,571	15
Premier, Inc. Class A	13,186	427
Prestige Consumer Healthcare, Inc. (a)	5,511	345
Prime Medicine, Inc. (a)(b)	3,050	38
Privia Health Group, Inc. (a)	9,733	269
PROCEPT BioRobotics Corp. (a)	4,660	132
Pro-Dex, Inc. (a)	266	4
Progyny, Inc. (a)	8,327	267
Prometheus Biosciences, Inc. (a)	4,048	434
ProPhase Labs, Inc. (b)	1,368	10

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Protagonist Therapeutics, Inc. (a)	4,851	$112
Protalix BioTherapeutics, Inc. (a)(b)	5,657	12
Prothena Corp. PLC (a)	5,536	268
Provention Bio, Inc. (a)	8,989	217
PTC Therapeutics, Inc. (a)	8,106	393
Pulmonx Corp. (a)	3,480	39
Pulse Biosciences, Inc. (a)(b)	1,752	6
Puma Biotechnology, Inc. (a)	4,244	13
Pyxis Oncology, Inc. (a)(b)	2,436	10
Quanterix Corp. (a)	3,737	42
Quantum-Si, Inc. (a)	10,611	19
QuidelOrtho Corp. (a)	5,366	478
Quince Therapeutics, Inc. (a)(b)	3,075	5
Quipt Home Medical Corp. (a)	3,875	27
R1 RCM, Inc. (a)	21,476	322
RadNet, Inc. (a)	5,591	140
Rain Oncology, Inc. (a)	1,833	16
Rallybio Corp. (a)	1,701	10
Rani Therapeutics Holdings, Inc. (a)	1,827	9
RAPT Therapeutics, Inc. (a)	2,966	54
Reata Pharmaceuticals, Inc. Class A (a)	3,093	281
Recursion Pharmaceuticals, Inc. Class A (a)	12,622	84
REGENXBIO, Inc. (a)	4,366	83
Relay Therapeutics, Inc. (a)	9,482	156
Relmada Therapeutics, Inc. (a)	3,101	7
Reneo Pharmaceuticals, Inc. (a)	1,236	7
RenovoRx, Inc. (a)	814	3
Repligen Corp. (a)	5,785	974
Replimune Group, Inc. (a)	4,380	77
Retractable Technologies, Inc. (a)	1,807	3
Revance Therapeutics, Inc. (a)	8,666	279
Reviva Pharmaceuticals Holdings, Inc. (a)	1,764	7
REVOLUTION Medicines, Inc. (a)	8,010	174
Rhythm Pharmaceuticals, Inc. (a)	5,429	97
Rigel Pharmaceuticals, Inc. (a)	19,172	25
Rocket Pharmaceuticals, Inc. (a)	8,204	141
Royalty Pharma PLC Class A	41,712	1,503
RxSight, Inc. (a)	2,270	38
SAB Biotherapeutics, Inc. (a)	3,669	2
Sage Therapeutics, Inc. (a)	5,755	241
Sana Biotechnology, Inc. (a)(b)	9,188	30
Sanara Medtech, Inc. (a)	363	15
Sangamo Therapeutics, Inc. (a)	14,725	26
Sarepta Therapeutics, Inc. (a)	9,245	1,274
Satsuma Pharmaceuticals, Inc. (a)	3,041	2
Savara, Inc. (a)	7,667	15
Scholar Rock Holding Corp. (a)	4,225	34
Schrodinger, Inc. (a)	6,537	172
Science 37 Holdings, Inc. (a)	8,626	2
Scilex Holding Co. (a)(b)	8,726	72
scPharmaceuticals, Inc. (a)(b)	1,983	18
SCYNEXIS, Inc. (a)(b)	3,512	11
Seagen, Inc. (a)	20,511	4,153
Seelos Therapeutics, Inc. (a)	11,646	8
Seer, Inc. (a)	4,530	17
Select Medical Holdings Corp.	11,525	298
Selecta Biosciences, Inc. (a)(b)	11,488	16
Sellas Life Sciences Group, Inc. (a)(b)	2,259	3
Semler Scientific, Inc. (a)	628	17

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sensei Biotherapeutics, Inc. (a)	1,892	$3
Senseonics Holdings, Inc. (a)(b)	51,444	37
Sensus Healthcare, Inc. (a)	1,414	7
Senti Biosciences, Inc. (a)	2,899	3
Sera Prognostics, Inc. Class A (a)	1,691	6
Seres Therapeutics, Inc. (a)	10,469	59
Sharecare, Inc. (a)	31,689	45
Shockwave Medical, Inc. (a)	3,968	860
SI-BONE, Inc. (a)	3,332	66
SIGA Technologies, Inc.	4,692	27
Sight Sciences, Inc. (a)	3,183	28
Silk Road Medical, Inc. (a)	4,144	162
Simulations Plus, Inc.	1,822	80
Singular Genomics Systems, Inc. (a)(b)	4,959	6
SmileDirectClub, Inc. (a)(b)	12,961	6
Solid Biosciences, Inc. (a)	1,753	8
SomaLogic, Inc. (a)	15,128	39
Sonendo, Inc. (a)(b)	4,626	9
Sotera Health Co. (a)	11,064	198
Spectrum Pharmaceuticals, Inc. (a)	20,490	15
Spero Therapeutics, Inc. (a)	4,060	6
SpringWorks Therapeutics, Inc. (a)	4,963	128
STAAR Surgical Co. (a)	5,348	342
Stereotaxis, Inc. (a)	6,960	14
Stoke Therapeutics, Inc. (a)	3,016	25
Structure Therapeutics, Inc., ADR (a)	1,804	43
Summit Therapeutics, Inc. (a)	12,180	21
Supernus Pharmaceuticals, Inc. (a)	5,815	211
Surface Oncology, Inc. (a)	5,764	4
Surgery Partners, Inc. (a)	6,421	221
Surmodics, Inc. (a)	1,511	34
Sutro Biopharma, Inc. (a)	5,666	26
Syndax Pharmaceuticals, Inc. (a)	6,486	137
Syneos Health, Inc. (a)	11,453	408
Synlogic, Inc. (a)	5,134	3
Syros Pharmaceuticals, Inc. (a)(b)	1,676	4
Tabula Rasa Healthcare, Inc. (a)(b)	2,734	15
Tactile Systems Technology, Inc. (a)	2,498	41
Talaris Therapeutics, Inc. (a)	2,196	4
Talkspace, Inc. (a)	10,341	7
Tandem Diabetes Care, Inc. (a)	7,132	290
Tango Therapeutics, Inc. (a)(b)	5,630	22
Tarsus Pharmaceuticals, Inc. (a)	2,092	26
Taysha Gene Therapies, Inc. (a)	4,126	3
TCR2 Therapeutics, Inc. (a)	3,421	5
Tela Bio, Inc. (a)	1,202	13
Teladoc Health, Inc. (a)	17,599	456
Tenaya Therapeutics, Inc. (a)	4,230	12
Tenet Healthcare Corp. (a)	11,116	661
Terns Pharmaceuticals, Inc. (a)	2,848	34
TFF Pharmaceuticals, Inc. (a)	3,607	2
TG Therapeutics, Inc. (a)	15,146	228
The Ensign Group, Inc.	5,995	573
The Joint Corp. (a)	1,564	26
The Oncology Institute, Inc. (a)	3,240	2
The Pennant Group, Inc. (a)	3,026	43
TherapeuticsMD, Inc. (a)	997	4
Theseus Pharmaceuticals, Inc. (a)	1,040	9
Third Harmonic Bio, Inc. (a)(b)	1,635	7

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tilray, Inc. Class 2 (a)(b)	68,275	$173
Tonix Pharmaceuticals Holding Corp. (a)	6,818	4
Tracon Pharmaceuticals, Inc. (a)	2,239	4
TransMedics Group, Inc. (a)	3,470	263
Travere Therapeutics, Inc. (a)	7,773	175
Treace Medical Concepts, Inc. (a)	4,523	114
Trevi Therapeutics, Inc. (a)	4,028	7
TScan Therapeutics, Inc. (a)	1,442	3
Twist Bioscience Corp. (a)	6,116	92
Tyra Biosciences, Inc. (a)(b)	2,174	35
U.S. Physical Therapy, Inc.	1,355	133
UFP Technologies, Inc. (a)	782	102
Ultragenyx Pharmaceutical, Inc. (a)	7,317	293
United Therapeutics Corp. (a)	5,085	1,139
UNITY Biotechnology, Inc. (a)(b)	1,382	2
UroGen Pharma Ltd. (a)(b)	2,146	20
Utah Medical Products, Inc.	382	36
Vanda Pharmaceuticals, Inc. (a)	6,107	41
Vapotherm, Inc. (a)	3,828	3
Varex Imaging Corp. (a)	4,448	81
Vaxart, Inc. (a)	14,557	11
Vaxcyte, Inc. (a)	6,945	260
Vaxxinity, Inc. Class A (a)(b)	4,148	9
VBI Vaccines, Inc. (a)(b)	27,199	8
Veeva Systems, Inc. Class A (a)	15,633	2,873
Ventyx Biosciences, Inc. (a)	3,871	130
Vera Therapeutics, Inc. (a)(b)	2,866	22
Veracyte, Inc. (a)	7,960	178
Veradigm, Inc. (a)	11,876	155
Verastem, Inc. (a)	21,185	9
Vericel Corp. (a)	5,255	154
Verrica Pharmaceuticals, Inc. (a)(b)	2,716	18
Verve Therapeutics, Inc. (a)	4,211	61
Vicarious Surgical, Inc. (a)	3,574	8
Viemed Healthcare, Inc. (a)	3,749	36
ViewRay, Inc. (a)	19,108	66
Vigil Neuroscience, Inc. (a)	837	8
Viking Therapeutics, Inc. (a)	7,645	127
Vir Biotechnology, Inc. (a)	9,247	215
Viracta Therapeutics, Inc. (a)	2,952	5
Viridian Therapeutics, Inc. (a)	3,878	99
VistaGen Therapeutics, Inc. (a)	24,328	3
Vivani Medical, Inc. (a)	4,035	4
VolitionRX Ltd. (a)	4,757	9
Vor BioPharma, Inc. (a)(b)	5,958	32
Voyager Therapeutics, Inc. (a)	2,767	21
Werewolf Therapeutics, Inc. (a)	2,169	6
X4 Pharmaceuticals, Inc. (a)	9,802	9
XBiotech, Inc. (a)	1,874	6
Xencor, Inc. (a)	6,580	184
Xeris Biopharma Holdings, Inc. (a)	14,017	23
Xilio Therapeutics, Inc. (a)	1,107	4
XOMA Corp. (a)	1,271	27
Y-mAbs Therapeutics, Inc. (a)	3,962	20
Zentalis Pharmaceuticals, Inc. (a)	5,725	98
Zevra Therapeutics, Inc. (a)(b)	3,517	19
Zimvie, Inc. (a)	2,805	20
ZIOPHARM Oncology, Inc. (a)(b)	24,242	15
Zomedica Corp. (a)(b)	108,703	23

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zymeworks, Inc. (a)	6,423	$58
Zynerba Pharmaceuticals, Inc. (a)	5,008	2
Zynex, Inc. (a)	2,308	28
		88,786
Industrials (15.3%):
3D Systems Corp. (a)	14,256	153
AAON, Inc.	4,710	455
AAR Corp. (a)	3,668	200
ABM Industries, Inc.	7,277	327
ACCO Brands Corp.	10,139	54
Acme United Corp.	344	8
Acuity Brands, Inc.	3,591	656
ACV Auctions, Inc. Class A (a)	13,874	179
Advanced Drainage Systems, Inc.	7,828	659
Advent Technologies Holdings, Inc. (a)(b)	3,070	3
AECOM	15,570	1,313
Aerojet Rocketdyne Holdings, Inc. (a)	8,498	477
AeroVironment, Inc. (a)	2,678	245
AerSale Corp. (a)	2,321	40
AERWINS Technology, Inc. (a)	4,931	5
AGCO Corp.	6,937	938
AgEagle Aerial Systems, Inc. (a)	8,874	4
Air Lease Corp.	11,556	455
Air T, Inc.	161	4
Air Transport Services Group, Inc. (a)	6,356	132
Alamo Group, Inc.	1,314	242
Albany International Corp.	3,450	308
Alight, Inc. Class A (a)	32,149	296
Allegiant Travel Co. (a)	1,727	159
Allied Motion Technologies, Inc.	1,479	57
Allison Transmission Holdings, Inc.	10,190	461
Alta Equipment Group, Inc.	2,669	42
Ameresco, Inc. Class A (a)	3,534	174
American Superconductor Corp. (a)	3,142	15
American Woodmark Corp. (a)	1,825	95
Amprius Technologies, Inc. (a)(b)	1,135	10
API Group Corp. (a)	24,112	542
Apogee Enterprises, Inc.	2,439	105
Applied Industrial Technologies, Inc.	4,239	602
Aqua Metals, Inc. (a)	7,289	7
ARC Document Solutions, Inc.	4,049	13
ArcBest Corp.	2,654	245
Archer Aviation, Inc. Class A (a)(b)	14,135	40
Arcosa, Inc.	5,374	339
Argan, Inc.	1,446	58
Aris Water Solution, Inc. Class A	3,150	25
Armstrong World Industries, Inc.	5,066	361
Array Technologies, Inc. (a)	16,188	354
ASGN, Inc. (a)	5,359	443
Astec Industries, Inc.	2,494	103
Astra Space, Inc. (a)(b)	18,758	8
Astronics Corp. (a)	2,838	38
Atkore, Inc. (a)	4,382	616
Atlas Technical Consultants, Inc. (a)	2,916	36
Atlis Motor Vehicles, Inc. (a)	2,517	1
Ault Alliance, Inc. (a)	32,723	3
Aurora Innovation, Inc. (a)	34,202	48
Avis Budget Group, Inc. (a)	4,335	844

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Axon Enterprise, Inc. (a)	7,675	$1,726
AZZ, Inc.	2,733	113
Babcock & Wilcox Enterprises, Inc. (a)	9,533	58
Barnes Group, Inc.	5,384	217
Barrett Business Services, Inc.	747	66
Beacon Roofing Supply, Inc. (a)	5,472	322
Beam Global (a)(b)	950	15
Berkshire Grey, Inc. (a)	5,818	8
BGSF, Inc.	1,083	12
BlackSky Technology, Inc. (a)(b)	7,342	11
Blade Air Mobility, Inc. (a)(b)	3,452	12
Blink Charging Co. (a)(b)	5,566	48
Bloom Energy Corp. Class A (a)	19,842	395
Blue Bird Corp. (a)	2,297	47
BlueLinx Holdings, Inc. (a)	983	67
Boise Cascade Co.	4,377	277
Booz Allen Hamilton Holding Corp.	14,525	1,346
Bowman Consulting Group Ltd. (a)	1,106	32
Brady Corp. Class A	5,074	273
Bridger Aerospace Group Holdings, Inc. (a)	1,520	7
BrightView Holdings, Inc. (a)	4,295	24
Broadwind, Inc. (a)(b)	1,967	8
Builders FirstSource, Inc. (a)	15,155	1,345
BWX Technologies, Inc.	10,221	644
Byrna Technologies, Inc. (a)	1,934	15
CACI International, Inc. Class A (a)	2,608	773
Cadre Holdings, Inc. (b)	1,799	39
Capstone Green Energy Corp. (a)	1,972	3
Carlisle Cos., Inc.	5,674	1,283
Casella Waste Systems, Inc. (a)	5,623	465
CBIZ, Inc. (a)	5,411	268
CECO Environmental Corp. (a)	3,225	45
ChargePoint Holdings, Inc. (a)(b)	28,330	297
Chart Industries, Inc. (a)	4,739	594
Chicago Rivet & Machine Co.	99	3
Cimpress PLC (a)	2,411	106
CIRCOR International, Inc. (a)	2,213	69
Civeo Corp. (a)(b)	1,501	31
Clean Harbors, Inc. (a)	5,635	803
Columbus McKinnon Corp.	3,141	117
Comfort Systems USA, Inc.	3,925	573
Commercial Vehicle Group, Inc. (a)	3,252	24
CompX International, Inc.	165	3
Concrete Pumping Holdings, Inc. (a)	2,730	19
Construction Partners, Inc. Class A (a)	4,450	120
Core & Main, Inc. Class A (a)	8,114	187
CoreCivic, Inc. (a)	12,396	114
Covenant Logistics Group, Inc. Class A	1,000	35
CPI Aerostructures, Inc. (a)	1,026	4
CRA International, Inc.	768	83
Crane Holdings Co.	5,348	607
CSW Industrials, Inc.	1,717	239
Curtiss-Wright Corp.	4,293	757
Custom Truck One Source, Inc. (a)	6,907	47
Daseke, Inc. (a)	4,448	34
Deluxe Corp.	4,786	77
Desktop Metal, Inc. Class A (a)(b)	26,688	61
DLH Holdings Corp. (a)	1,308	15
Donaldson Co., Inc.	13,498	882

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Douglas Dynamics, Inc.	2,487	$79
Driven Brands Holdings, Inc. (a)	6,940	210
Ducommun, Inc. (a)	1,253	69
Dun & Bradstreet Holdings, Inc.	24,899	292
DXP Enterprises, Inc. (a)	1,766	48
Dycom Industries, Inc. (a)	3,212	301
Eagle Bulk Shipping, Inc.	1,426	65
EMCOR Group, Inc.	5,233	851
Emeren Group Ltd., ADR (a)	6,752	30
Encore Wire Corp.	1,953	362
Energous Corp. (a)	8,398	5
Energy Recovery, Inc. (a)	5,647	130
Energy Vault Holdings, Inc. (a)	6,971	15
Enerpac Tool Group Corp.	6,256	160
EnerSys	4,486	390
Ennis, Inc.	2,779	59
Enovix Corp. (a)(b)	13,203	197
EnPro Industries, Inc.	2,313	240
Eos Energy Enterprises, Inc. (a)(b)	8,791	23
Esab Corp.	6,328	374
ESCO Technologies, Inc.	2,833	270
Espey Manufacturing & Electronics Corp.	188	4
ESS Tech, Inc. (a)(b)	5,665	8
EVI Industries, Inc. (a)	578	11
Evoqua Water Technologies Corp. (a)	13,417	667
Exponent, Inc.	5,617	560
Federal Signal Corp.	6,658	361
First Advantage Corp. (a)	6,126	85
FiscalNote Holdings, Inc. (a)(b)	11,291	25
Flowserve Corp.	14,644	498
Fluence Energy, Inc. (a)	6,509	132
Fluor Corp. (a)	15,630	483
Flux Power Holdings, Inc. (a)	1,275	6
Forrester Research, Inc. (a)	1,282	41
Fortune Brands Innovations, Inc.	14,201	834
Forward Air Corp.	2,949	318
Franklin Covey Co. (a)	1,340	52
Franklin Electric Co., Inc.	4,295	404
FreightCar America, Inc. (a)(b)	1,234	4
Frontier Group Holdings, Inc. (a)	4,148	41
FTAI Aviation Ltd.	10,944	306
FTAI Infrastructure, Inc.	11,024	33
FTC Solar, Inc. (a)	3,926	9
FTI Consulting, Inc. (a)	3,687	728
Fuel Tech, Inc. (a)	2,613	3
FuelCell Energy, Inc. (a)(b)	45,460	130
Gates Industrial Corp. PLC (a)	11,399	158
GATX Corp.	3,916	431
GEE Group, Inc. (a)	12,181	5
Genco Shipping & Trading Ltd.	4,458	70
Gencor Industries, Inc. (a)	1,148	18
Gibraltar Industries, Inc. (a)	3,436	167
Global Industrial Co.	723	19
GMS, Inc. (a)	4,618	267
Graco, Inc.	18,612	1,359
GrafTech International Ltd.	21,564	105
Graham Corp. (a)	1,108	14
Granite Construction, Inc.	4,853	199
Great Lakes Dredge & Dock Corp. (a)	7,193	39

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Griffon Corp.	5,319	$170
GXO Logistics, Inc. (a)	13,042	658
H&E Equipment Services, Inc.	3,540	157
Harsco Corp. (a)	8,727	60
Hawaiian Holdings, Inc. (a)	5,590	51
Hayward Holdings, Inc. (a)	18,702	219
Healthcare Services Group, Inc.	8,252	114
Heartland Express, Inc.	5,219	83
HEICO Corp.	4,704	805
HEICO Corp. Class A	8,282	1,126
Heidrick & Struggles International, Inc.	2,180	66
Heliogen, Inc. (a)	14,800	4
Helios Technologies, Inc.	3,616	236
Herc Holdings, Inc.	3,197	364
Heritage-Crystal Clean, Inc. (a)	1,762	63
Hertz Global Holdings, Inc. (a)	35,042	571
Hexcel Corp.	9,349	638
Hillenbrand, Inc.	7,698	366
Hillman Solutions Corp. (a)	15,913	134
HireQuest, Inc.	591	13
HireRight Holdings Corp. (a)	1,958	21
HNI Corp.	4,501	125
Hub Group, Inc. Class A (a)	3,549	298
Hubbell, Inc.	6,006	1,461
Hudson Global, Inc. (a)	256	6
Hudson Technologies, Inc. (a)	4,211	37
Hurco Cos., Inc.	707	18
Huron Consulting Group, Inc. (a)	2,101	169
Hydrofarm Holdings Group, Inc. (a)	4,352	8
Hyliion Holdings Corp. (a)	12,081	24
Hyster-Yale Materials Handling, Inc.	648	32
Hyzon Motors, Inc. (a)(b)	8,887	7
IBEX Ltd. (a)	1,043	25
ICF International, Inc.	2,048	225
Ideal Power, Inc. (a)(b)	589	6
Ideanomics, Inc. (a)(b)	69,665	8
IES Holdings, Inc. (a)	2,169	93
INNOVATE Corp. (a)(b)	5,442	16
Insperity, Inc.	3,987	485
Insteel Industries, Inc.	2,070	58
Interface, Inc.	6,321	51
ITT, Inc.	9,174	792
Janus International Group, Inc. (a)	9,202	91
JELD-WEN Holding, Inc. (a)	9,261	117
JetBlue Airways Corp. (a)	36,290	264
Joby Aviation, Inc. (a)(b)	34,511	150
John Bean Technologies Corp.	3,498	382
Kadant, Inc.	1,294	270
Kaman Corp.	3,108	71
KAR Auction Services, Inc. (a)	11,960	164
Karat Packaging, Inc.	647	9
KBR, Inc.	15,150	834
Kelly Services, Inc. Class A	3,760	62
Kennametal, Inc.	8,572	236
Kforce, Inc.	2,140	135
Kimball International, Inc. Class B	3,958	49
Kirby Corp. (a)	6,644	463
Knightscope, Inc. Class A (a)	2,897	3
Knight-Swift Transportation Holdings, Inc.	16,770	949

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Korn Ferry	5,787	$299
Kratos Defense & Security Solutions, Inc. (a)	13,831	186
KULR Technology Group, Inc. (a)(b)	8,210	7
Landstar System, Inc.	3,985	714
Lawson Products, Inc. (a)	2,130	97
LB Foster Co. Class A (a)	1,091	13
Legalzoom.com, Inc. (a)	9,496	89
Lennox International, Inc.	3,577	899
Leonardo DRS, Inc. (a)	4,957	64
Lightning eMotors, Inc. (a)(b)	5,736	2
Limbach Holdings, Inc. (a)	986	17
Lincoln Electric Holdings, Inc.	6,405	1,083
Lindsay Corp.	1,221	185
Liquidity Services, Inc. (a)	2,589	34
LSI Industries, Inc.	3,029	42
Lyft, Inc. Class A (a)	34,741	322
Manitex International, Inc. (a)	1,531	8
ManpowerGroup, Inc.	5,608	463
Markforged Holding Corp. (a)	11,309	11
Marten Transport Ltd.	6,455	135
Masonite International Corp. (a)	2,445	222
MasTec, Inc. (a)	6,662	629
Mastech Digital, Inc. (a)	378	5
Masterbrand, Inc. (a)	14,200	114
Matrix Service Co. (a)	2,877	16
Matson, Inc.	3,925	234
Matthews International Corp. Class A	3,272	118
Maxar Technologies, Inc.	8,121	415
Mayville Engineering Co., Inc. (a)	1,334	20
McGrath RentCorp	2,705	252
MDU Resources Group, Inc.	21,646	660
Mercury Systems, Inc. (a)	6,316	323
Mesa Air Group, Inc. (a)	3,577	8
Micromobility.com, Inc. (a)	517	2
Microvast Holdings, Inc. (a)	15,595	19
Miller Industries, Inc.	1,267	45
MillerKnoll, Inc.	8,385	171
Mistras Group, Inc. (a)	1,942	13
Molekule Group, Inc. (a)	1,261	2
Momentus, Inc. (a)	6,532	4
Montrose Environmental Group, Inc. (a)	3,063	109
Moog, Inc. Class A	3,153	318
MRC Global, Inc. (a)	8,905	87
MSA Safety, Inc.	4,086	545
MSC Industrial Direct Co., Inc.	5,143	432
Mueller Industries, Inc.	6,180	454
Mueller Water Products, Inc. Class A	17,159	239
MYR Group, Inc. (a)	1,811	228
National Presto Industries, Inc.	586	42
NEXTracker, Inc. Class A (a)	5,140	186
Nikola Corp. (a)(b)	45,344	55
Nl Industries, Inc.	929	6
NN, Inc. (a)	4,719	5
Northwest Pipe Co. (a)	1,080	34
NOW, Inc. (a)	12,239	136
NV5 Global, Inc. (a)	1,412	147
nVent Electric PLC	18,293	785
Ocean Power Technologies, Inc. (a)	6,263	3
Omega Flex, Inc.	373	42

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Oshkosh Corp.	7,258	$604
Owens Corning	10,069	965
PAM Transportation Services, Inc.	721	21
Pangaea Logistics Solutions Ltd.	2,829	17
Park Aerospace Corp.	2,225	30
Park-Ohio Holdings Corp.	963	12
Parsons Corp. (a)	11,615	520
Performant Financial Corp. (a)	7,074	24
Perma-Fix Environmental Services (a)	1,149	14
PGT Innovations, Inc. (a)	6,386	160
Pitney Bowes, Inc.	17,369	68
Planet Labs PBC (a)	17,713	70
Plug Power, Inc. (a)	59,177	694
Powell Industries, Inc.	1,021	43
Preformed Line Products Co.	309	40
Primoris Services Corp.	5,891	145
Proterra, Inc. (a)(b)	18,697	28
Proto Labs, Inc. (a)	2,959	98
Quad/Graphics, Inc. (a)	3,375	14
Quanex Building Products Corp.	3,650	79
Quest Resource Holding Corp. (a)	1,836	11
Radiant Logistics, Inc. (a)	4,156	27
RBC Bearings, Inc. (a)	3,187	742
RCM Technologies, Inc. (a)	739	9
Red Violet, Inc. (a)	1,043	18
Redwire Corp. (a)(b)	2,145	6
Regal Rexnord Corp.	7,347	1,034
Resideo Technologies, Inc. (a)	16,015	293
Resources Connection, Inc.	3,543	60
REV Group, Inc.	3,354	40
Rocket Lab USA, Inc. (a)(b)	28,635	116
Rush Enterprises, Inc. Class A	4,416	241
RXO, Inc. (a)	12,771	251
Ryder System, Inc.	5,031	449
Saia, Inc. (a)	2,965	807
Sarcos Technology and Robotics Corp. (a)(b)	8,839	4
Schneider National, Inc. Class B	6,387	171
Science Applications International Corp.	6,059	651
Sensata Technologies Holding PLC	16,916	846
SES AI Corp. (a)(b)	16,797	50
ShiftPixy, Inc. (a)	997	4
Shoals Technologies Group, Inc. Class A (a)	12,083	275
Simpson Manufacturing Co., Inc.	4,725	518
SiteOne Landscape Supply, Inc. (a)	4,953	678
Skillsoft Corp. (a)	9,395	19
SkyWest, Inc. (a)	5,425	120
SKYX Platforms Corp. (a)(b)	5,285	18
SP Plus Corp. (a)	2,095	72
Spire Global, Inc. (a)	9,410	6
Spirit AeroSystems Holdings, Inc. Class A	11,676	403
Spirit Airlines, Inc.	12,105	208
SPX Technologies, Inc. (a)	4,962	350
Standex International Corp.	1,312	161
Steelcase, Inc. Class A	9,226	78
Stem, Inc. (a)(b)	15,588	88
Stericycle, Inc. (a)	10,329	450
Sterling Check Corp. (a)	9,244	103
Sterling Infrastructure, Inc. (a)	3,263	124
Sun Country Airlines Holdings, Inc. (a)	3,597	74

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SunPower Corp. (a)	9,563	$132
Sunrun, Inc. (a)	23,305	470
Sunworks, Inc. (a)(b)	3,824	5
Symbotic, Inc. (a)(b)	1,417	32
Taylor Devices, Inc. (a)	334	7
Team, Inc. (a)	464	3
Tennant Co.	2,034	139
Terex Corp.	7,336	355
Terran Orbital Corp. (a)(b)	11,008	20
Tetra Tech, Inc.	5,904	867
Textainer Group Holdings Ltd.	4,499	144
The AZEK Co., Inc. (a)	16,382	386
The Brink's Co.	5,049	337
The GEO Group, Inc. (a)	13,214	104
The Gorman-Rupp Co.	2,516	63
The Greenbrier Cos., Inc.	3,526	113
The LS Starrett Co. Class A (a)	618	7
The Manitowoc Co., Inc. (a)	3,813	65
The Middleby Corp. (a)	5,736	841
The Shyft Group, Inc.	3,552	81
The Timken Co.	7,219	590
The Toro Co.	11,655	1,296
Thermon Group Holdings, Inc. (a)	3,679	92
Titan International, Inc. (a)	5,773	60
Titan Machinery, Inc. (a)	2,290	70
TPI Composites, Inc. (a)	4,635	60
Transcat, Inc. (a)	806	72
TransUnion	21,399	1,330
Trex Co., Inc. (a)	12,173	592
TriNet Group, Inc. (a)	6,250	504
Trinity Industries, Inc.	9,000	219
Triumph Group, Inc. (a)	7,139	83
TrueBlue, Inc. (a)	3,531	63
TuSimple Holdings, Inc. Class A (a)(b)	15,368	23
Tutor Perini Corp. (a)	4,672	29
Twin Disc, Inc. (a)	1,176	11
U.S. Xpress Enterprises, Inc. Class A (a)	3,039	18
Uber Technologies, Inc. (a)	212,300	6,730
UFP Industries, Inc.	6,699	532
U-Haul Holding Co.	835	50
U-Haul Holding Co.	11,271	584
Ultralife Corp. (a)	1,066	4
UniFirst Corp.	1,675	295
Univar Solutions, Inc. (a)	17,539	614
Universal Logistics Holdings, Inc.	766	22
Upwork, Inc. (a)	12,914	146
Urban-Gro, Inc. (a)	819	2
V2X, Inc. (a)	1,213	48
Valmont Industries, Inc.	2,342	748
Velo3D, Inc. (a)(b)	9,607	22
Veritiv Corp.	1,436	194
Vertiv Holdings Co.	34,244	490
Viad Corp. (a)	2,246	47
Vicor Corp. (a)	2,498	117
View, Inc. (a)	14,686	7
Virgin Galactic Holdings, Inc. (a)(b)	24,493	99
VSE Corp.	1,177	53
Wabash National Corp.	5,211	128
Watsco, Inc.	3,690	1,174

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Watts Water Technologies, Inc. Class A	2,999	$505
Werner Enterprises, Inc.	6,515	296
WESCO International, Inc.	4,900	757
Westwater Resources, Inc. (a)	5,277	6
Wheels Up Experience, Inc. (a)(b)	18,856	12
Willdan Group, Inc. (a)	1,400	22
Williams Industrial Services Group, Inc. (a)	2,574	3
Willis Lease Finance Corp. (a)	212	12
WillScot Mobile Mini Holdings Corp. (a)	22,597	1,059
Woodward, Inc.	6,224	606
Xometry, Inc. Class A (a)	4,263	64
Xos, Inc. (a)	5,835	3
XPO, Inc. (a)	12,683	405
Yellow Corp. (a)	3,657	7
Zurn Elkay Water Solutions Corp.	16,178	346
		106,246
Information Technology (19.2%):
8x8, Inc. (a)	12,033	50
908 Devices, Inc. (a)(b)	2,522	22
A10 Networks, Inc.	7,572	117
ACI Worldwide, Inc. (a)	11,993	324
ACM Research, Inc. Class A (a)	4,997	58
Adeia, Inc.	11,418	101
ADTRAN Holdings, Inc.	7,930	126
Advanced Energy Industries, Inc.	4,115	403
Aehr Test Systems (a)	2,861	89
Aeva Technologies, Inc. (a)(b)	11,981	14
AEye, Inc. (a)(b)	10,645	3
Affirm Holdings, Inc. (a)	23,064	260
Agilysys, Inc. (a)	2,683	221
Airgain, Inc. (a)	1,065	6
Airspan Networks Holdings, Inc. (a)	2,235	2
Akoustis Technologies, Inc. (a)	7,616	23
Alarm.com Holdings, Inc. (a)	5,313	267
Alkami Technology, Inc. (a)	3,895	49
Allegro MicroSystems, Inc. (a)	7,725	371
Alpha & Omega Semiconductor Ltd. (a)	2,477	67
Altair Engineering, Inc. Class A (a)	5,754	415
Alteryx, Inc. Class A (a)	6,561	386
Ambarella, Inc. (a)	4,082	316
Amdocs Ltd.	13,537	1,300
American Software, Inc. Class A	3,541	45
Amkor Technology, Inc.	8,510	221
Amplitude, Inc. Class A (a)	5,081	63
Amtech Systems, Inc. (a)	1,004	10
Appfolio, Inc. Class A (a)	2,058	256
Appian Corp. (a)	4,508	200
Applied Digital Corp. (a)(b)	6,033	14
Applied Optoelectronics, Inc. (a)	2,939	6
AppLovin Corp. Class A (a)	12,805	202
Arlo Technologies, Inc. (a)	9,118	55
Arrow Electronics, Inc. (a)	6,465	807
Arteris, Inc. (a)	1,909	8
Asana, Inc. Class A (a)	8,701	184
Aspen Technology, Inc. (a)	3,194	731
Asure Software, Inc. (a)	2,010	29
Atlassian Corp. Class A (a)	16,651	2,850
Atomera, Inc. (a)(b)	2,550	16

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AudioEye, Inc. (a)	657	$5
AvePoint, Inc. (a)	12,131	50
Aviat Networks, Inc. (a)	1,200	41
Avid Technology, Inc. (a)	4,504	144
AvidXchange Holdings, Inc. (a)	14,249	111
Avnet, Inc.	10,137	458
Axcelis Technologies, Inc. (a)	3,607	481
AXT, Inc. (a)	4,537	18
Backblaze, Inc. Class A (a)	1,148	6
Badger Meter, Inc.	3,249	396
Bel Fuse, Inc. Class A	182	7
Bel Fuse, Inc. Class B	1,124	42
Belden, Inc.	4,701	408
Benchmark Electronics, Inc. (b)	3,823	91
Bentley Systems, Inc. Class B	23,880	1,027
BigCommerce Holdings, Inc. Class 1 (a)	6,686	60
BILL Holdings, Inc. (a)	11,444	929
Bit Digital, Inc. (a)(b)	9,145	14
Black Knight, Inc. (a)	16,958	976
Blackbaud, Inc. (a)	4,760	330
Blackline, Inc. (a)	5,491	369
Blend Labs, Inc. Class A (a)(b)	16,020	16
Block, Inc. (a)	59,615	4,093
BM Technologies, Inc. (a)(b)	987	3
Box, Inc. Class A (a)	15,374	412
Boxlight Corp. Class A (a)	7,971	3
Braze, Inc. Class A (a)(b)	4,791	166
Brightcove, Inc. (a)	4,478	20
BSQUARE Corp. (a)	1,996	2
C3.ai, Inc. Class A (a)(b)	9,688	325
CalAmp Corp. (a)	3,893	14
Calix, Inc. (a)	6,522	350
Cambium Networks Corp. (a)	1,317	23
Casa Systems, Inc. (a)	3,816	5
Cass Information Systems, Inc.	1,363	59
Castellum, Inc. (a)	2,930	3
CCC Intelligent Solutions Holdings, Inc. (a)(b)	13,909	125
Cepton, Inc. (a)	4,734	2
Cerberus Cyber Sentinel Corp. (a)	6,643	2
Cerence, Inc. (a)	4,328	122
CEVA, Inc. (a)	2,520	77
Ciena Corp. (a)	16,463	865
Cipher Mining, Inc. (a)(b)	4,437	10
Cirrus Logic, Inc. (a)	6,191	677
Cleanspark, Inc. (a)	8,476	24
Clear Secure, Inc. Class A	8,443	221
Clearfield, Inc. (a)	1,450	68
Clearwater Analytics Holdings, Inc. Class A (a)	6,171	98
Climb Global Solutions, Inc.	422	22
Cloudflare, Inc. Class A (a)	31,260	1,927
Coda Octopus Group, Inc. (a)	538	4
Cognex Corp.	18,559	920
Coherent Corp. (a)	13,235	504
Cohu, Inc. (a)	5,193	199
CommScope Holding Co., Inc. (a)	22,656	144
CommVault Systems, Inc. (a)	4,893	278
CompoSecure, Inc. (a)	1,271	9
Computer Task Group, Inc. (a)	1,567	11
Comtech Telecommunications Corp.	2,832	35

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Concentrix Corp.	4,843	$589
Conduent, Inc. (a)	22,269	76
Confluent, Inc. Class A (a)	16,020	386
Consensus Cloud Solutions, Inc. (a)	2,044	70
Corsair Gaming, Inc. (a)	4,506	83
Couchbase, Inc. (a)	3,088	43
CPI Card Group, Inc. (a)	472	21
Credo Technology Group Holding Ltd. (a)	10,194	96
Crowdstrike Holdings, Inc. Class A (a)	23,724	3,256
CS Disco, Inc. (a)	2,976	20
CSG Systems International, Inc.	3,398	182
CSP, Inc.	367	5
CTS Corp.	3,465	171
CVD Equipment Corp. (a)(b)	629	8
Cvent Holding Corp. (a)(b)	4,919	41
Cyxtera Technologies, Inc. (a)	8,452	3
Daktronics, Inc. (a)	4,024	23
Datadog, Inc. Class A (a)	28,797	2,092
Dave, Inc. (a)	541	3
DecisionPoint Systems, Inc. (a)	671	4
Dell Technologies, Inc. Class C	26,064	1,048
Diebold Nixdorf, Inc. (a)	8,329	10
Digi International, Inc. (a)	3,845	129
Digimarc Corp. (a)(b)	1,568	31
Digital Turbine, Inc. (a)	10,559	131
DigitalOcean Holdings, Inc. (a)(b)	6,519	255
Diodes, Inc. (a)	4,944	459
DocuSign, Inc. (a)	22,305	1,300
Dolby Laboratories, Inc. Class A	6,627	566
Domo, Inc. Class B (a)	3,330	47
DoubleVerify Holdings, Inc. (a)	9,975	301
Dropbox, Inc. Class A (a)	30,164	652
Dynatrace, Inc. (a)	23,967	1,014
DZS, Inc. (a)	2,353	19
E2open Parent Holdings, Inc. (a)	26,756	156
Eastman Kodak Co. (a)(b)	6,913	28
Ebix, Inc.	2,701	36
eGain Corp. (a)	2,483	19
Elastic NV (a)	8,463	490
Embark Technology, Inc. (a)	1,346	4
EMCORE Corp. (a)	3,837	4
EngageSmart, Inc. (a)	2,980	57
Entegris, Inc.	16,570	1,359
Envestnet, Inc. (a)	5,750	337
ePlus, Inc. (a)	2,954	145
Euronet Worldwide, Inc. (a)	5,224	585
Everbridge, Inc. (a)	4,384	152
Everspin Technologies, Inc. (a)	1,867	13
Evolv Technologies Holdings, Inc. (a)(b)	7,940	25
ExlService Holdings, Inc. (a)	3,557	576
Expensify, Inc. Class A (a)	3,593	29
Extreme Networks, Inc. (a)	14,185	271
FARO Technologies, Inc. (a)	2,083	51
Fastly, Inc. Class A (a)	12,645	225
Five9, Inc. (a)	7,742	560
Flex Ltd. (a)	50,038	1,151
Flywire Corp. (a)	9,942	292
Focus Universal, Inc. (a)(b)	2,997	7
ForgeRock, Inc. Class A (a)	4,647	96

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
FormFactor, Inc. (a)	8,544	$272
Freshworks, Inc. Class A (a)	14,803	227
Genpact Ltd.	18,892	873
Gitlab, Inc. Class A (a)	8,380	287
GLOBALFOUNDRIES, Inc. (a)(b)	8,551	617
GoDaddy, Inc. Class A (a)	17,030	1,324
Grid Dynamics Holdings, Inc. (a)	5,869	67
Guidewire Software, Inc. (a)	9,082	745
Harmonic, Inc. (a)	12,197	178
HashiCorp., Inc. Class A (a)	7,989	234
HubSpot, Inc. (a)	5,258	2,254
I3 Verticals, Inc. Class A (a)	2,487	61
Ichor Holdings Ltd. (a)	3,163	104
Identiv, Inc. (a)	2,421	15
Immersion Corp.	3,366	30
Impinj, Inc. (a)	2,814	381
indie Semiconductor, Inc. Class A (a)(b)	8,527	90
Infinera Corp. (a)	24,699	192
Informatica, Inc. Class A (a)	12,319	202
Information Services Group, Inc.	3,764	19
Innodata, Inc. (a)	2,791	24
Inseego Corp. (a)	11,962	7
Insight Enterprises, Inc. (a)	3,712	531
Instructure Holdings, Inc. (a)	1,597	41
Intapp, Inc. (a)	4,357	195
Intelligent Systems Corp. (a)	706	21
InterDigital, Inc.	3,258	238
International Money Express, Inc. (a)	3,696	95
inTEST Corp. (a)	1,162	24
Intevac, Inc. (a)	2,716	20
IonQ, Inc. (a)(b)	15,011	92
IPG Photonics Corp.	3,362	415
IronNet, Inc. (a)	5,111	2
Issuer Direct Corp. (a)	315	7
Iteris, Inc. (a)	4,744	22
Itron, Inc. (a)	5,012	278
Jabil, Inc.	14,336	1,264
Jamf Holding Corp. (a)	4,978	97
JFrog Ltd. (a)	6,900	136
Kaleyra, Inc. (a)	1,419	2
Kaltura, Inc. (a)	6,121	12
Key Tronic Corp. (a)	1,121	8
Kimball Electronics, Inc. (a)	2,631	63
Knowles Corp. (a)	10,018	170
Kopin Corp. (a)	11,003	12
Kulicke & Soffa Industries, Inc.	6,161	325
KVH Industries, Inc. (a)	1,548	18
Kyndryl Holdings, Inc. (a)	25,237	372
Lantronix, Inc. (a)	3,313	14
Latch, Inc. (a)	11,519	9
Lattice Semiconductor Corp. (a)	15,240	1,455
Lightwave Logic, Inc. (a)(b)	12,517	65
Limelight Networks, Inc. (a)	15,143	12
Littelfuse, Inc.	2,720	729
LivePerson, Inc. (a)	7,849	35
LiveRamp Holdings, Inc. (a)	7,033	154
LiveVox Holdings, Inc. (a)(b)	1,349	4
Lumentum Holdings, Inc. (a)	7,445	402
Luna Innovations, Inc. (a)	3,507	25

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	6,023	$427
Magnachip Semiconductor Corp. (a)	4,731	44
Manhattan Associates, Inc. (a)	6,932	1,073
Marathon Digital Holdings, Inc. (a)(b)	12,437	108
Marqeta, Inc. Class A (a)	48,886	223
Marvell Technology, Inc.	95,602	4,140
Matterport, Inc. (a)	27,067	74
Mawson Infrastructure Group, Inc. (a)	1,273	4
Maximus, Inc.	6,741	531
MaxLinear, Inc. (a)	8,030	283
MeridianLink, Inc. (a)	2,175	38
Meta Materials, Inc. (a)(b)	36,092	15
Methode Electronics, Inc.	3,842	169
MicroStrategy, Inc. (a)(b)	1,075	314
MicroVision, Inc. (a)(b)	19,503	52
Mirion Technologies, Inc. (a)	20,955	179
Mitek Systems, Inc. (a)	4,806	46
MKS Instruments, Inc.	6,483	575
Model N, Inc. (a)	3,974	133
Momentive Global, Inc. (a)	14,426	134
MoneyGram International, Inc. (a)	10,061	105
MongoDB, Inc. (a)	7,453	1,737
Movella Holdings, Inc. (a)	3,078	4
N-able, Inc. (a)	6,073	80
Napco Security Technologies, Inc. (a)	3,665	138
National Instruments Corp.	14,484	759
Navitas Semiconductor Corp. (a)	10,143	74
nCino, Inc. (a)	6,719	166
NCR Corp. (a)	14,829	350
NETGEAR, Inc. (a)	3,078	57
NetScout Systems, Inc. (a)	7,633	219
New Relic, Inc. (a)	7,023	529
NextNav, Inc. (a)(b)	2,979	6
nLight, Inc. (a)	4,823	49
Novanta, Inc. (a)	3,959	630
Nutanix, Inc. Class A (a)	25,526	663
NVE Corp.	530	44
Okta, Inc. (a)	16,603	1,432
Olo, Inc. Class A (a)	10,817	88
ON24, Inc. (a)	4,522	40
Ondas Holdings, Inc. (a)	4,094	4
OneSpan, Inc. (a)	4,045	71
Onto Innovation, Inc. (a)	5,409	475
OSI Systems, Inc. (a)	1,738	178
Ouster, Inc. (a)	13,150	11
PagerDuty, Inc. (a)	9,477	332
Pagseguro Digital Ltd. Class A (a)	22,838	196
Palantir Technologies, Inc. Class A (a)	192,946	1,630
Palo Alto Networks, Inc. (a)	33,230	6,637
PAR Technology Corp. (a)	2,905	99
Paycor HCM, Inc. (a)	7,117	189
Paylocity Holding Corp. (a)	4,687	932
Paymentus Holdings, Inc. Class A (a)	1,762	16
Payoneer Global, Inc. (a)	23,822	150
Paysign, Inc. (a)	3,571	13
PC Connection, Inc.	1,267	57
PC-Telephone, Inc.	1,725	7
PDF Solutions, Inc. (a)	3,343	142
Pegasystems, Inc.	4,343	211

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Perficient, Inc. (a)	3,764	$272
PFSweb, Inc.	1,876	8
Photronics, Inc. (a)	6,641	110
Phunware, Inc. (a)	10,693	8
Pixelworks, Inc. (a)	5,469	8
Plexus Corp. (a)	3,042	297
Porch Group, Inc. (a)(b)	9,125	13
Power Integrations, Inc.	6,257	530
Powerfleet, Inc. (a)	3,647	13
Presto Automation, Inc. (a)	3,165	5
Priority Technology Holdings, Inc. (a)	1,277	5
Procore Technologies, Inc. (a)	13,358	837
Progress Software Corp.	4,760	273
PROS Holdings, Inc. (a)	4,626	127
Pure Storage, Inc. Class A (a)	31,870	813
Q2 Holdings, Inc. (a)	6,146	151
Qualtrics International, Inc. Class A (a)	11,453	204
Qualys, Inc. (a)	4,023	523
Quantum Computing, Inc. (a)	2,866	4
Rackspace Technology, Inc. (a)	5,439	10
Rambus, Inc. (a)	11,965	613
Rapid7, Inc. (a)	6,526	300
Red Cat Holdings, Inc. (a)	3,650	4
Rekor Systems, Inc. (a)(b)	5,583	7
Remitly Global, Inc. (a)	12,686	215
Ribbon Communications, Inc. (a)	15,447	53
Richardson Electronics Ltd.	1,307	29
Rigetti Computing, Inc. (a)	8,545	6
Rimini Street, Inc. (a)	5,242	22
RingCentral, Inc. Class A (a)	9,337	286
Riot Platforms, Inc. (a)(b)	17,245	172
Rogers Corp. (a)	2,063	337
Rubicon Technologies, Inc. (a)	3,129	2
Sabre Corp. (a)	33,872	145
Samsara, Inc. Class A (a)	11,156	220
Sanmina Corp. (a)	6,408	391
ScanSource, Inc. (a)	2,784	85
SecureWorks Corp. Class A (a)	968	8
SEMrush Holdings, Inc. Class A (a)	3,283	33
Semtech Corp. (a)	7,082	171
SentinelOne, Inc. Class A (a)	22,397	366
Shift4 Payments, Inc. Class A (a)	5,820	441
ShotSpotter, Inc. (a)	985	39
Silicon Laboratories, Inc. (a)	3,467	607
SiTime Corp. (a)	1,727	246
SkyWater Technology, Inc. (a)	1,553	18
SMART Global Holdings, Inc. (a)	5,238	90
SmartRent, Inc. (a)(b)	17,112	44
Smartsheet, Inc. Class A (a)	13,979	668
Smith Micro Software, Inc. (a)	5,543	6
Snowflake, Inc. Class A (a)	30,990	4,781
SolarWinds Corp. (a)	4,165	36
SoundHound AI, Inc. Class A (a)(b)	12,934	36
SPI Energy Co. Ltd. (a)	2,293	3
Splunk, Inc. (a)	16,691	1,600
Sprinklr, Inc. Class A (a)	8,107	105
Sprout Social, Inc. Class A (a)	5,127	312
SPS Commerce, Inc. (a)	4,028	613
Squarespace, Inc. Class A (a)	4,088	130

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	24,557	$1,387
StarTek, Inc. (a)	857	4
Steel Connect, Inc. (a)	4,212	5
Stratasys Ltd. (a)	6,585	109
Sumo Logic, Inc. (a)	10,354	124
Super Micro Computer, Inc. (a)	5,229	557
Synaptics, Inc. (a)	4,370	486
Synchronoss Technologies, Inc. (a)	9,773	9
TaskUS, Inc. Class A (a)	2,994	43
TD SYNNEX Corp.	5,188	502
Telos Corp. (a)	5,347	14
Tenable Holdings, Inc. (a)	12,098	575
Teradata Corp. (a)	11,069	446
Terawulf, Inc. (a)(b)	10,623	10
The Glimpse Group, Inc. (a)	1,067	4
The Hackett Group, Inc.	2,649	49
The Western Union Co.	41,449	462
Thoughtworks Holding, Inc. (a)	9,876	73
Tingo Group, Inc. (a)(b)	12,525	13
Toast, Inc. Class A (a)	35,189	625
TTEC Holdings, Inc.	2,116	79
TTM Technologies, Inc. (a)	11,223	151
Turtle Beach Corp. (a)	1,725	17
Twilio, Inc. Class A (a)	19,508	1,300
UiPath, Inc. Class A (a)	41,637	731
Ultra Clean Holdings, Inc. (a)	4,868	161
Unisys Corp. (a)	7,291	28
Unity Software, Inc. (a)(b)	26,456	858
Universal Display Corp.	4,870	755
Upland Software, Inc. (a)	3,140	14
Varonis Systems, Inc. (a)	11,577	301
Veeco Instruments, Inc. (a)	5,673	120
Verint Systems, Inc. (a)	7,233	269
Veritone, Inc. (a)(b)	3,496	20
Verra Mobility Corp. (a)	16,122	273
Vertex, Inc. Class A (a)	4,095	85
Viant Technology, Inc. Class A (a)	1,469	6
Viasat, Inc. (a)	8,045	272
Viavi Solutions, Inc. (a)	24,935	270
VirnetX Holding Corp. (a)(b)	6,481	8
Vishay Intertechnology, Inc.	14,373	325
Vishay Precision Group, Inc. (a)	1,308	55
VMware, Inc. Class A (a)	23,834	2,976
Vontier Corp.	17,220	471
Weave Communications, Inc. (a)	3,600	18
WEX, Inc. (a)	4,736	871
WM Technology, Inc. (a)	8,050	7
Wolfspeed, Inc. (a)	13,801	896
Workday, Inc. Class A (a)	22,408	4,628
Workiva, Inc. (a)	5,184	531
Wrap Technologies, Inc. (a)	2,948	5
Xerox Holdings Corp.	16,215	250
Xperi, Inc. (a)	4,662	51
Yext, Inc. (a)	11,081	106
Zeta Global Holdings Corp. Class A (a)	15,416	167
Zoom Video Communications, Inc. Class A (a)	24,222	1,789
Zscaler, Inc. (a)	9,533	1,114
Zuora, Inc. Class A (a)	13,920	138
		134,003

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (4.3%):
5E Advanced Materials, Inc. (a)(b)	4,006	$22
Advanced Emissions Solutions, Inc. (a)	2,043	4
AdvanSix, Inc.	2,951	113
AgroFresh Solutions, Inc. (a)	3,149	9
Alcoa Corp.	19,631	836
Alpha Metallurgical Resources, Inc.	1,445	225
American Vanguard Corp.	3,115	68
Amyris, Inc. (a)(b)	27,695	38
AptarGroup, Inc.	7,255	857
Arconic Corp. (a)	10,915	286
Arras Minerals Corp. (a)	4,451	1
Ascent Industries Co. (a)	971	9
Ashland, Inc.	6,020	618
Aspen Aerogels, Inc. (a)	7,192	54
ATI, Inc. (a)	14,266	563
Atlas Lithium Corp. (a)	551	10
Avient Corp.	9,479	390
Axalta Coating Systems Ltd. (a)	24,768	750
Balchem Corp.	3,565	451
Berry Global Group, Inc.	13,602	801
Cabot Corp.	6,248	479
Carpenter Technology Corp.	5,327	238
Century Aluminum Co. (a)	8,793	88
Chase Corp.	788	83
Clearwater Paper Corp. (a)	1,821	61
Cleveland-Cliffs, Inc. (a)	56,528	1,036
Coeur Mining, Inc. (a)	32,464	130
Commercial Metals Co.	12,861	629
Compass Minerals International, Inc.	4,559	156
Core Molding Technologies, Inc. (a)	850	15
Crown Holdings, Inc.	13,171	1,089
Dakota Gold Corp. (a)	5,984	22
Danimer Scientific, Inc. (a)(b)	9,996	34
Diversey Holdings Ltd. (a)	8,721	71
Eagle Materials, Inc.	3,999	587
Ecovyst, Inc. (a)	9,524	105
Element Solutions, Inc.	24,881	480
Flotek Industries, Inc. (a)	7,988	6
Friedman Industries, Inc.	703	8
FutureFuel Corp.	2,843	21
Gatos Silver, Inc. (a)	5,267	34
Ginkgo Bioworks Holdings, Inc. (a)(b)	112,322	149
Glatfelter Corp.	4,818	15
Gold Resource Corp.	9,804	10
Golden Minerals Co. (a)	14,260	3
Graphic Packaging Holding Co.	34,070	868
Greif, Inc. Class A	2,725	173
Hawkins, Inc.	2,146	94
Haynes International, Inc.	1,372	69
HB Fuller Co.	5,958	408
Hecla Mining Co.	63,338	401
Huntsman Corp.	20,233	554
Hycroft Mining Holding Corp. (a)(b)	17,682	8
Ingevity Corp. (a)	4,146	297
Innospec, Inc.	2,747	282
Intrepid Potash, Inc. (a)	1,017	28
Kaiser Aluminum Corp.	1,751	131
Koppers Holdings, Inc.	2,217	78

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Livent Corp. (a)	19,897	$432
Louisiana-Pacific Corp.	7,881	427
LSB Industries, Inc. (a)	5,630	58
Materion Corp.	2,255	262
Mativ Holdings, Inc.	5,971	128
Mercer International, Inc.	4,226	41
Mesabi Trust (a)(b)	1,471	37
Minerals Technologies, Inc.	3,564	215
MP Materials Corp. (a)	16,312	460
Myers Industries, Inc.	4,049	87
NewMarket Corp.	793	289
O-I Glass, Inc. (a)	16,949	385
Olin Corp.	14,825	823
Olympic Steel, Inc.	1,086	57
Origin Materials, Inc. (a)(b)	11,192	48
Pactiv Evergreen, Inc.	4,382	35
Piedmont Lithium, Inc. (a)	1,977	119
PureCycle Technologies, Inc. (a)	13,007	91
Quaker Chemical Corp.	1,548	306
Ramaco Resources, Inc.	2,717	24
Ranpak Holdings Corp. (a)	8,152	43
Rayonier Advanced Materials, Inc. (a)	6,880	43
Reliance Steel & Aluminum Co.	6,521	1,674
Royal Gold, Inc.	7,356	954
RPM International, Inc.	14,320	1,249
Ryerson Holding Corp.	2,694	98
Schnitzer Steel Industries, Inc.	2,830	88
Sensient Technologies Corp.	4,669	357
Silgan Holdings, Inc.	9,250	496
Sonoco Products Co.	10,817	660
Southern Copper Corp.	9,528	727
Stepan Co.	2,366	244
Summit Materials, Inc. Class A (a)	13,137	374
SunCoke Energy, Inc.	9,250	83
Sylvamo Corp.	4,036	187
The Chemours Co.	16,288	488
The Scotts Miracle-Gro Co.	4,640	324
TimkenSteel Corp. (a)	4,230	78
Tredegar Corp.	2,780	25
TriMas Corp.	4,602	128
Trinseo PLC	3,841	80
Tronox Holdings PLC	12,808	184
U.S. Antimony Corp. (a)	8,938	3
U.S. Gold Corp. (a)	833	5
United States Lime & Minerals, Inc.	229	35
United States Steel Corp.	25,137	656
Universal Stainless & Alloy Products, Inc. (a)	932	9
Valhi, Inc.	253	4
Valvoline, Inc.	19,266	673
Warrior Met Coal, Inc.	5,701	209
Westlake Corp.	3,716	431
Worthington Industries, Inc.	3,397	220
		30,198
Real Estate (6.0%):
Acadia Realty Trust	10,534	147
Agree Realty Corp.	9,901	679
Alexander & Baldwin, Inc.	7,966	151
Alexander's, Inc.	240	46

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Alpine Income Property Trust, Inc.	1,449	$24
American Assets Trust, Inc.	5,442	101
American Finance Trust, Inc.	14,889	93
American Homes 4 Rent Class A	34,392	1,082
American Realty Investors, Inc. (a)	163	4
Americold Realty Trust, Inc.	30,187	859
AMREP Corp. (a)	318	4
Anywhere Real Estate, Inc. (a)	11,898	63
Apartment Income REIT Corp.	16,799	602
Apartment Investment and Management Co.	15,455	119
Apple Hospitality REIT, Inc.	23,828	370
Armada Hoffler Properties, Inc.	7,437	88
Ashford Hospitality Trust, Inc. (a)	3,826	12
Bluerock Homes Trust, Inc. (a)	310	6
Braemar Hotels & Resorts, Inc.	6,002	23
Brandywine Realty Trust	18,856	89
Brixmor Property Group, Inc.	33,337	717
Broadstone Net Lease, Inc.	20,457	348
BRT Apartments Corp.	1,253	25
CareTrust REIT, Inc.	10,927	214
CBL & Associates Properties, Inc. (b)	3,068	79
Centerspace	1,672	91
Chatham Lodging Trust	5,305	56
Clipper Realty, Inc.	1,476	8
Community Healthcare Trust, Inc.	2,712	99
Compass, Inc. Class A (a)	33,698	109
CorEnergy Infrastructure Trust, Inc. (b)	1,614	2
Corporate Office Properties Trust	12,598	299
Cousins Properties, Inc.	16,809	359
CTO Realty Growth, Inc. (b)	2,295	40
CubeSmart	24,912	1,151
DiamondRock Hospitality Co.	22,991	187
DigitalBridge Group, Inc.	17,718	212
Diversified Healthcare Trust (b)	26,858	36
Doma Holdings, Inc. (a)	11,777	5
Douglas Elliman, Inc.	7,556	23
Douglas Emmett, Inc.	19,109	236
Easterly Government Properties, Inc.	9,871	136
EastGroup Properties, Inc.	4,831	799
Elme Communities	9,708	173
Empire State Realty Trust, Inc.	14,559	94
EPR Properties	8,267	315
Equity Commonwealth	11,908	247
Equity LifeStyle Properties, Inc.	19,812	1,330
Essential Properties Realty Trust, Inc.	16,013	398
eXp World Holdings, Inc.	8,392	106
Farmland Partners, Inc.	5,626	60
Fathom Holdings, Inc. (a)(b)	956	4
First Industrial Realty Trust, Inc.	14,666	780
Forestar Group, Inc. (a)	2,007	31
Four Corners Property Trust, Inc.	9,550	257
Franklin Street Properties Corp.	11,104	17
FRP Holdings, Inc. (a)	657	38
Gaming and Leisure Properties, Inc.	27,927	1,454
Getty Realty Corp.	4,714	170
Gladstone Commercial Corp.	4,349	55
Gladstone Land Corp.	3,722	62
Global Medical REIT, Inc.	6,900	63
Global Net Lease, Inc.	11,630	150

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Healthcare Realty Trust, Inc.	42,216	$816
Hersha Hospitality Trust	3,731	25
Highwoods Properties, Inc.	11,672	271
Hudson Pacific Properties, Inc.	15,490	103
Independence Realty Trust, Inc.	24,856	398
Indus Realty Trust, Inc.	880	58
Industrial Logistics Properties Trust	7,199	22
Innovative Industrial Properties, Inc.	3,102	236
InvenTrust Properties Corp.	7,480	175
JBG SMITH Properties	12,623	190
Jones Lang LaSalle, Inc. (a)	5,266	766
Kennedy-Wilson Holdings, Inc.	13,140	218
Kilroy Realty Corp.	12,988	421
Kite Realty Group Trust	24,304	508
Lamar Advertising Co. Class A	9,680	967
Life Storage, Inc.	9,428	1,236
LTC Properties, Inc.	4,543	160
LXP Industrial Trust	31,798	328
Marcus & Millichap, Inc.	2,691	86
Medical Properties Trust, Inc. (b)	65,666	540
National Health Investors, Inc.	4,619	238
National Retail Properties, Inc.	20,129	889
National Storage Affiliates Trust	9,369	391
NETSTREIT Corp.	6,502	119
Newmark Group, Inc. Class A	15,519	110
NexPoint Diversified Real Estate Trust	3,663	38
NexPoint Residential Trust, Inc.	2,547	111
Offerpad Solutions, Inc. (a)(b)	6,768	4
Office Properties Income Trust	5,333	66
Omega Healthcare Investors, Inc.	26,250	719
One Liberty Properties, Inc.	1,771	41
Opendoor Technologies, Inc. (a)	53,998	95
Orion Office REIT, Inc.	5,837	39
Outfront Media, Inc.	15,819	257
Paramount Group, Inc.	19,935	91
Park Hotels & Resorts, Inc.	24,385	301
Pebblebrook Hotel Trust	13,834	194
Phillips Edison & Co., Inc.	13,120	428
Physicians Realty Trust	26,124	390
Piedmont Office Realty Trust, Inc. Class A	13,687	100
Plymouth Industrial REIT, Inc.	4,753	100
Postal Realty Trust, Inc. Class A	1,981	30
PotlatchDeltic Corp.	8,661	429
Rafael Holdings, Inc. Class B (a)	1,671	3
Rayonier, Inc.	16,338	543
RE/MAX Holdings, Inc.	1,962	37
Redfin Corp. (a)(b)	11,803	107
Retail Opportunity Investments Corp.	13,543	189
Rexford Industrial Realty, Inc.	22,044	1,315
RLJ Lodging Trust	17,613	187
RPT Realty	9,495	90
Ryman Hospitality Properties, Inc.	5,996	538
Sabra Health Care REIT, Inc.	25,384	292
Safehold, Inc.	4,148	122
Saul Centers, Inc.	1,446	56
Seritage Growth Properties Class A (a)(b)	4,206	33
Service Properties Trust	18,169	181
SITE Centers Corp.	21,215	261
SL Green Realty Corp.	7,134	168

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sotherly Hotels, Inc. (a)	1,804	$4
Spirit Realty Capital, Inc.	15,676	625
STAG Industrial, Inc.	20,093	680
Star Holdings (a)	1,427	25
Stratus Properties, Inc.	770	15
Summit Hotel Properties, Inc.	11,617	81
Sun Communities, Inc.	13,604	1,917
Sunstone Hotel Investors, Inc.	23,103	228
Tanger Factory Outlet Centers, Inc.	11,358	223
Tejon Ranch Co. (a)	2,880	53
Terreno Realty Corp.	9,003	582
The Howard Hughes Corp. (a)	5,535	443
The Macerich Co.	23,825	253
The RMR Group, Inc. Class A	1,714	45
The St. Joe Co.	6,341	264
Transcontinental Realty Investors, Inc. (a)	136	6
UMH Properties, Inc.	6,014	89
Uniti Group, Inc.	25,780	92
Universal Health Realty Income Trust	1,423	68
Urban Edge Properties	13,032	196
Urstadt Biddle Properties, Inc. Class A	3,148	55
Veris Residential, Inc. (a)	10,001	146
Vornado Realty Trust	18,704	287
Whitestone REIT	5,201	48
WP Carey, Inc.	23,365	1,810
Xenia Hotels & Resorts, Inc.	12,367	162
Zillow Group, Inc. Class A (a)	6,184	270
Zillow Group, Inc. Class C (a)	17,208	765
		41,855
Utilities (2.0%):
ALLETE, Inc.	6,415	413
Altus Power, Inc. (a)(b)	8,546	47
American States Water Co.	4,100	364
Artesian Resources Corp. Class A	926	51
Avangrid, Inc.	7,798	311
Avista Corp.	8,324	353
Black Hills Corp.	7,333	463
Cadiz, Inc. (a)	3,319	13
California Water Service Group	6,167	359
Chesapeake Utilities Corp.	1,928	247
Clearway Energy, Inc. Class A	3,645	109
Clearway Energy, Inc. Class C	9,026	283
Essential Utilities, Inc.	29,390	1,283
Genie Energy Ltd. Class B	2,179	30
Global Water Resources, Inc.	1,257	16
Hawaiian Electric Industries, Inc.	12,144	466
IDACORP, Inc.	5,609	608
MGE Energy, Inc.	4,053	315
Middlesex Water Co.	1,937	151
Montauk Renewables, Inc. (a)	4,826	38
National Fuel Gas Co.	9,772	564
New Jersey Resources Corp.	10,747	572
Northwest Natural Holding Co.	3,943	188
NorthWestern Corp.	6,629	384
OGE Energy Corp.	22,436	845
ONE Gas, Inc.	6,077	481
Ormat Technologies, Inc.	6,280	532
Otter Tail Corp.	4,151	300

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

PNM Resources, Inc.	9,521	$463
Portland General Electric Co.	9,907	484
Pure Cycle Corp. (a)	2,606	25
RGC Resources, Inc.	878	20
SJW Group	2,765	210
Southwest Gas Holdings, Inc.	7,440	465
Spire, Inc.	5,711	401
Sunnova Energy International, Inc. (a)(b)	11,073	173
The York Water Co.	1,584	71
UGI Corp.	23,246	808
Unitil Corp.	1,766	101
Via Renewables, Inc.	270	5
Vistra Corp.	41,033	985
		13,997
Total Common Stocks (Cost $470,498)		688,905

Preferred Stocks (0.0%)(e)
Communication Services (0.0%):
SRAX, Inc. (a)(d)	3,374	1

Total Preferred Stocks (Cost $–(f))		1

Rights (0.0%)(e)
Health Care (0.0%):
Achillion Pharmaceuticals (a)(d)	22,837	5
Akouos, Inc. (a)(d)	2,413	2
Albireo Pharma, Inc. (a)(d)	2,070	5
Applied Genetics (a)(d)	7,439	1
Carisma Therapeutics, Inc., (a)(d)	22,411	—
Cincor Pharma, Inc. (a)(d)	1,987	6
Concert Pharmaceuticals (a)(d)	5,168	2
Epizyme, Inc. (a)(d)	15,309	—	(f)
Flexion Therapeutics, Inc. (a)(b)(d)	6,526	—	(f)
F-Star Therapeutics (a)(d)	1,298	—
Gemini Therapeutics (a)(d)	2,307	—
Imara, Inc. (a)(d)	1,789	1
Miragen Therapeutics, Inc. (a)(d)	7,890	—
Ocuphire Pharma (a)(d)	168	—	(f)
Opiant Pharma, Inc. (a)(d)	533	—	(f)
Palisade Bio, Inc. (a)(d)	2,758	1
Prevail Therapeutics, Inc. (a)(d)	4,938	2
Progenics Pharmaceuticals, Inc. (a)(d)	10,103	2
Tetraphase Pharmaceutical (a)(d)	1,178	—	(f)
Unum Therapeutics, Inc. (a)(d)	2,673	—
Xeris Biopharma Holdings, Inc. (a)(d)	8,140	1
		28
Industrials (0.0%):
Communications Systems I (d)	259	—
Total Rights (Cost $7)		28

Warrants (0.0%)(e)
Health Care (0.0%):
Galectin Therapeutics, Inc. Class B (a)(d)	7,552	—

Total Warrants (Cost $–)		—

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund (Also Known as Victory Extended Market Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (2.6%)^
Goldman Sachs Financial Square Government Fund Institutional Shares, 4.72% (g)	4,594,173	$4,594
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (g)	4,591,701	4,591
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (g)	4,591,701	4,592
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (g)	4,591,701	4,592
Total Collateral for Securities Loaned (Cost $18,369)		18,369
Total Investments (Cost $488,874) — 101.6%		707,303
Liabilities in excess of other assets — (1.6)%		(11,306)
NET ASSETS - 100.00%		$695,997

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliated security.
(d)	Security was fair valued using significant unobservable inputs as of March 31, 2023.
(e)	Amount represents less than 0.05% of net assets.
(f)	Rounds to less than $1 thousand.
(g)	Rate disclosed is the daily yield on March 31, 2023.

ADR—American Depositary Receipt
AMBAC—American Municipal Bond Assurance Corporation
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures	72	6/16/23	$6,352,160	$6,528,600	$176,440

	Total unrealized appreciation				$176,440
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$176,440

Affiliated Holdings

Net Change
			Proceeds	Realized	Capital	in Unrealized
	Fair Value	Purchases	from	Gains	Gain	Appreciation/	Fair Value	Dividend
	12/31/2022	at Cost	Sales	(Losses)	Distributions	Depreciation	3/31/23	Income
Victory Capital Holdings, Inc.	$90	$1	$-	$-	$-	$9	$100	$1

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.0%)
Australia (3.2%):

Consumer Discretionary (0.5%):
Wesfarmers Ltd.	77,686	$2,625

Consumer Staples (0.7%):
Coles Group Ltd.	108,537	1,311
Woolworths Group Ltd.	83,361	2,119
		3,430
Financials (0.5%):
Medibank Pvt. Ltd.	1,050,571	2,370

Materials (1.5%):
BHP Group Ltd.	132,877	4,200
Fortescue Metals Group Ltd.	81,622	1,227
Rio Tinto Ltd.	27,475	2,207
		7,634
		16,059
Belgium (0.3%):

Financials (0.3%):
KBC Group NV	21,171	1,454

Brazil (1.2%):

Energy (0.3%):
Petroleo Brasileiro SA Preference Shares	295,400	1,367

Financials (0.4%):
Banco Bradesco SA Preference Shares	51,700	134
Banco do Brasil SA	38,200	295
BB Seguridade Participacoes SA	264,800	1,699
Itau Unibanco Holding SA Preference Shares	35,445	173
		2,301
Materials (0.5%):
Vale SA	150,997	2,392
		6,060
Canada (2.9%):

Consumer Discretionary (0.8%):
Dollarama, Inc.	42,960	2,568
Lululemon Athletica, Inc. (a)	3,407	1,241
Magna International, Inc.	2,600	139
		3,948
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc.	47,858	2,407
Loblaw Cos. Ltd.	2,363	215
		2,622
Energy (0.0%):(b)
ARC Resources Ltd.	12,057	137

Financials (0.7%):
iA Financial Corp., Inc.	4,632	294
Sun Life Financial, Inc.	6,758	316
The Toronto-Dominion Bank	47,243	2,830
		3,440
Information Technology (0.9%):
CGI, Inc. (a)	16,304	1,571
Constellation Software, Inc.	1,403	2,638
Lumine Group, Inc. (a)	4,209	46
		4,255

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.0%):(b)
Nutrien Ltd.	1,356	$100
		14,502
China (1.5%):

Communication Services (0.0%):(b)
NetEase, Inc.	5,900	104

Consumer Discretionary (0.7%):
Alibaba Group Holding Ltd. (a)	16,400	208
ANTA Sports Products Ltd.	97,828	1,420
BYD Co. Ltd. Class H	2,500	74
China Meidong Auto Holdings Ltd.	268,000	578
Topsports International Holdings Ltd. (c)	932,000	850
Vipshop Holdings Ltd., ADR (a)	8,117	123
		3,253
Consumer Staples (0.3%):
Nongfu Spring Co., Ltd. Class H (c)	229,400	1,323

Energy (0.0%):(b)
China Shenhua Energy Co. Ltd. Class H	64,500	203

Financials (0.1%):
360 DigiTech, Inc., ADR	3,606	70
Bank of China Ltd. Class H	712,000	273
China Merchants Bank Co. Ltd. Class H	23,261	118
Industrial & Commercial Bank of China Ltd. Class H	349,000	185
		646
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd.	658,000	645

Information Technology (0.1%):
Sunny Optical Technology Group Co. Ltd.	49,600	598

Utilities (0.2%):
ENN Energy Holdings Ltd.	57,301	785
		7,557
Denmark (1.7%):

Consumer Discretionary (0.4%):
Pandora A/S	21,023	2,018

Consumer Staples (0.0%):(b)
Carlsberg A/S Class B	927	144

Health Care (1.1%):
Coloplast A/S Class B	9,117	1,201
Novo Nordisk A/S Class B	26,759	4,250
		5,451
Materials (0.2%):
Novozymes A/S Class B	15,639	801
		8,414
Finland (0.8%):

Health Care (0.2%):
Orion Oyj Class B	25,683	1,148

Industrials (0.6%):
Kone Oyj Class B	53,377	2,783
		3,931

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
France (1.9%):

Communication Services (0.0%):(b)
Publicis Groupe SA	1,724	$135

Consumer Discretionary (0.9%):
Hermes International	852	1,725
La Francaise des Jeux SAEM (c)	17,658	736
LVMH Moet Hennessy Louis Vuitton SE	2,110	1,937
		4,398
Consumer Staples (0.7%):
L'Oreal SA	7,301	3,262

Energy (0.0%):(b)
TotalEnergies SE	3,665	216

Financials (0.1%):
Wendel Se	2,283	241

Health Care (0.1%):
Ipsen SA	4,128	455

Industrials (0.1%):
Cie de Saint-Gobain	3,641	207
Schneider Electric SE	1,048	175
Thales SA	1,058	156
		538
Information Technology (0.0%):(b)
Capgemini SE	1,290	240

Utilities (0.0%):(b)
Veolia Environnement SA	4,542	140
		9,625
Germany (0.6%):

Consumer Discretionary (0.0%):(b)
Mercedes-Benz Group AG	3,290	253

Industrials (0.6%):
Deutsche Post AG Registered Shares	61,250	2,869

Utilities (0.0%):(b)
RWE AG	2,122	91
		3,213
Hong Kong (0.9%):

Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd.	524,000	293
Chow Tai Fook Jewellery Group Ltd.	677,000	1,345
		1,638
Consumer Staples (0.0%):(b)
WH Group Ltd. (c)	278,000	166

Financials (0.0%):(b)
Futu Holdings Ltd., ADR (a)(d)	1,910	99

Industrials (0.2%):
Orient Overseas International Ltd.	53,000	1,017

Information Technology (0.4%):
Kingboard Laminates Holdings Ltd.	130,500	136
Lenovo Group Ltd.	1,462,000	1,584
		1,720
		4,640
India (1.1%):

Financials (0.5%):
ICICI Bank Ltd.	210,282	2,247

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SBI Life Insurance Co. Ltd. (c)	29,704	$399
		2,646
Industrials (0.0%):(b)
Bharat Electronics Ltd.	55,034	65

Information Technology (0.6%):
HCL Technologies Ltd.	16,887	224
Infosys Ltd.	93,989	1,644
Tata Consultancy Services Ltd.	25,103	984
		2,852
		5,563
Indonesia (0.9%):

Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk	5,072,200	1,378

Consumer Staples (0.0%):(b)
PT Unilever Indonesia Tbk	644,800	187

Energy (0.1%):
PT Adaro Energy Indonesia Tbk	1,995,700	387

Financials (0.5%):
PT Bank Central Asia Tbk	4,205,500	2,461
		4,413
Ireland (0.5%):

Information Technology (0.5%):
Accenture PLC Class A	8,083	2,310

Israel (0.7%):

Communication Services (0.2%):
Bezeq The Israeli Telecommunication Corp. Ltd.	471,128	642

Health Care (0.0%):(b)
Teva Pharmaceutical Industries Ltd., ADR (a)	8,198	73

Information Technology (0.5%):
Check Point Software Technologies Ltd. (a)	19,978	2,597
		3,312
Japan (4.7%):

Communication Services (1.6%):
CyberAgent, Inc.	145,500	1,233
Kakaku.com, Inc.	10,800	148
KDDI Corp.	101,400	3,128
Nintendo Co. Ltd.	22,500	874
Nippon Telegraph & Telephone Corp.	8,100	242
SoftBank Corp.	214,100	2,472
		8,097
Consumer Discretionary (0.8%):
Fast Retailing Co. Ltd.	5,700	1,248
Honda Motor Co. Ltd.	12,100	320
Sony Group Corp.	800	73
Yamaha Motor Co. Ltd.	8,300	217
ZOZO, Inc.	90,800	2,077
		3,935
Financials (0.6%):
Tokio Marine Holdings, Inc.	152,900	2,943

Health Care (0.7%):
Astellas Pharma, Inc.	136,827	1,944

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hoya Corp.	13,700	$1,514
		3,458
Industrials (0.5%):
Hitachi Ltd.	4,573	251
ITOCHU Corp. (d)	12,622	411
Recruit Holdings Co. Ltd.	50,800	1,398
Taisei Corp.	9,400	291
		2,351
Information Technology (0.5%):
Fujitsu Ltd.	1,100	149
Nomura Research Institute Ltd.	23,400	547
Oracle Corp.	12,300	889
TIS, Inc.	21,900	579
Tokyo Electron Ltd.	600	73
		2,237
Materials (0.0%):(b)
Nissan Chemical Corp.	3,700	168
		23,189
Mexico (0.9%):

Communication Services (0.6%):
America Movil SAB de CV Class B (a)	2,719,797	2,857

Consumer Staples (0.3%):
Wal-Mart de Mexico SAB de CV	371,618	1,486

Financials (0.0%):(b)
Grupo Financiero Banorte SAB de CV Class O	16,246	137
		4,480
Netherlands (1.8%):

Communication Services (0.2%):
Koninklijke KPN NV	239,868	848

Consumer Staples (0.6%):
Koninklijke Ahold Delhaize NV	85,605	2,924

Industrials (0.6%):
Wolters Kluwer NV	23,663	2,987

Information Technology (0.4%):
ASML Holding NV	3,219	2,193
		8,952
New Zealand (0.1%):

Communication Services (0.1%):
Spark New Zealand Ltd.	97,104	307

Norway (0.5%):

Energy (0.5%):
Equinor ASA	77,501	2,204

Materials (0.0%):(b)
Norsk Hydro ASA	21,113	158
		2,362
Russian Federation (0.0%):(b)

Communication Services (0.0%):
Mobile TeleSystems PJSC (a)(e)(f)	480,728	15

Consumer Staples (0.0%):
X5 Retail Group NV, GDR (a)(e)(f)	18,705	2

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (0.0%):
LUKOIL PJSC (a)(e)(f)	34,009	$5
Tatneft PJSC (a)(e)(f)	90,761	4
		9
Financials (0.0%):
Sberbank of Russia PJSC (a)(e)(f)	409,312	1

Materials (0.0%):
MMC Norilsk Nickel PJSC (a)(e)(f)	5,249	14
		41
Singapore (0.1%):

Financials (0.1%):
Singapore Exchange Ltd.	88,400	626

South Africa (1.1%):

Communication Services (0.4%):
MTN Group Ltd. (a)	98,821	708
MultiChoice Group	157,374	1,094
		1,802
Financials (0.4%):
Capitec Bank Holdings Ltd.	18,418	1,748
FirstRand Ltd.	48,643	165
Standard Bank Group Ltd.	17,591	171
		2,084
Materials (0.3%):
Anglo American Platinum Ltd.	10,378	557
Kumba Iron Ore Ltd.	23,425	593
Sibanye Stillwater Ltd. (d)	160,145	331
		1,481
		5,367
South Korea (0.4%):

Consumer Discretionary (0.3%):
F&F Co. Ltd.	10,578	1,138
Kia Corp.	2,268	142
		1,280
Financials (0.0%):(b)
KB Financial Group, Inc.	2,140	78
Shinhan Financial Group Co. Ltd.	5,096	138
		216
Information Technology (0.1%):
LG Innotek Co. Ltd.	482	101
Samsung Electronics Co. Ltd.	7,438	368
		469
		1,965
Spain (1.1%):

Communication Services (0.0%):(b)
Telefonica SA	45,392	195

Consumer Discretionary (0.5%):
Industria de Diseno Textil SA	78,615	2,641

Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA (d)	382,612	2,735
		5,571

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sweden (0.4%):

Consumer Discretionary (0.1%):
H & M Hennes & Mauritz AB Class B (d)	53,798	$770

Industrials (0.1%):
Atlas Copco AB Class A	17,077	216
Volvo AB Class B (d)	9,051	187
		403
Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson Class B	164,278	963
		2,136

Switzerland (4.1%):

Communication Services (0.1%):
Swisscom AG Registered Shares	486	310

Consumer Staples (1.0%):
Nestle SA Registered Shares	40,472	4,936

Financials (0.0%):(b)
Partners Group Holding AG	301	284

Health Care (1.7%):
Novartis AG Registered Shares	50,031	4,595
Roche Holding AG	13,731	3,925
		8,520
Industrials (1.2%):
Geberit AG Registered Shares	4,594	2,566
Kuehne + Nagel International AG Class R (d)	4,124	1,229
SGS SA Registered Shares	1,077	2,376
		6,171
Information Technology (0.1%):
STMicroelectronics NV	5,919	315
		20,536
Taiwan (2.6%):

Consumer Discretionary (0.1%):
Feng TAY Enterprise Co. Ltd.	47,000	299
Nien Made Enterprise Co. Ltd.	16,000	172
		471
Consumer Staples (0.2%):
Uni-President Enterprises Corp.	491,730	1,163

Financials (0.0%):(b)
CTBC Financial Holding Co. Ltd.	263,000	189

Industrials (0.1%):
Voltronic Power Technology Corp.	7,000	399

Information Technology (2.2%):
Accton Technology Corp.	24,000	252
Delta Electronics, Inc.	108,000	1,072
eMemory Technology, Inc.	17,000	1,047
Novatek Microelectronics Corp.	72,000	1,023
Realtek Semiconductor Corp.	131,000	1,672
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	403
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,897	5,200
		10,669
		12,891
United Kingdom (2.8%):

Consumer Discretionary (0.3%):
Burberry Group PLC	9,799	314
JD Sports Fashion PLC	65,499	144
Next PLC	11,665	948

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Persimmon PLC	6,801	$105
		1,511
Consumer Staples (0.8%):
Imperial Brands PLC	79,108	1,819
Unilever PLC	44,129	2,286
		4,105
Energy (0.1%):
Shell PLC	12,349	352

Health Care (0.5%):
AstraZeneca PLC	900	125
GSK PLC	134,043	2,368
		2,493
Industrials (0.7%):
Intertek Group PLC	11,935	598
RELX PLC	91,967	2,978
		3,576
Materials (0.4%):
Anglo American PLC	3,649	121
Rio Tinto PLC	26,529	1,801
		1,922
		13,959
United States (60.2%):

Communication Services (4.9%):
Alphabet, Inc. Class C (a)	108,071	11,240
AT&T, Inc.	11,499	221
Charter Communications, Inc. Class A (a)	2,081	744
Comcast Corp. Class A	7,896	299
Electronic Arts, Inc.	1,202	145
Match Group, Inc. (a)	19,854	762
Meta Platforms, Inc. Class A (a)	27,990	5,932
Omnicom Group, Inc.	16,620	1,568
Sirius XM Holdings, Inc. (d)	585,555	2,325
The Interpublic Group of Cos., Inc.	29,586	1,102
Verizon Communications, Inc.	5,945	231
		24,569
Consumer Discretionary (5.5%):
AutoZone, Inc. (a)	489	1,202
Bath & Body Works, Inc.	2,695	99
Best Buy Co., Inc.	15,058	1,179
Booking Holdings, Inc. (a)	466	1,236
Chipotle Mexican Grill, Inc. (a)	472	806
Domino's Pizza, Inc.	5,843	1,927
eBay, Inc.	55,518	2,463
Etsy, Inc. (a)	4,059	452
Lennar Corp. Class A	1,673	176
Lowe's Cos., Inc.	1,790	358
NVR, Inc. (a)	47	262
O'Reilly Automotive, Inc. (a)	1,818	1,543
Starbucks Corp.	14,209	1,480
Target Corp.	13,655	2,262
Tesla, Inc. (a)	14,145	2,934
The Home Depot, Inc.	6,483	1,913
Tractor Supply Co.	635	149
Ulta Beauty, Inc. (a)	2,362	1,289
Yum! Brands, Inc.	41,775	5,518
		27,248
Consumer Staples (6.4%):
Altria Group, Inc.	116,323	5,190

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	66,941	$5,031
Costco Wholesale Corp.	2,461	1,223
General Mills, Inc.	3,401	291
Kimberly-Clark Corp.	13,131	1,763
Philip Morris International, Inc.	65,680	6,387
The Hershey Co.	12,386	3,151
The Kroger Co.	39,931	1,971
The Procter & Gamble Co.	36,980	5,499
Walmart, Inc.	8,818	1,300
		31,806
Energy (2.2%):
ConocoPhillips	3,169	315
Devon Energy Corp.	20,869	1,056
EOG Resources, Inc.	37,261	4,271
Exxon Mobil Corp.	9,712	1,065
Pioneer Natural Resources Co.	13,673	2,793
Targa Resources Corp.	17,002	1,240
Valero Energy Corp.	1,132	158
		10,898
Financials (5.1%):
Aflac, Inc.	4,033	260
American Express Co.	820	135
Ameriprise Financial, Inc.	1,065	326
Aon PLC Class A	5,585	1,761
Discover Financial Services	27,076	2,676
Erie Indemnity Co. Class A	4,554	1,055
FactSet Research Systems, Inc.	4,092	1,699
JPMorgan Chase & Co.	3,112	406
LPL Financial Holdings, Inc.	1,036	210
MarketAxess Holdings, Inc.	3,274	1,281
MSCI, Inc.	4,025	2,253
Raymond James Financial, Inc.	2,158	201
Regions Financial Corp.	8,604	160
SEI Investments Co.	86,733	4,991
Synchrony Financial	21,350	621
T Rowe Price Group, Inc.	26,688	3,013
The Progressive Corp.	32,207	4,608
		25,656
Health Care (10.4%):
AbbVie, Inc.	19,480	3,104
AmerisourceBergen Corp.	1,568	251
Amgen, Inc.	18,129	4,383
Biogen, Inc. (a)	2,354	654
Cardinal Health, Inc.	6,883	520
CVS Health Corp.	2,769	206
Edwards Lifesciences Corp. (a)	7,047	583
Elevance Health, Inc.	663	305
Eli Lilly & Co.	12,457	4,278
Gilead Sciences, Inc.	16,028	1,330
HCA Healthcare, Inc.	3,440	907
Hologic, Inc. (a)	20,002	1,614
Humana, Inc.	299	145
IDEXX Laboratories, Inc. (a)	3,339	1,670
Johnson & Johnson	50,791	7,872
McKesson Corp.	5,291	1,884
Merck & Co., Inc.	41,910	4,459
Mettler-Toledo International, Inc. (a)	1,040	1,591
Moderna, Inc. (a)	4,725	726
Molina Healthcare, Inc. (a)	4,256	1,138

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pfizer, Inc.	9,316	$380
Quest Diagnostics, Inc.	1,335	189
Regeneron Pharmaceuticals, Inc. (a)	921	757
The Cigna Group	862	220
UnitedHealth Group, Inc.	12,606	5,957
Veeva Systems, Inc. Class A (a)	15,935	2,929
Vertex Pharmaceuticals, Inc. (a)	472	149
Waters Corp. (a)	5,258	1,628
Zoetis, Inc.	13,619	2,267
		52,096
Industrials (7.3%):
3M Co.	31,557	3,317
Booz Allen Hamilton Holding Corp.	13,818	1,281
Cintas Corp.	5,789	2,678
Cummins, Inc.	525	125
Dover Corp.	928	141
Expeditors International of Washington, Inc.	6,143	677
Fastenal Co.	46,882	2,529
Illinois Tool Works, Inc.	13,625	3,317
Leidos Holdings, Inc.	1,221	112
Lockheed Martin Corp.	16,669	7,880
Masco Corp.	2,534	126
Old Dominion Freight Line, Inc.	9,592	3,269
Otis Worldwide Corp.	34,727	2,931
Owens Corning	1,353	130
Rockwell Automation, Inc.	6,266	1,839
Union Pacific Corp.	7,195	1,448
United Parcel Service, Inc. Class B	14,956	2,901
United Rentals, Inc.	450	178
WW Grainger, Inc.	1,938	1,335
		36,214
Information Technology (16.9%):
Adobe, Inc. (a)	9,006	3,471
Apple, Inc.	138,647	22,863
Applied Materials, Inc.	2,454	301
Autodesk, Inc. (a)	9,047	1,883
Automatic Data Processing, Inc.	1,290	287
Broadcom, Inc.	997	640
Cadence Design Systems, Inc. (a)	17,163	3,606
CDW Corp.	3,859	752
Cisco Systems, Inc.	62,422	3,263
Enphase Energy, Inc. (a)	821	173
Fair Isaac Corp. (a)	2,382	1,674
FleetCor Technologies, Inc. (a)	879	185
Fortinet, Inc. (a)	27,705	1,841
Gartner, Inc. (a)	562	183
HP, Inc.	28,235	829
International Business Machines Corp.	2,629	345
Jack Henry & Associates, Inc.	897	135
Keysight Technologies, Inc. (a)	861	139
KLA Corp.	2,085	832
Lam Research Corp.	1,053	558
Mastercard, Inc. Class A	8,217	2,986
Microchip Technology, Inc.	1,703	143
Microsoft Corp.	61,142	17,627
Motorola Solutions, Inc.	978	280
NetApp, Inc.	11,087	708
ON Semiconductor Corp. (a)	1,722	142
Parade Technologies Ltd.	31,000	1,073

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund (Also Known as Victory Global Managed Volatility Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Paychex, Inc.	11,171	$1,280
Qorvo, Inc. (a)	9,117	926
QUALCOMM, Inc.	17,054	2,176
Synopsys, Inc. (a)	522	202
TE Connectivity Ltd.	1,052	138
Teradyne, Inc.	11,498	1,236
Texas Instruments, Inc.	24,826	4,618
The Western Union Co.	119,583	1,333
VeriSign, Inc. (a)	9,970	2,107
Visa, Inc. Class A	8,705	1,963
Zebra Technologies Corp. (a)	4,322	1,374
		84,272
Materials (1.1%):
CF Industries Holdings, Inc.	8,269	599
Dow, Inc.	13,436	737
LyondellBasell Industries NV Class A	2,151	202
Nucor Corp.	6,186	955
Steel Dynamics, Inc.	1,155	131
The Sherwin-Williams Co.	12,035	2,705
		5,329
Real Estate (0.3%):
American Tower Corp.	2,695	551
Crown Castle, Inc.	1,395	187
Equinix, Inc.	317	228
Prologis, Inc.	4,193	523
		1,489
Utilities (0.1%):
Evergy, Inc.	2,544	156
FirstEnergy Corp.	2,931	117
The AES Corp.	8,187	197
Vistra Corp.	7,003	168
		638
		300,215
Total Common Stocks (Cost $463,876)		493,650

Collateral for Securities Loaned (1.6%)^
United States (1.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (g)	1,890,560	1,891
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (g)	1,890,560	1,890
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (g)	1,890,560	1,891
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (g)	1,890,560	1,891
Total Collateral for Securities Loaned (Cost $7,563)		7,563

Total Investments (Cost $471,439) — 100.6%		501,213
Liabilities in excess of other assets — (0.6)%		(2,926)
NET ASSETS - 100.00%		$498,287

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $3,474 thousands and amounted to 0.7% of net assets.

(d)	All or a portion of this security is on loan.
(e)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at March 31, 2023.(amount in thousand):

Security Name	Acquisition Date	Cost
LUKOIL PJSC	4/22/2020	$2,312
MMC Norilsk Nickel PJSC	9/30/2019	1,604
Mobile TeleSystems PJSC	11/11/2021	2,034
Sberbank of Russia PJSC	4/22/2020	1,393
Tatneft PJSC	12/21/2020	608
X5 Retail Group NV, GDR	11/11/2021	637

(f)	Security was fair valued using significant unobservable inputs as of March 31, 2023.
(g)	Rate disclosed is the daily yield on March 31, 2023.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Nasdaq-100 Index Fund (Also Known as Victory Nasdaq-100 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.4%)
Communication Services (16.2%):
Activision Blizzard, Inc.	259,166	$22,182
Alphabet, Inc. Class A (a)	1,546,311	160,399
Alphabet, Inc. Class C (a)	1,520,190	158,100
Charter Communications, Inc. Class A (a)	50,444	18,039
Comcast Corp. Class A	1,390,088	52,698
Electronic Arts, Inc.	90,619	10,915
Meta Platforms, Inc. Class A (a)	735,510	155,884
Netflix, Inc. (a)	147,166	50,843
Sirius XM Holdings, Inc. (b)	1,285,628	5,104
T-Mobile U.S., Inc. (a)	402,949	58,363
Warner Bros Discovery, Inc. (a)	803,011	12,126
		704,653
Communications Equipment (1.6%):
Cisco Systems, Inc.	1,353,477	70,753

Consumer Discretionary (15.1%):
Airbnb, Inc. Class A (a)	135,132	16,811
Amazon.com, Inc. (a)	2,610,217	269,609
Booking Holdings, Inc. (a)	12,441	32,999
Dollar Tree, Inc. (a)	73,091	10,492
eBay, Inc.	177,414	7,872
JD.com, Inc., ADR	152,313	6,685
Lucid Group, Inc. (a)(b)	604,878	4,863
Lululemon Athletica, Inc. (a)	40,447	14,730
Marriott International, Inc. Class A	101,820	16,906
MercadoLibre, Inc. (a)	16,608	21,890
O'Reilly Automotive, Inc. (a)	20,433	17,347
PDD Holdings, Inc., ADR (a)	196,672	14,927
Rivian Automotive, Inc. Class A (a)(b)	303,774	4,703
Ross Stores, Inc.	113,798	12,077
Starbucks Corp.	379,790	39,548
Tesla, Inc. (a)	805,971	167,207
		658,666
Consumer Staples (5.7%):
Costco Wholesale Corp.	146,632	72,857
Keurig Dr Pepper, Inc.	464,765	16,397
Mondelez International, Inc. Class A	450,509	31,409
Monster Beverage Corp. (a)	344,824	18,624
PepsiCo, Inc.	455,117	82,968
The Kraft Heinz Co.	404,806	15,654
Walgreens Boots Alliance, Inc.	285,017	9,856
		247,765
Energy (0.4%):
Baker Hughes Co.	334,160	9,644
Diamondback Energy, Inc.	60,668	8,200
		17,844
Health Care (6.2%):
Align Technology, Inc. (a)	25,316	8,459
Amgen, Inc.	176,454	42,658
AstraZeneca PLC, ADR	199,220	13,828
Biogen, Inc. (a)	47,746	13,275
Dexcom, Inc. (a)	127,692	14,835

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund (Also Known as Victory Nasdaq-100 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Gilead Sciences, Inc.	412,110	$34,193
IDEXX Laboratories, Inc. (a)	27,396	13,700
Illumina, Inc. (a)	52,212	12,142
Intuitive Surgical, Inc. (a)	115,787	29,580
Moderna, Inc. (a)	127,667	19,607
Regeneron Pharmaceuticals, Inc. (a)	35,526	29,191
Seagen, Inc. (a)	61,725	12,498
Vertex Pharmaceuticals, Inc. (a)	84,957	26,767
		270,733
Industrials (3.3%):
Cintas Corp.	33,581	15,537
Copart, Inc. (a)	157,491	11,845
CoStar Group, Inc. (a)	134,419	9,255
CSX Corp.	681,594	20,407
Fastenal Co.	188,676	10,177
Honeywell International, Inc.	220,789	42,197
Old Dominion Freight Line, Inc.	36,359	12,393
PACCAR, Inc.	172,666	12,639
Verisk Analytics, Inc.	51,120	9,808
		144,258
IT Services (2.4%):
Automatic Data Processing, Inc.	136,924	30,483
Cognizant Technology Solutions Corp. Class A	168,298	10,255
Fiserv, Inc. (a)	207,566	23,461
Paychex, Inc.	119,117	13,650
PayPal Holdings, Inc. (a)	373,866	28,391
		106,240
Semiconductors & Semiconductor Equipment (16.8%):
Advanced Micro Devices, Inc. (a)	532,488	52,189
Analog Devices, Inc.	167,161	32,968
Applied Materials, Inc.	279,272	34,303
ASML Holding NV, NYS	29,034	19,764
Broadcom, Inc.	137,774	88,388
Enphase Energy, Inc. (a)	45,106	9,485
GLOBALFOUNDRIES, Inc. (a)(b)	180,121	13,001
Intel Corp.	1,367,084	44,663
KLA Corp.	45,761	18,266
Lam Research Corp.	44,590	23,638
Marvell Technology, Inc.	281,943	12,208
Microchip Technology, Inc.	181,021	15,166
Micron Technology, Inc.	360,583	21,758
NVIDIA Corp.	816,219	226,721
NXP Semiconductors NV	85,632	15,968
QUALCOMM, Inc.	368,455	47,007
Texas Instruments, Inc.	299,458	55,702
		731,195
Software (18.2%):
Adobe, Inc. (a)	151,281	58,299
ANSYS, Inc. (a)	28,778	9,577
Atlassian Corp. Class A (a)	49,604	8,491
Autodesk, Inc. (a)	71,301	14,842
Cadence Design Systems, Inc. (a)	90,194	18,949
Crowdstrike Holdings, Inc. Class A (a)	72,132	9,901
Datadog, Inc. Class A (a)	97,171	7,060
Fortinet, Inc. (a)	259,097	17,220

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund (Also Known as Victory Nasdaq-100 Index Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Intuit, Inc.	92,707	$41,331
Microsoft Corp.	1,888,230	544,377
Palo Alto Networks, Inc. (a)	99,998	19,974
Synopsys, Inc. (a)	50,329	19,440
Workday, Inc. Class A (a)	67,412	13,923
Zoom Video Communications, Inc. Class A (a)	81,176	5,994
Zscaler, Inc. (a)	47,655	5,567
		794,945
Technology Hardware, Storage & Peripherals (12.3%):
Apple, Inc.	3,241,510	534,525

Utilities (1.2%):
American Electric Power Co., Inc.	169,987	15,467
Constellation Energy Corp.	108,101	8,486
Exelon Corp.	328,512	13,761
Xcel Energy, Inc.	181,699	12,254
		49,968
Total Common Stocks (Cost $1,959,767)		4,331,545

Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund Institutional Shares, 4.72% (c)	6,262,362	6,262
HSBC U.S. Government Money Market Fund I Shares, 4.70% (c)	6,262,362	6,263
Invesco Government & Agency Portfolio Institutional Shares, 4.73% (c)	6,262,362	6,262
Morgan Stanley Institutional Liquidity Government Portfolio Institutional Shares, 4.75% (c)	6,262,362	6,262
Total Collateral for Securities Loaned (Cost $25,049)		25,049
Total Investments (Cost $1,984,816) — 100.0%		4,356,594
Other assets in excess of liabilities — 0.0%(d)		1,371
NET ASSETS - 100.00%		$4,357,965

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.
(d)	Amount represents less than 0.05% of net assets.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Futures	84	6/16/23	$20,554,387	$22,346,940	$1,792,553

	Total unrealized appreciation				$1,792,553
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$1,792,553

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement Income Fund (Also Known as Victory Target Retirement Income Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares		Value
Affiliated Exchange-Traded Funds (19.9%)
VictoryShares Corporate Bond ETF *	1,899,203		$39,620
VictoryShares Emerging Markets Value Momentum ETF	256,416		10,590
VictoryShares International Value Momentum ETF	440,876		18,962
VictoryShares International Volatility Wtd ETF (a)	154,761		6,149
VictoryShares NASDAQ Next 50 ETF	149,092		3,827
VictoryShares Short-Term Bond ETF *	443,598		21,758
VictoryShares US Multi-Factor Minimum Volatility ETF	141,668		5,483
VictoryShares US Small Mid Cap Value Momentum ETF	86,772		5,530
VictoryShares US Value Momentum ETF	189,914		11,955
VictoryShares Westend U.S. Sector ETF	302,776		8,681
Total Affiliated Exchange-Traded Funds (Cost $133,638)			132,555

Affiliated Mutual Funds (79.7%)
Victory 500 Index Fund Reward Shares *	345,835		18,153
Victory Global Managed Volatility Fund Institutional Shares *	4,352,911		39,742
Victory Government Securities Fund Institutional Shares *	17,073,399		152,466
Victory Growth Fund Institutional Shares *	271,025		7,388
Victory High Income Fund Institutional Shares *	5,327,891		35,590
Victory Income Fund Institutional Shares *	—	(b)	—	(c)
Victory Income Stock Fund Institutional Shares *	235,136		4,042
Victory Integrity Mid-Cap Value Fund Class R6	317,024		6,965
Victory Core Plus Intermediate Bond Fund Institutional Shares *	4,210,662		38,780
Victory Market Neutral Income Fund, Class I	3,871,794		32,949
Victory Nasdaq-100 Index Fund R6 Shares *	64,053		2,162
Victory Precious Metals and Minerals Fund Institutional Shares *	140,247		2,613
Victory RS International Fund Class R6	2,158,292		23,008
Victory Short-Term Bond Fund Institutional Shares *	12,044,660		105,150
Victory Small Cap Stock Fund Institutional Shares *	712,259		8,554
Victory Sophus Emerging Markets Fund, Class R6	243,826		4,469
Victory Target Managed Allocation Fund *	3,846,587		33,542
Victory Trivalent International Core Equity Fund Class R6	2,076,740		14,911
Total Affiliated Mutual Funds (Cost $544,711)			530,484

Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (d)	109,350		109
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (d)	109,350		110
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (d)	109,350		109
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (d)	109,350		109
Total Collateral for Securities Loaned (Cost $437)			437
Total Investments (Cost $678,786) — 99.7%			663,476
Other assets in excess of liabilities — 0.3%			1,962
NET ASSETS - 100.00%			$665,438

At March 31, 2023, the Fund's investments in foreign securities were 11.7% of net assets.

*	Effective April 24, 2023, the name of the Fund changed to the current displayed name. See vcm.com for more information.
^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rounds to less than 1.
(c)	Rounds to less than $1 thousand.
(d)	Rate disclosed is the daily yield on March 31, 2023.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments — Continued
USAA Target Retirement Income Fund (Also Known as Victory Target Retirement Income Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	12/31/2022	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2023	Income
Victory 500 Index Fund, Reward Shares	$16,851	$56	$-	$-	$-	$1,246	$18,153	$56
Victory NASDAQ-100 Index Fund, Class R6	937	1,001	-	-	-	225	2,163	-
Victory Global Managed Volatility Fund, Institutional Shares	39,051	-	(1,980)	(420)	-	3,091	39,742	-
Victory Government Securities Fund, Institutional Shares	151,983	686	(2,996)	(299)	-	3,092	152,466	1,049
Victory Growth Fund, Institutional Shares	7,092	-	(1,026)	368	-	954	7,388	-
Victory High Income Fund, Institutional Shares	34,487	631	-	-	-	472	35,590	631
Victory Income Stock Fund, Institutional Shares	4,056	23	-	-	-	(37)	4,042	23
Victory Intermediate-Term Bond Fund, Institutional Shares	35,597	2,240	-	-	-	943	38,780	375
Victory Precious Metals and Minerals Fund, Institutional Shares	2,336	-	-	-	-	276	2,612	-
Victory Short-Term Bond Fund, Institutional Shares	108,827	573	(4,497)	(254)	-	501	105,150	877
Victory Small Cap Stock Fund, Institutional Shares	8,234	-	-	-	-	320	8,554	-
Victory Target Managed Allocation Fund	32,504	-	-	-	-	1,038	33,542	-
Victory Integrity Mid-Cap Value Fund, Class R6	6,810	-	-	-	-	155	6,965	-
Victory Market Neutral Income Fund, Class I	32,000	295	-	-	-	654	32,949	295
Victory RS International Fund, Class R6	22,323	-	(998)	18	-	1,665	23,008	-
Victory Sophus Emerging Markets Fund, Class R6	4,242	-	-	-	-	227	4,469	-
Victory Trivalent International Fund - Core Equity, Class R6	15,436	-	(1,808)	(279)	-	1,562	14,911	-
VictoryShares ESG Corporate Bond ETF	38,297	-	-	-	-	1,323	39,620	220
VictoryShares WestEnd U.S. Sector ETF	8,051	-	-	-	-	630	8,681	18
VictoryShares International Volatility Wtd ETF	6,645	-	(993)	34	-	463	6,149	29
VictoryShares Nasdaq Next 50 ETF	3,583	-	-	-	-	244	3,827	3
VictoryShares US Multi-Factor Minimum Volatility ETF	5,406	-	-	-	-	77	5,483	22
VictoryShares Victory Core Short-Term Bond ETF	21,576	-	-	-	-	182	21,758	146
VictoryShares Emerging Markets Value Momentum ETF	11,506	-	(1,302)	(98)	-	484	10,590	11
VictoryShares International Value Momentum ETF	18,266	-	-	-	-	696	18,962	128
VictoryShares US Small Mid Cap Value Momentum ETF	5,467	-	-	-	-	63	5,530	29
VictoryShares US Value Momentum ETF	12,014	-	-	-	-	(59)	11,955	39
	$653,577	$5,505	$(15,600)	$(930)	$-	$20,487	$663,039	$3,951

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2030 Fund (Also Known as Victory Target Retirement 2030 Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares		Value
Affiliated Exchange-Traded Funds (24.9%)
VictoryShares Corporate Bond ETF *	1,767,524		$36,873
VictoryShares Emerging Markets Value Momentum ETF	609,025		25,153
VictoryShares International Value Momentum ETF	1,160,604		49,918
VictoryShares International Volatility Wtd ETF	443,850		17,634
VictoryShares NASDAQ Next 50 ETF	696,279		17,874
VictoryShares Short-Term Bond ETF *(a)	834,703		40,942
VictoryShares US Multi-Factor Minimum Volatility ETF	264,132		10,222
VictoryShares US Small Mid Cap Value Momentum ETF	309,422		19,719
VictoryShares US Value Momentum ETF	621,309		39,111
VictoryShares Westend U.S. Sector ETF	1,154,053		33,087
Total Affiliated Exchange-Traded Funds (Cost $283,588)			290,533

Affiliated Mutual Funds (74.9%)
Victory 500 Index Fund Reward Shares *	1,230,179		64,572
Victory Global Managed Volatility Fund Institutional Shares *	12,840,845		117,237
Victory Government Securities Fund Institutional Shares *	20,714,957		184,985
Victory Growth Fund Institutional Shares *	878,075		23,936
Victory High Income Fund Institutional Shares *	6,819,006		45,551
Victory Income Fund Institutional Shares *	—	(b)	—	(c)
Victory Income Stock Fund Institutional Shares *	846,340		14,549
Victory Integrity Mid-Cap Value Fund Class R6	1,214,125		26,674
Victory Core Plus Intermediate Bond Fund Institutional Shares *	6,556,282		60,383
Victory Market Neutral Income Fund, Class I	2,660,405		22,640
Victory Nasdaq-100 Index Fund R6 Shares *	524,971		17,718
Victory Precious Metals and Minerals Fund Institutional Shares *	255,335		4,757
Victory RS International Fund Class R6	4,971,320		52,994
Victory Short-Term Bond Fund Institutional Shares *	7,230,578		63,123
Victory Small Cap Stock Fund Institutional Shares *	1,925,695		23,128
Victory Sophus Emerging Markets Fund, Class R6	515,437		9,448
Victory Target Managed Allocation Fund *	11,982,361		104,486
Victory Trivalent International Core Equity Fund Class R6	5,601,676		40,220
Total Affiliated Mutual Funds (Cost $895,114)			876,401

Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (e)	48,750		49
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (e)	48,750		48
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (e)	48,750		49
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (e)	48,750		49
Total Collateral for Securities Loaned (Cost $195)			195
Total Investments (Cost $1,178,897) — 99.8%			1,167,129
Other assets in excess of liabilities — 0.2%			2,469
NET ASSETS - 100.00%			$1,169,598

At March 31, 2023, the Fund's investments in foreign securities were 16.7% of net assets.

*	Effective April 24, 2023, the name of the Fund changed to the current displayed name. See vcm.com for more information.
^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rounds to less than 1.
(c)	Rounds to less than $1 thousand.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on March 31, 2023.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments — Continued
USAA Target Retirement 2030 Fund (Also Known as Victory Target Retirement 2030 Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	12/31/2022	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2023	Income
Victory 500 Index Fund, Reward Shares	$61,872	$202	$(2,025)	$(451)	$-	$4,974	$64,572	$200
Victory Global Managed Volatility Fund, Institutional Shares	115,310	-	(5,960)	(1,264)	-	9,151	117,237	-
Victory Government Securities Fund, Institutional Shares	180,855	823	-	-	-	3,307	184,985	1,263
Victory Growth Fund, Institutional Shares	24,626	-	(5,086)	2,694	-	1,702	23,936	-
Victory High Income Fund, Institutional Shares	44,139	807	-	-	-	605	45,551	807
Victory Income Stock Fund, Institutional Shares	14,598	84	-	-	-	(133)	14,549	83
Victory Intermediate-Term Bond Fund, Institutional Shares	53,578	5,364	-	-	-	1,441	60,383	573
Victory Precious Metals and Minerals Fund, Institutional Shares	4,254	-	-	-	-	503	4,757	-
Victory Short-Term Bond Fund, Institutional Shares	58,702	4,315	-	-	-	106	63,123	495
Victory Small Cap Stock Fund, Institutional Shares	22,261	-	-	-	-	867	23,128	-
Victory Target Managed Allocation Fund	101,251	-	-	-	-	3,235	104,486	-
Victory Integrity Mid-Cap Value Fund, Class R6	26,079	-	-	-	-	595	26,674	-
Victory Market Neutral Income Fund, Class I	21,988	203	-	-	-	449	22,640	203
Victory RS International Fund, Class R6	53,502	-	(4,513)	22	-	3,983	52,994	-
Victory Sophus Emerging Markets Fund, Class R6	8,969	-	-	-	-	479	9,448	-
Victory Trivalent International Fund - Core Equity, Class R6	41,355	-	(4,516)	(385)	-	3,766	40,220	-
VictoryShares ESG Corporate Bond ETF	35,642	-	-	-	-	1,231	36,873	205
Victory NASDAQ-100 Index Fund, Class R6	5,846	10,000	-	-	-	1,872	17,718	-
VictoryShares International Volatility Wtd ETF	18,255	-	(1,986)	10	-	1,355	17,634	81
VictoryShares Nasdaq Next 50 ETF	16,732	-	-	-	-	1,142	17,874	13
VictoryShares WestEnd U.S. Sector ETF	30,688	1	-	-	-	2,398	33,087	69
VictoryShares US Multi-Factor Minimum Volatility ETF	10,079	-	-	-	-	143	10,222	41
VictoryShares Victory Core Short-Term Bond ETF	40,600	-	-	-	-	342	40,942	275
VictoryShares Emerging Markets Value Momentum ETF	26,212	-	(2,010)	(498)	-	1,449	25,153	25
VictoryShares International Value Momentum ETF	49,997	-	(2,000)	(486)	-	2,407	49,918	344
VictoryShares US Small Mid Cap Value Momentum ETF	21,666	-	(2,317)	89	-	281	19,719	110
VictoryShares US Value Momentum ETF	40,266	-	(998)	207	-	(364)	39,111	128
	$1,129,322	$21,799	$(31,411)	$(62)	$-	$47,286	$1,166,934	$4,915

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2040 Fund (Also Known as Victory Target Retirement 2040 Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.3%)
VictoryShares Corporate Bond ETF *	873,088	$18,214
VictoryShares Emerging Markets Value Momentum ETF	1,010,130	41,718
VictoryShares International Value Momentum ETF	1,808,903	77,801
VictoryShares International Volatility Wtd ETF	654,183	25,991
VictoryShares NASDAQ Next 50 ETF	1,164,047	29,881
VictoryShares Short-Term Bond ETF *	493,169	24,190
VictoryShares US Multi-Factor Minimum Volatility ETF	428,496	16,583
VictoryShares US Small Mid Cap Value Momentum ETF	453,628	28,910
VictoryShares US Value Momentum ETF	988,999	62,258
VictoryShares Westend U.S. Sector ETF	1,928,537	55,291
Total Affiliated Exchange-Traded Funds (Cost $365,807)		380,837

Affiliated Mutual Funds (72.5%)
Victory 500 Index Fund Reward Shares *	1,991,661	104,542
Victory Global Managed Volatility Fund Institutional Shares *	20,339,782	185,702
Victory Government Securities Fund Institutional Shares *	10,973,284	97,991
Victory Growth Fund Institutional Shares *	1,448,235	39,479
Victory High Income Fund Institutional Shares *	7,184,703	47,994
Victory Income Stock Fund Institutional Shares *	1,376,417	23,661
Victory Integrity Mid-Cap Value Fund Class R6	1,942,825	42,684
Victory Core Plus Intermediate Bond Fund Institutional Shares *	3,922,916	36,130
Victory Market Neutral Income Fund, Class I	1,644,153	13,992
Victory Nasdaq-100 Index Fund R6 Shares *	889,341	30,015
Victory Precious Metals and Minerals Fund Institutional Shares *	283,976	5,291
Victory RS International Fund Class R6	8,353,331	89,047
Victory Short-Term Bond Fund Institutional Shares *	2,828,099	24,689
Victory Small Cap Stock Fund Institutional Shares *	2,673,699	32,111
Victory Sophus Emerging Markets Fund, Class R6	732,649	13,429
Victory Target Managed Allocation Fund *	18,322,621	159,773
Victory Trivalent International Core Equity Fund Class R6	9,014,056	64,721
Total Affiliated Mutual Funds (Cost $1,017,451)		1,011,251

Total Investments (Cost $1,383,258) — 99.8%		1,392,088
Other assets in excess of liabilities — 0.2%		3,323
NET ASSETS - 100.00%		$1,395,411

At March 31, 2023, the Fund's investments in foreign securities were 22.4% of net assets.

*	Effective April 24, 2023, the name of the Fund changed to the current displayed name. See vcm.com for more information.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments — Continued
USAA Target Retirement 2040 Fund (Also Known as Victory Target Retirement 2040 Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	12/31/2022	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2023	Income
Victory 500 Index Fund, Reward Shares	$98,975	$324	$(2,025)	$(451)	$-	$7,719	$104,542	$324
Victory Global Managed Volatility Fund, Institutional Shares	177,465	-	(3,970)	(842)	-	13,049	185,702	-
Victory Government Securities Fund, Institutional Shares	93,849	2,432	-	-	-	1,710	97,991	666
Victory Growth Fund, Institutional Shares	40,311	-	(8,075)	4,539	-	2,704	39,479	-
Victory High Income Fund, Institutional Shares	46,506	851	-	-	-	637	47,994	851
Victory Income Stock Fund, Institutional Shares	23,741	135	-	-	-	(215)	23,661	135
Victory Intermediate-Term Bond Fund, Institutional Shares	33,006	2,218	-	-	-	906	36,130	343
Victory NASDAQ-100 Index Fund, Class R6	10,603	16,000		-	-	3,412	30,015	-
Victory Precious Metals and Minerals Fund, Institutional Shares	4,731	-	-	-	-	560	5,291	-
Victory Short-Term Bond Fund, Institutional Shares	21,543	3,119	-	-	-	27	24,689	189
Victory Small Cap Stock Fund, Institutional Shares	30,908	-	-	-	-	1,203	32,111	-
Victory Target Managed Allocation Fund	154,826	-	-	-	-	4,947	159,773	-
Victory Integrity Mid-Cap Value Fund, Class R6	41,732	-	-	-	-	952	42,684	-
Victory Market Neutral Income Fund, Class I	13,589	125	-	-	-	278	13,992	125
Victory RS International Fund, Class R6	86,520	-	(3,999)	(472)	-	6,998	89,047	-
Victory Sophus Emerging Markets Fund, Class R6	12,748	-	-	-	-	681	13,429	-
Victory Trivalent International Fund - Core Equity, Class R6	63,033	-	(3,506)	(515)	-	5,709	64,721	-
VictoryShares ESG Corporate Bond ETF	17,606	-	-	-	-	608	18,214	101
VictoryShares WestEnd U.S. Sector ETF	51,283	-	-	-	-	4,008	55,291	118
VictoryShares International Volatility Wtd ETF	26,030	-	(1,986)	-	-	1,947	25,991	117
VictoryShares Nasdaq Next 50 ETF	27,972	-	-	-	-	1,909	29,881	22
VictoryShares US Multi-Factor Minimum Volatility ETF	16,350	-	-	-	-	233	16,583	67
VictoryShares Victory Core Short-Term Bond ETF	23,988	-	-	-	-	202	24,190	162
VictoryShares Emerging Markets Value Momentum ETF	43,687	-	(3,512)	(1,006)	-	2,549	41,718	41
VictoryShares International Value Momentum ETF	74,945	-	-	-	-	2,856	77,801	524
VictoryShares US Small Mid Cap Value Momentum ETF	28,579	-	-	-	-	331	28,910	153
VictoryShares US Value Momentum ETF	63,526	-	(998)	207	-	(477)	62,258	203
	$1,328,052	$25,204	$(28,071)	$1,460	$-	$65,443	$1,392,088	$4,141

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2050 Fund (Also Known as Victory Target Retirement 2050 Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (28.7%)
VictoryShares Corporate Bond ETF *	513,750	$10,718
VictoryShares Emerging Markets Value Momentum ETF	746,226	30,819
VictoryShares International Value Momentum ETF	1,210,769	52,075
VictoryShares International Volatility Wtd ETF	442,741	17,590
VictoryShares NASDAQ Next 50 ETF	793,323	20,365
VictoryShares US Multi-Factor Minimum Volatility ETF	310,087	12,000
VictoryShares US Small Mid Cap Value Momentum ETF	279,194	17,793
VictoryShares US Value Momentum ETF	670,166	42,187
VictoryShares Westend U.S. Sector ETF	1,380,725	39,586
Total Affiliated Exchange-Traded Funds (Cost $231,830)		243,133

Affiliated Mutual Funds (71.0%)
Victory 500 Index Fund Reward Shares *	1,392,855	73,111
Victory Global Managed Volatility Fund Institutional Shares *	13,972,820	127,572
Victory Government Securities Fund Institutional Shares *	2,518,347	22,489
Victory Growth Fund Institutional Shares *	940,640	25,642
Victory High Income Fund Institutional Shares *	1,464,688	9,784
Victory Income Stock Fund Institutional Shares *	959,248	16,489
Victory Integrity Mid-Cap Value Fund Class R6	1,317,001	28,934
Victory Core Plus Intermediate Bond Fund Institutional Shares *	2,271,364	20,919
Victory Market Neutral Income Fund, Class I	772,438	6,573
Victory Nasdaq-100 Index Fund R6 Shares *	653,380	22,052
Victory Precious Metals and Minerals Fund Institutional Shares *	159,541	2,972
Victory RS International Fund Class R6	5,569,314	59,369
Victory Short-Term Bond Fund Institutional Shares *	94,237	823
Victory Small Cap Stock Fund Institutional Shares *	1,858,841	22,325
Victory Sophus Emerging Markets Fund, Class R6	611,293	11,205
Victory Target Managed Allocation Fund *	12,462,948	108,677
Victory Trivalent International Core Equity Fund Class R6	6,127,278	43,994
Total Affiliated Mutual Funds (Cost $606,811)		602,930

Total Investments (Cost $838,641) — 99.7%		846,063
Other assets in excess of liabilities — 0.3%		2,918
NET ASSETS - 100.00%		$848,981

At March 31, 2023, the Fund's investments in foreign securities were 25.3% of net assets.

*	Effective April 24, 2023, the name of the Fund changed to the current displayed name. See vcm.com for more information.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments — Continued
USAA Target Retirement 2050 Fund (Also Known as Victory Target Retirement 2050 Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	12/31/2022	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2023	Income
Victory 500 Index Fund, Reward Shares	$70,765	$229	$(3,030)	$(689)	$-	$5,836	$73,111	$230
Victory Global Managed Volatility Fund, Institutional Shares	122,143	-	(2,970)	(630)	-	9,029	127,572	-
Victory Government Securities Fund, Institutional Shares	21,987	98	-	-	-	404	22,489	153
Victory Growth Fund, Institutional Shares	25,061	-	(4,039)	2,253	-	2,367	25,642	-
Victory High Income Fund, Institutional Shares	9,481	173	-	-	-	130	9,784	173
Victory Income Stock Fund, Institutional Shares	16,546	94	-	-	-	(151)	16,489	94
Victory Intermediate-Term Bond Fund, Institutional Shares	14,339	6,118	-	-	-	462	20,919	191
Victory NASDAQ-100 Index Fund, Class R6	6,723	13,000	-	-	-	2,329	22,052	-
Victory Precious Metals and Minerals Fund, Institutional Shares	2,658	-	-	-	-	314	2,972	-
Victory Short-Term Bond Fund, Institutional Shares	2,792	8	(1,998)	(60)	-	81	823	10
Victory Small Cap Stock Fund, Institutional Shares	21,488	-	-	-	-	837	22,325	-
Victory Target Managed Allocation Fund	105,312	-	-	-	-	3,365	108,677	-
Victory Integrity Mid-Cap Value Fund, Class R6	28,289	-	-	-	-	645	28,934	-
Victory Market Neutral Income Fund, Class I	6,384	59	-	-	-	130	6,573	59
Victory RS International Fund, Class R6	57,560	-	(2,507)	(301)	-	4,617	59,369	-
Victory Sophus Emerging Markets Fund, Class R6	10,636	-	-	-	-	569	11,205	-
Victory Trivalent International Fund - Core Equity, Class R6	42,984	-	(2,509)	(461)	-	3,980	43,994	-
VictoryShares ESG Corporate Bond ETF	8,441	2,001	-	-	-	276	10,718	59
VictoryShares International Volatility Wtd ETF	17,290	-	(993)	(11)	-	1,304	17,590	78
VictoryShares Nasdaq Next 50 ETF	19,064	-	-	-	-	1,301	20,365	15
VictoryShares WestEnd U.S. Sector ETF	36,716	-	-	-	-	2,870	39,586	84
VictoryShares US Multi-Factor Minimum Volatility ETF	11,832	-	-	-	-	168	12,000	48
VictoryShares Emerging Markets Value Momentum ETF	29,767	-	-	-	-	1,052	30,819	29
VictoryShares International Value Momentum ETF	51,119	-	(1,000)	(253)	-	2,209	52,075	355
VictoryShares US Small Mid Cap Value Momentum ETF	17,590	-	-	-	-	203	17,793	94
VictoryShares US Value Momentum ETF	43,357	-	(998)	207	-	(379)	42,187	138
	$800,324	$21,780	$(20,044)	$55	$-	$43,948	$846,063	$1,810

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2060 Fund (Also Known as Victory Target Retirement 2060 Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (28.9%)
VictoryShares Corporate Bond ETF *	67,206	$1,402
VictoryShares Emerging Markets Value Momentum ETF	108,347	4,475
VictoryShares International Value Momentum ETF	177,196	7,621
VictoryShares International Volatility Wtd ETF	75,768	3,010
VictoryShares NASDAQ Next 50 ETF	112,009	2,875
VictoryShares US Multi-Factor Minimum Volatility ETF	43,625	1,688
VictoryShares US Small Mid Cap Value Momentum ETF	42,403	2,703
VictoryShares US Value Momentum ETF	96,343	6,065
VictoryShares Westend U.S. Sector ETF	207,979	5,963
Total Affiliated Exchange-Traded Funds (Cost $33,958)		35,802

Affiliated Mutual Funds (70.6%)
Victory 500 Index Fund Reward Shares *	203,777	10,696
Victory Global Managed Volatility Fund Institutional Shares *	2,061,566	18,822
Victory Government Securities Fund Institutional Shares *	507,335	4,530
Victory Growth Fund Institutional Shares *	145,901	3,977
Victory Income Stock Fund Institutional Shares *	132,745	2,282
Victory Integrity Mid-Cap Value Fund Class R6	191,841	4,215
Victory Core Plus Intermediate Bond Fund Institutional Shares *	343,803	3,166
Victory Nasdaq-100 Index Fund R6 Shares *	103,932	3,508
Victory Precious Metals and Minerals Fund Institutional Shares *	19,828	369
Victory RS International Fund Class R6	823,895	8,783
Victory Short-Term Bond Fund Institutional Shares *	119	1
Victory Small Cap Stock Fund Institutional Shares *	308,957	3,711
Victory Sophus Emerging Markets Fund, Class R6	88,932	1,630
Victory Target Managed Allocation Fund *	1,793,301	15,638
Victory Trivalent International Core Equity Fund Class R6	873,243	6,270
Total Affiliated Mutual Funds (Cost $91,160)		87,598

Total Investments (Cost $125,118) — 99.5%		123,400
Other assets in excess of liabilities — 0.5%		605
NET ASSETS - 100.00%		$124,005

At March 31, 2023, the Fund's investments in foreign securities were 25.6% of net assets.

*	Effective April 24, 2023, the name of the Fund changed to the current displayed name. See vcm.com for more information.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments — Continued
USAA Target Retirement 2060 Fund (Also Known as Victory Target Retirement 2060 Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	12/31/2022	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2023	Income
Victory 500 Index Fund, Reward Shares	$10,316	$32	$(405)	$(90)	$-	$843	$10,696	$33
Victory NASDAQ-100 Index Fund, Class R6	1,170	1,899	-	-	-	439	3,508	-
Victory Global Managed Volatility Fund, Institutional Shares	17,606	-	-	-	-	1,216	18,822	-
Victory Government Securities Fund, Institutional Shares	4,429	20	-	-	-	81	4,530	31
Victory Growth Fund, Institutional Shares	3,784	-	(513)	19	-	687	3,977	-
Victory Income Stock Fund, Institutional Shares	2,290	13	-	-	-	(21)	2,282	13
Victory Intermediate-Term Bond Fund, Institutional Shares	3,064	20	-	-	-	82	3,166	31
VictoryShares WestEnd U.S. Sector ETF	5,530	-	-	-	-	433	5,963	13
Victory Precious Metals and Minerals Fund, Institutional Shares	330	-	-	-	-	39	369	-
Victory Short-Term Bond Fund, Institutional Shares	1	-	-	-	-	- *	1	-
Victory Small Cap Stock Fund, Institutional Shares	3,211	361	-	-	-	139	3,711	-
Victory Target Managed Allocation Fund	15,153	1	-	-	-	484	15,638	-
Victory Integrity Mid-Cap Value Fund, Class R6	4,121	-	-	-	-	94	4,215	-
Victory RS International Fund, Class R6	8,634	-	(504)	(54)	-	707	8,783	-
Victory Sophus Emerging Markets Fund, Class R6	1,547	-	-	-	-	83	1,630	-
Victory Trivalent International Fund - Core Equity, Class R6	6,253	-	(504)	(77)	-	598	6,270	-
VictoryShares ESG Corporate Bond ETF	876	500	-	-	-	26	1,402	8
VictoryShares International Volatility Wtd ETF	2,801	-	-	-	-	209	3,010	13
VictoryShares Nasdaq Next 50 ETF	2,692	-	-	-	-	183	2,875	2
VictoryShares US Multi-Factor Minimum Volatility ETF	1,665	-	-	-	-	23	1,688	7
VictoryShares Emerging Markets Value Momentum ETF	4,322	-	-	-	-	153	4,475	4
VictoryShares International Value Momentum ETF	7,341	-	-	-	-	280	7,621	51
VictoryShares US Small Mid Cap Value Momentum ETF	2,671	-	-	-	-	32	2,703	14
VictoryShares US Value Momentum ETF	6,095	-	-	-	-	(30)	6,065	20
	$115,902	$2,846	$(1,926)	$(202)	$-	$6,780	$123,400	$240

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Asset-Backed Securities (19.5%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500	$1,321
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 11/13/24 @ 100 (a)	500	481
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 11/13/24 @ 100 (a)	1,000	983
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100 (a)	421	403
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	405	374
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100 (a)	600	598
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 3/15/25 @ 100 (a)	433	427
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 4/20/24 @ 100 (a)	615	606
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 10/20/23 @ 100 (a)	2,000	1,989
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class A, 6.12%, 4/20/27 (a)	750	768
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27 (a)	750	773
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 8/15/23 @ 100 (a)	1,000	975
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 11/19/23 @ 100 (a)	500	489
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	500	475
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 9/10/26 @ 100	147	135
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 1/10/26 @ 100	257	238
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 1/15/25 @ 100 (a)	333	332
Carvana Auto Receivables Trust, Series 2021-N4, Class A1, 0.83%, 9/11/28, Callable 12/10/26 @ 100	251	244
CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 9/14/26 @ 100 (a)	1,000	1,012
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 6/25/24 @ 100 (a)	46	45
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 5/15/24 @ 100 (a)	500	494
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/26, Callable 5/15/24 @ 100 (a)	98	98
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 5/15/27 @ 100 (a)	500	519
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09%, 1/15/27 (a)	610	614
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88%, 6/15/26, Callable 6/15/26 @ 100 (a)	547	538
CPS Auto Receivables Trust, Series 2022-A, Class A, 0.98%, 4/16/29, Callable 12/15/25 @ 100 (a)	268	265
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73%, 11/15/29, Callable 12/15/23 @ 100 (a)	1,000	971
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.48%, 3/15/33, Callable 11/15/26 @ 100 (a)	1,000	1,019

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	$218	$211
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100 (a)	500	511
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 12/15/24 @ 100 (a)	449	436
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24 (a)	2	2
Dell Equipment Finance Trust, Series 2023-1, Class C, 6.22%, 9/22/28, Callable 10/22/25 @ 100 (a)	1,000	1,006
Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 4/15/27 @ 100 (a)	1,000	1,000
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 3/15/25 @ 100	500	477
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11%, 5/15/26, Callable 3/15/25 @ 100	500	491
DT Auto Owner Trust, Series 2021-4A, Class B, 1.02%, 5/15/26, Callable 8/15/25 @ 100 (a)	500	484
DT Auto Owner Trust, Series 2019-4A, Class E, 3.93%, 10/15/26, Callable 4/15/24 @ 100 (a)	750	733
DT Auto Owner Trust, Series 2021-4A, Class C, 1.50%, 9/15/27, Callable 8/15/25 @ 100 (a)	250	236
DT Auto Owner Trust, Series 2022-1A, Class C, 2.96%, 11/15/27, Callable 10/15/25 @ 100 (a)	500	480
DT Auto Owner Trust, Series 2022-1A, Class B, 2.43%, 9/15/26, Callable 10/15/25 @ 100 (a)	750	727
Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, 10/22/29, Callable 8/20/26 @ 100 (a)	750	755
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 9/20/25 @ 100 (a)	263	260
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/16/27 (a)	318	317
Evergreen Credit Card Trust, Series 2023-CRT3, Class B, 6.58%, 2/16/27 (a)	762	774
Evergreen Credit Card Trust, Series 2022-CRT2, Class B, 6.56%, 11/15/26 (a)	1,000	1,009
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	500	503
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	500	497
Exeter Automobile Receivables Trust, Series 2022-5A, Class A3, 5.43%, 4/15/26, Callable 1/15/26 @ 100	500	499
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 4/15/25 @ 100	750	731
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable 5/15/25 @ 100	500	476
Exeter Automobile Receivables Trust, Series 2022-1A, Class A3, 1.54%, 7/15/25	290	288
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 7/15/24 @ 100 (a)	500	477
Exeter Automobile Receivables Trust, Series 2022-5A, Class A2, 5.29%, 1/15/25	415	415
Exeter Automobile Receivables Trust, Series 2022-1A, Class B, 2.18%, 6/15/26, Callable 12/15/25 @ 100	500	489
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26, Callable 8/15/25 @ 100	300	299
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	250	221

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A2, 4.49%, 3/16/26, Callable 9/15/25 @ 100 (a)	$446	$442
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A2, 1.15%, 9/15/25, Callable 4/15/25 @ 100 (a)	407	401
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 6/15/24 @ 100 (a)	402	396
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.49%, 4/15/26, Callable 9/15/23 @ 100 (a)	500	492
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 2/15/25 @ 100 (a)	821	784
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/26, Callable 2/15/24 @ 100 (a)	500	489
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 11/15/23 @ 100 (a)	500	494
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 8/15/25 @ 100 (a)	722	689
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 8/15/25 @ 100 (a)	457	440
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/25 (a)	500	466
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25 (a)	1,500	1,404
Hpefs Equipment Trust, Series 2022-3A, Class A2, 5.26%, 8/20/29, Callable 5/20/26 @ 100 (a)	500	498
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 6/20/24 @ 100 (a)	721	690
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 2/20/24 @ 100 (a)	750	718
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 5/20/23 @ 100 (a)	109	109
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 6/25/25 @ 100 (a)	234	225
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/25 @ 100 (a)	88	85
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 5/25/25 @ 100 (a)	294	285
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 6/25/25 @ 100 (a)	225	214
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 11/25/24 @ 100 (a)	31	31
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 11/25/24 @ 100 (a)	103	101
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 5/25/25 @ 100 (a)	147	142
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 5/25/25 @ 100 (a)	147	143
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 11/25/24 @ 100 (a)	63	61
LAD Auto Receivables Trust, Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 10/15/26 @ 100 (a)	1,000	987
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 10/15/26 @ 100 (a)	300	294
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 10/15/25 @ 100 (a)	594	540
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 6/15/26 @ 100 (a)	526	523
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 10/15/25 @ 100 (a)	750	704

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	$293	$250
NMEF Funding LLC, Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 10/15/26 @ 100 (a)	1,000	1,004
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100 (a)	553	495
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 4/20/23 @ 100 (a)	147	139
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 2/10/25 @ 100 (a)	885	865
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A2, 1.60%, 3/10/25 (a)	531	523
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 9/15/25 @ 100 (a)	174	167
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 1/15/24 @ 100 (a)	28	28
Pawneee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable 9/15/26 @ 100 (a)	350	347
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 4/15/23 @ 100 (a)	229	229
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38 (a)	600	528
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable 4/15/26 @ 100 (a)	362	359
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.99%, 12/15/32, Callable 12/15/26 @ 100 (a)	437	437
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100 (a)	457	447
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 4/15/26 @ 100 (a)	334	333
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.72%, 8/16/32, Callable 4/15/26 @ 100 (a)	542	540
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.45%, 12/15/32, Callable 12/15/26 @ 100 (a)	873	873
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/25 @ 100 (a)	212	204
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27, Callable 5/15/25 @ 100 (a)	300	292
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 10/15/24 @ 100 (a)	500	498
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 5/15/25 @ 100	500	477
Santander Drive Auto Receivables Trust, Series 2022-1, Class A3, 1.94%, 11/17/25, Callable 5/15/25 @ 100	466	462
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100 (a)	500	482
SCF Equipment Leasing LLC, Series 2022-1A, Class A2, 2.06%, 2/22/28, Callable 8/20/24 @ 100 (a)	461	451
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	146	144
SCF Equipment Leasing LLC, Series 1A, Class A3, 0.83%, 8/21/28, Callable 8/20/26 @ 100 (a)	794	764
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/25 @ 100 (a)	500	484
United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.10%, 3/10/25 (a)	977	968
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 4/15/25 @ 100 (a)	750	710

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 12/15/25 @ 100 (a)	$400	$393
Westlake Automobile Receivables Trust, Series 2022-2A, Class A3, 3.75%, 4/15/26, Callable 12/15/25 @ 100 (a)	500	491
Westlake Automobile Receivables Trust, Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 3/15/26 @ 100 (a)	500	505
Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.29%, 3/15/28, Callable 3/15/26 @ 100 (a)	500	505
Total Asset-Backed Securities (Cost $61,424)		60,231

Collateralized Mortgage Obligations (14.8%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 5.93% (LIBOR01M+125bps), 9/15/32 (a)(b)	1,000	973
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 6.13% (LIBOR01M+145bps), 9/15/32 (a)(b)	1,000	969
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.32% (LIBOR01M+364bps), 10/15/37 (a)(b)	1,720	1,630
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 6.25% (LIBOR01M+131bps), 11/15/34 (a)(b)	1,000	918
BPR Trust, Series 2022-OANA, Class B, 7.27% (TSFR1M+245bps), 4/15/37 (a)(b)	1,000	939
BPR Trust, Series 2022-STAR, Class A, 8.06% (TSFR1M+323bps), 8/15/24 (a)(b)	1,250	1,248
BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.96% (LIBOR01M+127bps), 12/15/38 (a)(b)	500	477
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 5.78% (LIBOR01M+110bps), 9/15/36 (a)(b)	750	706
BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 5.88% (LIBOR01M+120bps), 10/15/38 (a)(b)	927	873
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.39% (LIBOR01M+145bps), 10/15/36 (a)(b)	489	477
BX Commercial Mortgage Trust, Series 2021-VINO, Class B, 5.54% (LIBOR01M+85bps), 5/15/38 (a)(b)	1,000	949
BX Commercial Mortgage Trust, Series 2021-CIP, Class C, 6.15% (LIBOR01M+147bps), 12/15/38 (a)(b)	1,000	947
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 6.19% (LIBOR01M+125bps), 10/15/36 (a)(b)	850	831
BX Mortgage Trust, Series 2021-PAC, Class C, 5.78% (LIBOR01M+110bps), 10/15/36 (a)(b)	1,000	931
BX Trust, Series 2021-RISE, Class B, 5.93% (LIBOR01M+125bps), 11/15/36 (a)(b)	500	477
BX Trust, Series 2021-SOAR, Class B, 5.56% (LIBOR01M+87bps), 6/15/38 (a)(b)	492	467
BX Trust, Series 2022-LBA6, Class B, 6.13% (SOFR30A+130bps), 1/15/39 (a)(b)	500	477
BX Trust, Series 2022-LBA6, Class C, 6.43% (TSFR1M+160bps), 1/15/39 (a)(b)	1,000	948
BX Trust, Series 2021-SOAR, Class C, 5.78% (LIBOR01M+110bps), 6/15/38 (a)(b)	492	462
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class B, 6.16% (TSFR1M+134bps), 2/15/39 (a)(b)	1,000	900
CIFC Funding Ltd., Series 2012-2RA, Class A1, 5.61% (LIBOR03M+80bps), 1/20/28, Callable 4/20/23 @ 100 (a)(b)	381	379
CIFC Funding Ltd., Series 2017-4A, Class A1R, 5.77% (LIBOR03M+95bps), 10/24/30, Callable 4/24/23 @ 100 (a)(b)	678	668
COMM Mortgage Trust, Series 2014- 277P, Class C, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	334	312

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

COMM Mortgage Trust, Series 2019-521F, Class B, 5.78% (LIBOR01M+110bps), 6/15/34 (a)(b)	$1,500	$1,437
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100 (a)	1,000	913
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	1,000	955
Extended Stay America Trust, Series 2021-ESH, Class B, 6.06% (LIBOR01M+138bps), 7/15/38 (a)(b)	380	368
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.50%, 12/25/49, Callable 12/25/23 @ 100 (a)(c)	1,000	983
Golub Capital Partners CLO 40A Ltd., Series 2019-40A, Class AR, 5.91% (LIBOR03M+109bps), 1/25/32, Callable 4/25/23 @ 100 (a)(b)	1,000	980
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000	916
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 0.29%, 3/10/44, Callable 4/10/23 @ 100 (a)(c)(h)	823	—	(d)
Hospitality Mortgage Trust, Series 2019-HIT, Class A, 5.68% (LIBOR01M+100bps), 11/15/36 (a)(b)	804	781
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 6.03% (LIBOR01M+135bps), 11/15/36 (a)(b)	1,149	1,111
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	750	695
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.16%, 1/15/46, Callable 7/15/23 @ 100 (c)	2,000	1,987
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 5.48% (LIBOR01M+80bps), 4/15/38 (a)(b)	945	917
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 4/15/23 @ 100 (c)	161	159
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.60%, 4/15/47, Callable 1/15/25 @ 100 (c)(h)	4,409	20
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 5.63% (LIBOR01M+95bps), 5/15/36 (a)(b)	1,000	982
Life Mortgage Trust, Series 2021-BMR, Class B, 5.82% (LIBOR01M+88bps), 3/15/38 (a)(b)	983	939
Med Trust, Series 2021-MDLN, Class B, 6.14% (LIBOR01M+145bps), 11/15/38 (a)(b)	997	952
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 5.78% (LIBOR01M+110bps), 4/15/38 (a)(b)	1,000	958
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 5.98% (LIBOR01M+130bps), 12/15/36 (a)(b)	1,154	985
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 5.87% (LIBOR03M+100bps), 2/14/31, Callable 5/14/23 @ 100 (a)(b)	750	739
ONE Mortgage Trust, Series 2021-PARK, Class B, 5.89% (LIBOR01M+95bps), 3/15/36 (a)(b)	1,000	918
One New York Plaza Trust, Series 2020-1NYP, Class A, 5.63% (LIBOR01M+95bps), 1/15/36 (a)(b)	875	829
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A2, 6.17% (LIBOR03M+125bps), 5/20/29, Callable 5/20/23 @ 100 (a)(b)	500	487
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A1, 5.72% (LIBOR03M+80bps), 5/20/29, Callable 5/20/23 @ 100 (a)(b)	635	628
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 6.21% (LIBOR03M+140bps), 7/20/29, Callable 4/20/23 @ 100 (a)(b)	1,000	975
Palmer Square Loan Funding Ltd., Series 2022-1A, Class A2, 6.23% (TSFR3M+160bps), 4/15/30, Callable 4/15/23 @ 100 (a)(b)	1,000	967
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A1, 6.22% (TSFR3M+156bps), 1/15/31, Callable 10/15/23 @ 100 (a)(b)	723	719
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 5.71% (LIBOR03M+90bps), 4/20/29, Callable 4/20/23 @ 100 (a)(b)	268	265

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

SMRT, Series 2022-MINI, Class B, 6.18% (TSFR1M+135bps), 1/15/39 (a)(b)	$1,000	$960
SOUND POINT CLO VIII-R Ltd., Series 2015-1RA, Class AR, 5.87% (LIBOR03M+108bps), 4/15/30, Callable 4/15/23 @ 100 (a)(b)	1,242	1,226
Stratus CLO Ltd., Series 2021-1A, Class B, 6.21% (LIBOR03M+140bps), 12/29/29, Callable 4/20/23 @ 100 (a)(b)	1,000	970
Stratus CLO Ltd., Series 2021-3A, Class B, 6.36% (LIBOR03M+155bps), 12/29/29, Callable 4/20/23 @ 100 (a)(b)	822	799
TTAN, Series 2021-MHC, Class B, 5.78% (LIBOR01M+115bps), 3/15/38 (a)(b)	366	350
Total Collateralized Mortgage Obligations (Cost $47,787)		45,828

Senior Secured Loans (4.1%)
Berry Global, Inc., Term Z Loans, First Lien, 6.51% (LIBOR01M+175bps), 7/1/26 (b)	1,232	1,226
Calpine Corp., Term Loans, First Lien, 6.64% (LIBOR01M+200bps), 4/1/26 (b)	990	982
Charter Communications Operating LLC, Term B1, First Lien, 6.37% (SOFR01M+175bps), 4/30/25 (b)	992	991
Chemours Co. LLC, Term Loan, First Lien, 6.39% (LIBOR01M+175bps), 4/3/25 (b)	1,496	1,486
Delos Finance S.A.R.L., Loans, First Lien, 6.48% (LIBOR03M+175bps), 10/6/23 (b)	1,500	1,498
Gray Television, Inc., Term Loan E, First Lien, 1/2/26 (e)	1,000	981
IQVIA, Inc., Term B-2 Dollar Loans, First Lien, 6.38% (LIBOR01M+175bps), 1/1/25 (b)	1,100	1,100
Open Text Corp., Term Loans, First Lien, 5/30/25 (e)	1,000	996
SBA Senior Finance II LLC, Incremental Tranche B-2 Term Loans, First Lien, 6.41% (LIBOR01M+175bps), 4/11/25 (b)	1,000	999
Vistra Operations Co. LLC, 2018 Incremental Term Loans, First Lien, 6.46% (LIBOR01M+175bps), 12/31/25 (b)	1,479	1,470
XPO Logistics, Inc., Term Loan B, First Lien, 6.45% (LIBOR01M+175bps), 2/23/25 (b)	1,000	997
Total Senior Secured Loans (Cost $12,724)		12,726

Corporate Bonds (29.3%)
Communication Services (1.7%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.46% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b)	1,000	1,002
Magallanes, Inc.
3.43%, 3/15/24 (a)	500	489
6.59% (SOFRINDX+178bps), 3/15/24 (a)(b)	1,000	1,002
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100 (a)	1,381	1,372
Verizon Communications, 5.61% (SOFR+79bps), 3/20/26 (b)	1,500	1,487
		5,352
Consumer Discretionary (2.5%):
American Honda Finance Corp., 5.23% (LIBOR03M+37bps), 5/10/23, MTN (b)	360	360
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	951
Daimler Finance North America LLC, 5.65% (LIBOR03M+84bps), 5/4/23 (b)	1,150	1,149
Daimler Trucks Finance North America LLC, 5.84% (SOFR+100bps), 4/5/24 (a)(b)	1,000	996
General Motors Financial Co., Inc., 5.55% (SOFR+76bps), 3/8/24 (b)	1,500	1,483
Howard University, 2.80%, 10/1/23	250	247

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Nissan Motor Acceptance Co. LLC, 5.65% (LIBOR03M+64bps), 3/8/24 (a)(b)	$500	$494
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/26/23 @ 100	1,000	955
ZF North America Capital, Inc., 4.75%, 4/29/25 (a)	1,000	983
		7,618
Energy (2.9%):
Buckeye Partners LP, 4.15%, 7/1/23, Callable 5/11/23 @ 100	2,000	1,988
EnLink Midstream Partners LP, 4.40%, 4/1/24, Callable 1/1/24 @ 100 (f)	948	926
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	1,034	997
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100 (a)	1,500	1,393
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	1,000	983
Murphy Oil Corp., 5.75%, 8/15/25, Callable 5/11/23 @ 101.44	554	550
NuStar Logistics LP, 5.75%, 10/1/25, Callable 7/1/25 @ 100	600	585
PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/11/23 @ 102.88	1,500	1,460
		8,882
Financials (14.4%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,000	970
Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100 (f)	1,505	1,415
Antares Holdings LP, 6.00%, 8/15/23, Callable 7/15/23 @ 100 (a)	1,107	1,100
Ares Capital Corp.
3.25%, 7/15/25, Callable 6/15/25 @ 100	500	458
3.88%, 1/15/26, Callable 12/15/25 @ 100	1,000	922
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100	882	892
Athene Global Funding, 5.94% (LIBOR03M+73bps), 1/8/24 (a)(b)	1,590	1,575
Bank of America Corp., 5.33% (SOFR+69bps), 4/22/25, Callable 4/22/24 @ 100 (b)	500	495
Blackstone Private Credit Fund, 7.05%, 9/29/25 (a)	1,500	1,493
Blackstone Secured Lending Fund, 3.63%, 1/15/26, Callable 12/15/25 @ 100	1,000	908
BMW US Capital LLC, 5.10% (SOFR+38bps), 8/12/24 (a)(b)	500	495
Brighthouse Financial Global Funding, 5.33% (SOFR+76bps), 4/12/24 (a)(b)	1,000	987
Citigroup, Inc.
5.34% (SOFR+67bps), 5/1/25, Callable 5/1/24 @ 100 (b)	500	494
5.33% (SOFR+69bps), 1/25/26, Callable 1/25/25 @ 100 (b)	1,000	982
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100 (b)	1,700	1,601
Credit Acceptance Corp.
5.13%, 12/31/24, Callable 4/21/23 @ 101.28 (a)	400	380
6.63%, 3/15/26, Callable 4/21/23 @ 101.66 (f)	500	467
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,500	1,412
Enact Holdings, Inc., 6.50%, 8/15/25, Callable 2/15/25 @ 100 (a)	1,000	975
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (a)	750	754
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25, Callable 2/1/25 @ 100 (a)	750	747
Fifth Third Bancorp, 4.30%, 1/16/24, Callable 12/16/23 @ 100	507	495
Fifth Third Bank NA, 5.85% (SOFR+123bps), 10/27/25, Callable 10/27/24 @ 100 (b)	1,000	988
Ford Motor Credit Co. LLC, 2.30%, 2/10/25, Callable 1/10/25 @ 100	1,000	927
FS KKR Capital Corp.
1.65%, 10/12/24	857	789
4.13%, 2/1/25, Callable 1/1/25 @ 100 (f)	1,000	949
GA Global Funding Trust
5.30% (SOFR+50bps), 9/13/24 (a)(b)	1,000	979

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

6.20% (SOFRRATE+136bps), 4/11/25 (a)(b)	$380	$370
Goldman Sachs Group, Inc., 5.30% (SOFR+50bps), 9/10/24, Callable 9/10/23 @ 100 (b)	500	496
Huntington Bancshares, Inc., 4.00%, 5/15/25, Callable 4/15/25 @ 100	500	472
JPMorgan Chase & Co.
5.31% (SOFR+54bps), 6/1/25, Callable 6/1/24 @ 100 (b)	500	494
5.60% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100 (b)(f)	1,000	976
KeyCorp., 3.88% (SOFR+125bps), 5/23/25, MTN, Callable 5/23/24 @ 100 (b)	1,650	1,589
Manufacturers & Traders Trust Co.
5.40%, 11/21/25, Callable 10/21/25 @ 100	300	290
4.65%, 1/27/26, Callable 12/27/25 @ 100	500	471
New York Life Global Funding
4.96% (SOFR+31bps), 4/26/24 (a)(b)	500	500
5.94% (SOFRINDX+93bps), 4/2/26 (a)(b)	750	750
Owl Rock Capital Corp.
5.25%, 4/15/24, Callable 3/15/24 @ 100	500	487
3.75%, 7/22/25, Callable 6/22/25 @ 100	1,000	916
Owl Rock Core Income Corp., 3.13%, 9/23/26, Callable 8/23/26 @ 100	1,500	1,279
Principal Life Global Funding II, 5.14% (SOFR+38bps), 8/23/24 (a)(b)	1,000	993
Santander Holdings USA, Inc.
4.26% (SOFR+138bps), 6/9/25, Callable 6/9/24 @ 100 (b)	500	482
5.81% (SOFR+233bps), 9/9/26, Callable 9/9/25 @ 100 (b)	1,000	982
SLM Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100	1,152	1,037
Starwood Property Trust, Inc., 3.75%, 12/31/24, Callable 9/30/24 @ 100 (a)	1,550	1,432
The Charles Schwab Corp., 5.24% (SOFR+52bps), 5/13/26, Callable 4/13/26 @ 100 (b)(f)	1,000	959
The Goldman Sachs Group, Inc., 5.11% (SOFR+49bps), 10/21/24, Callable 10/21/23 @ 100 (b)	1,000	989
The Huntington National Bank, 5.70% (SOFR+122bps), 11/18/25, Callable 11/18/24 @ 100 (b)	1,350	1,306
Truist Financial Corp., 5.20% (SOFRRATE+40bps), 6/9/25, Callable 6/9/24 @ 100 (b)	1,000	956
United Financial Bancorp, Inc., 5.75%, 10/1/24	1,000	964
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100 (a)	750	711
		44,550
Health Care (0.8%):
Hikma Finance USA LLC, 3.25%, 7/9/25	500	470
Illumina, Inc., 5.80%, 12/12/25, Callable 11/12/25 @ 100	750	761
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25	670	618
The Cigna Group, 5.69%, 3/15/26, Callable 3/15/24 @ 100	500	503
		2,352
Industrials (2.9%):
American Airlines Pass Through Trust, 4.38%, 6/15/24 (a)	690	670
Aviation Capital Group LLC
4.38%, 1/30/24, Callable 12/30/23 @ 100 (a)	673	662
4.88%, 10/1/25, Callable 7/1/25 @ 100 (a)	1,000	964
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100	1,000	979
Regal Rexnord Corp., 6.05%, 2/15/26 (a)	1,000	1,007
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	1,933	1,892
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 3/6/24 @ 100	1,250	1,262
U.S. Airways Pass Through Trust, 6.25%, 4/22/23	361	360
United Airlines Pass Through Trust
4.30%, 8/15/25	723	691

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

4.88%, 1/15/26	$548	$528
		9,015
Information Technology (0.6%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 3/1/24 @ 100	685	686
Hewlett Packard Enterprise Co., 5.90%, 10/1/24	1,000	1,013
		1,699
Materials (0.3%):
Celanese US Holdings LLC
5.90%, 7/5/24	500	500
6.05%, 3/15/25	500	503
		1,003
Real Estate (1.5%):
Boston Properties LP
3.80%, 2/1/24, Callable 11/1/23 @ 100	350	339
3.20%, 1/15/25, Callable 10/15/24 @ 100	1,000	928
GLP Capital LP GLP Financing II, Inc., 3.35%, 9/1/24, Callable 8/1/24 @ 100	1,000	953
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23, Callable 9/15/23 @ 100	500	493
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	1,000	947
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 5/11/23 @ 100.88 (a)	1,000	947
		4,607
Utilities (1.7%):
CenterPoint Energy, Inc., 5.37% (SOFR+65bps), 5/13/24, Callable 4/26/23 @ 100 (b)	1,500	1,486
Metropolitan Edison Co., 4.00%, 4/15/25 (a)	1,500	1,430
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	500	509
NRG Energy, Inc., 3.75%, 6/15/24, Callable 5/15/24 @ 100 (a)	500	485
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,479
		5,389
Total Corporate Bonds (Cost $92,392)		90,467

Yankee Dollars (15.1%)
Communication Services (0.3%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	1,000	1,002

Consumer Discretionary (0.6%):
International Game Technology PLC, 4.13%, 4/15/26, Callable 5/11/23 @ 102.06 (a)	1,030	997
Nissan Motor Co. Ltd., 3.52%, 9/17/25, Callable 8/17/25 @ 100 (a)	916	863
		1,860
Energy (1.0%):
Harvest Operations Corp., 1.00%, 4/26/24, Callable 5/11/23 @ 100 (a)	714	684
Petroleos Mexicanos, 4.25%, 1/15/25 (f)	1,000	953
TransCanada PipeLines Ltd., 6.32% (SOFRINDX+152bps), 3/9/26, Callable 3/9/24 @ 100 (b)	1,500	1,501
		3,138
Financials (11.2%):
Avolon Holdings Funding Ltd.
5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	497
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	1,000	937

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Banco Santander SA, 5.93% (LIBOR03M+112bps), 4/12/23 (b)	$400	$400
Bank of Montreal, 5.43% (SOFR+62bps), 9/15/26, MTN (b)	1,500	1,460
Barclays PLC
4.34% (LIBOR03M+136bps), 5/16/24, Callable 5/16/23 @ 100 (b)	1,000	998
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100 (b)	500	514
Commonwealth Bank of Australia, 5.33% (SOFR+52bps), 6/15/26 (a)(b)	1,500	1,472
Credit Agricole SA, 5.84% (LIBOR03M+102bps), 4/24/23 (a)(b)	1,000	1,000
Credit Suisse AG, 5.07% (SOFR+39bps), 2/2/24 (b)	1,000	959
Danske Bank A/S, 0.98%, 9/10/25, Callable 9/10/24 @ 100 (a)	1,000	930
Deutsche Bank AG
4.50%, 4/1/25	1,000	918
3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	603	570
Enel Finance International NV, 6.80%, 10/14/25 (a)	500	518
HSBC Holdings PLC
5.32% (SOFR+58bps), 11/22/24, Callable 11/22/23 @ 100 (b)	1,000	979
6.22% (SOFR+143bps), 3/10/26, Callable 3/10/25 @ 100 (b)	1,000	991
ING Groep NV, 6.48% (SOFRINDX+164bps), 3/28/26, Callable 3/28/25 @ 100 (b)	500	501
Lloyds Banking Group PLC
3.87% (H15T1Y+350bps), 7/9/25, Callable 7/9/24 @ 100 (b)	250	243
3.51% (H15T1Y+160bps), 3/18/26, Callable 3/18/25 @ 100 (b)	750	714
Macquarie Group Ltd., 5.29% (SOFR+71bps), 10/14/25, Callable 10/14/24 @ 100 (a)(b)	1,500	1,470
Mitsubishi UFJ Financial Group, Inc., 5.67% (SOFR+94bps), 2/20/26, Callable 2/20/25 @ 100 (b)	1,000	987
Mizuho Financial Group, Inc., 5.69% (SOFR+96bps), 5/22/26, Callable 5/22/25 @ 100 (b)	1,000	983
National Australia Bank Ltd., 5.22% (SOFR+65bps), 1/12/27 (a)(b)	1,250	1,230
NatWest Markets PLC
6.28% (SOFR+145bps), 3/22/25 (a)(b)(f)	500	497
5.60% (SOFR+76bps), 9/29/26 (a)(b)	1,000	966
Nordea Bank Abp
5.89% (LIBOR03M+94bps), 8/30/23 (a)(b)	1,000	998
5.74% (SOFRRATE+96bps), 6/6/25 (a)(b)	500	498
Park Aerospace Holdings Ltd., 5.50%, 2/15/24 (a)	500	496
Royal Bank of Canada
5.02% (SOFR+36bps), 7/29/24 (b)(f)	1,000	991
5.27% (SOFR+59bps), 11/2/26, MTN (b)	500	487
Santander UK Group Holdings PLC, 1.09% (SOFR+79bps), 3/15/25, Callable 3/15/24 @ 100 (b)	1,000	946
Societe Generale SA, 5.67% (SOFR+105bps), 1/21/26, Callable 1/21/25 @ 100 (a)(b)	1,700	1,659
Standard Chartered PLC
3.79% (LIBOR03M+156bps), 5/21/25, Callable 5/21/24 @ 100 (a)(b)	851	832
7.78% (H15T1Y+310bps), 11/16/25, Callable 11/16/24 @ 100 (a)(b)	750	767
Sumitomo Mitsui Trust Bank Ltd., 5.25% (SOFR+44bps), 9/16/24 (a)(b)	1,000	990
The Bank of Nova Scotia, 5.32% (SOFR+55bps), 3/2/26 (b)	1,250	1,224
The Toronto-Dominion Bank, 5.39% (SOFR+59bps), 9/10/26 (b)	1,500	1,464
UBS AG
5.09% (SOFR+32bps), 6/1/23 (a)(b)(f)	500	499
5.07% (SOFR+36bps), 2/9/24 (a)(b)	500	498
Westpac Banking Corp., 5.30% (SOFR+52bps), 6/3/26 (b)	1,500	1,475
		34,558

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Industrials (0.6%):
Aircastle Ltd.
4.40%, 9/25/23, Callable 8/25/23 @ 100	$451	$448
4.13%, 5/1/24, Callable 2/1/24 @ 100	750	733
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	900	810
		1,991

Materials (1.4%):
NOVA Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100 (a)	1,312	1,292
OCI NV, 4.63%, 10/15/25, Callable 5/11/23 @ 102.31 (a)	1,504	1,433
POSCO Holdings, Inc., 2.50%, 1/17/25 (a)(f)	510	488
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100 (a)	1,000	975
		4,188

Total Yankee Dollars (Cost $47,767)		46,737

Municipal Bonds (2.7%)
California (0.5%):
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25	500	462
City of El Cajon CA Revenue, 0.93%, 4/1/24	640	612
Golden State Tobacco Securitization Corp. Revenue, Series B, 0.99%, 6/1/24	500	477
		1,551
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue, Series A, 2.50%, 10/1/25	300	280

Indiana (0.1%):
Indiana Finance Authority Revenue, 1.72%, 11/15/23	300	293

Kentucky (0.5%):
County of Meade Revenue, Series B, 3.65%, 8/1/61, Continuously Callable @100(g)	1,500	1,500

Michigan (0.5%):
Michigan Strategic Fund Revenue (LOC-Comerica Bank, N.A.), 5.60%, 12/1/33, Continuously Callable @100(g)	1,500	1,500

New Jersey (0.2%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	320	311
South Jersey Transportation Authority Revenue, Series B, 2.10%, 11/1/24	500	476
		787
North Carolina (0.2%):
North Carolina Capital Facilities Finance Agency Revenue, Series B, 1.05%, 10/1/23	825	805

Pennsylvania (0.5%):
Allegheny County IDA Revenue (LOC-PNC Financial Services Group), 4.90%, 11/1/27, Callable 5/1/23 @ 100(g)	1,000	1,000
State Public School Building Authority Revenue, 2.62%, 4/1/23	450	450
		1,450
Texas (0.1%):
San Antonio Education Facilities Corp. Revenue, 1.74%, 4/1/25	255	234

Total Municipal Bonds (Cost $8,590)		8,400

U.S. Treasury Obligations (3.0%)
U.S. Treasury Bills
5.02%, 4/11/23 (i)	500	499

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

4.84%, 6/6/23 (i)	$1,000	$992
4.91%, 6/13/23 (i)	500	496
4.93%, 9/7/23 (i)	1,500	1,469
U.S. Treasury Notes
2.50%, 1/31/24	1,000	982
2.75%, 2/15/24	1,000	983
2.38%, 2/29/24	1,000	979
2.25%, 4/30/24	1,000	975
2.50%, 4/30/24	1,000	978
3.00%, 7/31/24	1,000	982
Total U.S. Treasury Obligations (Cost $9,313)		9,335

Commercial Paper (11.9%)(i)
AutoNation, Inc., 5.42%, 4/3/23 (a)	3,000	2,999
Aviation Capital Group, 5.10%, 4/3/23 (a)	1,400	1,399
Bacardi USA, Inc., 5.19%, 4/14/23 (a)	3,000	2,994
Canadian Natural Resources Ltd.
5.44%, 4/12/23 (a)	1,000	998
5.47%, 4/19/23 (a)	1,000	997
5.52%, 4/25/23 (a)	1,000	996
Conagra Brands, Inc., 5.50%, 4/4/23 (a)	1,000	999
Crown Castle, Inc.
5.43%, 4/4/23 (a)	1,500	1,499
5.48%, 4/11/23 (a)	1,500	1,498
FMC Corp.
5.38%, 4/3/23 (a)	2,500	2,499
5.57%, 4/24/23 (a)	500	498
Global Payments Bank
5.64%, 4/10/23	1,000	999
5.65%, 4/11/23	1,000	998
5.69%, 4/17/23	1,000	997
HP, Inc., 5.08%, 4/3/23 (a)	1,000	999
International Flavors & Fragrances, Inc., 5.08%, 4/3/23 (a)	2,750	2,749
Jabil, Inc.
5.62%, 4/3/23 (a)	250	250
5.63%, 4/4/23 (a)	1,000	1,000
5.64%, 4/5/23 (a)	800	799
5.70%, 4/13/23 (a)	1,000	998
Newell Brands, Inc., 5.44%, 4/5/23 (a)	500	500
Ovintiv, Inc.
5.44%, 4/5/23	2,000	1,999
5.48%, 4/10/23	1,000	998
Quanta Services, Inc.
5.45%, 4/3/23 (a)	1,000	1,000
5.46%, 4/4/23 (a)	1,000	999
5.48%, 4/6/23 (a)	1,000	999
Ridgefield Funding Co. LLC, 5.03%, 5/15/23 (a)	500	497
Tyco Electronics Group SA, 5.08%, 4/3/23 (a)	1,000	999
Walgreens Boots Alliance, Inc., 5.30%, 4/10/23 (a)	1,500	1,498
Total Commercial Paper (Cost $36,659)		36,654

Collateral for Securities Loaned (1.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (j)	1,236,141	1,236
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (j)	1,236,016	1,236
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (j)	1,236,141	1,236

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund (Also Known as Victory Ultra Short-Term Bond Fund)	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (j)	1,235,766	$1,236
Total Collateral for Securities Loaned (Cost $4,944)		4,944
Total Investments (Cost $321,600) — 102.0%		315,322
Liabilities in excess of other assets — (2.0)%		(6,092)
NET ASSETS - 100.00%		$309,230

At March 31, 2023, the Fund's investments in foreign securities were 21.4% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $185,580 thousands and amounted to 60.0% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2023.
(d)	Rounds to less than $1 thousand.
(e)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f)	All or a portion of this security is on loan.
(g)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Security is interest only.
(i)	Rate represents the effective yield at March 31, 2023.
(j)	Rate disclosed is the daily yield on March 31, 2023.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y—1 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR30A—30-day average of SOFR, rate disclosed as of March 31, 2023.
SOFRINDX—SOFR Index measures the cumulative impact of compounding the SOFR each business day.
SOFR01M—1 Month SOFR, rate disclosed as of March 31, 2023.
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of March 31, 2023.
TSFR3M—3 month Term SOFR, rate disclosed as of March 31, 2023.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.